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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Diversified Emerging Markets Debt Fund

Voya Diversified International Fund

Voya Emerging Markets Equity Dividend Fund

Voya Global Bond Fund

Voya Global Equity Dividend Fund

Voya Global Natural Resources Fund

Voya Global Opportunities Fund

Voya Global Perspectives Fund

Voya Global Real Estate Fund

Voya International Core Fund

Voya International Real Estate Fund

Voya International Value Equity Fund

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Small Cap Fund

Voya Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Diversified Emerging Markets Debt Fund	as of July 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 100.9%
	Affiliated Investment Companies: 100.9%
31,878	Voya Emerging Markets Corporate Debt Fund - Class P	$320,059	30.1
48,619	Voya Emerging Markets Hard Currency Debt Fund - Class P	477,438	44.9
30,781	Voya Emerging Markets Local Currency Debt Fund - Class P	275,492	25.9

	Total Investment Companies (Cost $1,082,238)	1,072,989	100.9

SHORT-TERM INVESTMENTS: 3.2%
	Mutual Funds: 3.2%
34,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $34,000)	34,000	3.2

	Total Short-Term Investments (Cost $34,000)	34,000	3.2

	Total Investments in Securities (Cost $1,116,238)	$1,106,989	104.1
	Liabilities in Excess of Other Assets	(43,643)	(4.1)
	Net Assets	$1,063,346	100.0

††	Rate shown is the 7-day yield as of July 31, 2014.

Cost for federal income tax purposes is $1,119,369.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,143
Gross Unrealized Depreciation	(19,523)

Net Unrealized Depreciation	$(12,380)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Investment Companies	$1,072,989	$–	$–	$1,072,989
Short-Term Investments	34,000	–	–	34,000
Total Investments, at fair value	$1,106,989	$–	$–	$1,106,989
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,843	–	1,843
OTC Swaps	–	256	–	256
Total Assets	$1,106,989	$2,099	$–	$1,109,088

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(455)	$–	$(455)
Forward Foreign Currency Contracts	–	(912)	–	(912)
Total Liabilities	$–	$(1,367)	$–	$(1,367)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 7/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$186,663	$126,320	$-	$7,076	$320,059	$9,963	$-	$3,357
Voya Emerging Markets Hard Currency Debt Fund - Class P	538,614	28,948	(111,631)	21,507	477,438	21,909	(6,631)	7,038
Voya Emerging Markets Local Currency Debt Fund - Class P	187,489	178,360	(92,272)	1,915	275,492	5,028	(15,271)	4,332
	$912,766	$333,628	$(203,903)	$30,498	$1,072,989	$36,900	$(21,902)	$14,727

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2014, the following forward foreign currency contracts were outstanding for the Voya Diversified Emerging Markets Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Hungarian Forint	2,411,917	Sell	09/12/14	$10,788	$10,273	$515
Barclays Bank PLC	South African Rand	189,893	Sell	09/12/14	18,003	17,591	412
Barclays Bank PLC	Russian Ruble	595,210	Sell	09/12/14	16,635	16,518	117
Citigroup, Inc.	Malaysian Ringgit	82,613	Sell	08/22/14	25,210	25,745	(535)
Citigroup, Inc.	Polish Zloty	44,305	Sell	09/12/14	14,362	14,163	199
Credit Suisse Group AG	Mexican Peso	295,548	Sell	09/12/14	22,665	22,290	375
Deutsche Bank AG	Philippine Peso	311,710	Sell	08/22/14	7,013	7,148	(135)
Deutsche Bank AG	Turkish Lira	37,518	Sell	09/12/14	17,490	17,356	134
Deutsche Bank AG	Peruvian Nuevo Sol	16,872	Sell	09/12/14	5,998	5,994	4
Deutsche Bank AG	Colombian Peso	11,475,440	Sell	09/12/14	5,873	6,088	(215)
HSBC	Indonesian Rupiah	163,945,000	Sell	08/22/14	14,006	13,919	87
HSBC	Brazilian Real	43,535	Sell	09/12/14	18,940	18,967	(27)
							$931

Voya Diversified Emerging Markets Debt Fund Centrally Cleared Interest Rate Swap Agreements Outstanding on July 31, 2014:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.722% and pay a floating rate based on the 3-month USD-LIBOR-BBA	07/14/19	USD	60,000	$(455)	$(455)
				$(455)	$(455)

Voya Diversified Emerging Markets Debt Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on July 31, 2014:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 6.670% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Deutsche Bank AG	10/13/15	ZAR	1,500,000	$256	$–	$256
				$256	$–	$256

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,843
Interest rate contracts	Interest rate swaps	256
Total Asset Derivatives		$2,099

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$912
Interest rate contracts	Interest rate swaps*	455
Total Liability Derivatives		$1,367

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2014:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	HSBC	Totals
Assets:
Forward foreign currency contracts	$1,044	$199	$375	$138	$87	$1,843
Interest rate swaps	-	-	-	256	-	256
Total Assets	$1,044	$199	$375	$394	$87	$2,099

Liabilities:
Forward foreign currency contracts	$-	$535	$-	$350	$27	$912
Total Liabilities	$-	$535	$-	$350	$27	$912

Net OTC derivative instruments by counterparty, at fair value	$1,044	$(336)	$375	$44	$60	$1,187

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$1,044	$(336)	$375	$44	$60	$1,187

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Voya Diversified International Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.7%
195,756	iShares MSCI EAFE Index Fund	$13,035,392	17.7

	Total Exchange-Traded Funds (Cost $12,623,707)	13,035,392	17.7

MUTUAL FUNDS: 82.3%
	Affiliated Investment Companies: 82.3%
1,707,658	Voya International Core Fund - Class I	19,159,917	26.0
701,998	Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,459,078	11.4
2,431,915	Voya Multi-Manager International Equity Fund - Class I	29,426,171	39.9
73,865	Voya Multi-Manager International Small Cap Fund - Class I	3,699,174	5.0

	Total Mutual Funds (Cost $47,405,908)	60,744,340	82.3

	Total Investments in Securities (Cost $60,029,615)	$73,779,732	100.0
	Liabilities in Excess of Other Assets	(13,170)	–
	Net Assets	$73,766,562	100.0

Cost for federal income tax purposes is $60,984,050.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,795,682
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$12,795,682

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$13,035,392	$–	$–	$13,035,392
Mutual Funds	60,744,340	–	–	60,744,340
Total Investments, at fair value	$73,779,732	$–	$–	$73,779,732

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 7/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya International Core Fund - Class I	$34,399,399	$2,218,777	$(15,302,833)	$(2,155,426)	$19,159,917	$485,335	$2,195,856	$52,796
Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,306,005	835,722	(3,380,889)	(301,760)	8,459,078	117,987	302,524	-
Voya Multi-Manager International Equity Fund - Class I	34,627,345	646,341	(5,643,789)	(203,726)	29,426,171	340,771	765,350	31,603
Voya Multi-Manager International Small Cap Fund - Class I	4,421,218	136,729	(522,841)	(335,932)	3,699,174	76,687	549,971	-
	$84,753,967	$3,837,569	$(24,850,352)	$(2,996,844)	$60,744,340	$1,020,780	$3,813,701	$84,399

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Emerging Markets Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 88.0%
		Brazil: 5.8%
36,327		BM&F Bovespa S.A.	$193,744	0.9
26,158		Cia de Saneamento Basico do Estado de Sao Paulo	232,900	1.1
32,311		Cia Energetica de Minas Gerais ADR	265,596	1.2
13,970		Cia Hering	131,033	0.6
19,932		Petroleo Brasileiro SA ADR	335,256	1.5
5,855		Totvs S.A.	100,442	0.5
			1,258,971	5.8

		Chile: 2.5%
10,686		Banco Santander Chile ADR	271,745	1.2
16,155		Enersis SA ADR	272,373	1.3
			544,118	2.5

		China: 20.7%
87,000		BOC Hong Kong Holdings Ltd.	272,864	1.3
348,000		China BlueChemical Ltd.	179,238	0.8
456,000		China Communications Services Corp., Ltd.	222,235	1.0
525,960		China Construction Bank	402,423	1.8
48,000		China Life Insurance Co., Ltd. (HKD)	142,554	0.7
24,500		China Mobile Ltd.	267,703	1.2
280,600		China Petroleum & Chemical Corp.	274,709	1.3
114,000		China Resources Power Holdings Co.	318,461	1.5
596,000		China Shanshui Cement Group Ltd.	214,143	1.0
42,000		China Shineway Pharmaceutical Group Ltd.	70,247	0.3
149,000		CNOOC Ltd.	263,561	1.2
148,000		Cosco Pacific Ltd.	222,397	1.0
224,000		Harbin Electric Co. Ltd.	150,316	0.7
592,005		Industrial and Commercial Bank of China Ltd.	403,758	1.9
118,000		Jiangsu Expressway Co. Ltd.	143,429	0.7
470,000		Parkson Retail Group Ltd.	140,619	0.6
147,000	X	Real Gold Mining Ltd.	23,709	0.1
87,000		Shanghai Industrial Holdings Ltd.	289,553	1.3
58,343		Shanghai Pharmaceuticals Holding Co. Ltd.	108,555	0.5
124,000		Wumart Stores, Inc.	110,223	0.5
268,000		Zhejiang Expressway Co., Ltd.	289,521	1.3
			4,510,218	20.7

		Czech Republic: 1.8%
7,702		CEZ A/S	218,759	1.0
844		Komercni Banka AS	182,986	0.8
			401,745	1.8

		Egypt: 0.5%
29,093		Global Telecom Holding GDR	101,044	0.5

		Greece: 0.8%
52,404		National Bank of Greece SA	166,827	0.8

		Hong Kong: 3.3%
53,922		AIA Group Ltd.	288,882	1.3
2,560,000		Emperor Watch & Jewellery Ltd.	163,559	0.8
87,000		Hang Lung Properties Ltd.	268,687	1.2
			721,128	3.3

		Hungary: 0.6%
88,445		Magyar Telekom Telecommunications PLC	140,381	0.6

		India: 5.2%
12,263		Bank of Baroda	174,676	0.8
26,360		Bharat Heavy Electricals Ltd.	98,686	0.5
40,668		Coal India Ltd.	245,958	1.1
104,712		NTPC Ltd.	249,783	1.2
36,916		Oil & Natural Gas Corp., Ltd.	239,768	1.1
7,570		Punjab National Bank	118,374	0.5
			1,127,245	5.2

		Indonesia: 1.2%
440,500		Indofood Sukses Makmur Tbk PT	265,156	1.2

		Malaysia: 2.9%
187,900		AirAsia BHD	143,174	0.7
178,454		Berjaya Sports Toto BHD	214,750	1.0
127,800		IJM Corp. Bhd	267,516	1.2
			625,440	2.9

		Mexico: 2.0%
78,766		Grupo Financiero Santander Mexico SAB de CV	209,427	0.9
7,183		Southern Copper Corp.	236,033	1.1
			445,460	2.0

		Panama: 1.1%
8,362		Banco Latinoamericano de Comercio Exterior SA	248,268	1.1

		Poland: 4.0%
31,781		Energa SA	205,029	0.9
15,108		PGE SA	100,514	0.5
7,718		PKP Cargo SA	176,186	0.8

Voya Emerging Markets Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Poland: (continued)
11,519	Powszechna Kasa Oszczednosci Bank Polski S.A.	$130,996	0.6
1,851	Powszechny Zaklad Ubezpieczen SA	260,249	1.2
		872,974	4.0

	Qatar: 1.3%
9,737	Commercial Bank of Qatar	181,850	0.8
2,373	Industries Qatar QSC	111,647	0.5
		293,497	1.3

	Russia: 6.5%
22,159	CTC Media, Inc.	214,278	1.0
40,295	Gazprom OAO ADR	296,168	1.3
4,406	Lukoil OAO	245,759	1.1
30,254	Mobile Telesystems OJSC	232,901	1.1
69,711	Moscow Exchange MICEX-RTS OAO	110,423	0.5
12,662	Phosagro OAO GDR	158,796	0.8
16,338	Severstal	155,893	0.7
		1,414,218	6.5

	Singapore: 1.5%
107,000	First Resources Ltd.	193,056	0.9
7,000	United Overseas Bank Ltd.	135,090	0.6
		328,146	1.5

	South Africa: 5.5%
10,038	Barclays Africa Group Ltd.	156,184	0.7
13,185	Foschini Group Ltd./The	144,221	0.7
60,111	Growthpoint Properties Ltd.	139,115	0.6
11,797	MTN Group Ltd.	244,190	1.1
62,013	PPC Ltd.	185,806	0.9
23,649	Standard Bank Group Ltd.	318,185	1.5
		1,187,701	5.5

	South Korea: 11.6%
12,910	Hite Jinro Co. Ltd.	284,196	1.3
9,400	Hyundai Marine & Fire Insurance Co., Ltd.	277,952	1.3
8,600	Kangwon Land, Inc.	285,152	1.3
7,313	KB Financial Group, Inc.	285,678	1.3
7,598	KT Corp.	245,087	1.1
3,227	KT&G Corp.	312,701	1.4
941	POSCO	305,783	1.4
6,032	Shinhan Financial Group Co., Ltd.	297,907	1.4
2,424	SK Innovation Co. Ltd.	241,442	1.1
		2,535,898	11.6

	Taiwan: 7.9%
59,000	Cheng Uei Precision Industry Co., Ltd.	109,833	0.5
406,338	CTBC Financial Holding Co. Ltd	284,402	1.3
16,093	MediaTek, Inc.	249,058	1.1
336,545	Mega Financial Holdings Co., Ltd.	295,544	1.4
107,000	Powertech Technology, Inc.	178,520	0.8
77,000	Quanta Computer, Inc.	215,055	1.0
65,000	Taiwan Semiconductor Manufacturing Co., Ltd.	260,603	1.2
86,000	TXC Corp.	123,392	0.6
		1,716,407	7.9

	Thailand: 1.3%
29,100	PTT PCL-Foreign	288,211	1.3

	Total Common Stock (Cost $17,878,585)	19,193,053	88.0

PREFERRED STOCK: 7.6%
	Brazil: 5.4%
27,624	Gerdau SA	162,426	0.7
15,128	Itau Unibanco Holding S.A.	234,047	1.1
37,661	Randon Participacoes SA	103,749	0.5
12,530	Telefonica Brasil SA	252,064	1.2
32,431	Vale SA	417,118	1.9
		1,169,404	5.4

	Russia: 0.8%
102,310	Sberbank of Russia	162,598	0.8

	South Korea: 1.4%
604	Hyundai Motor Co.	97,794	0.4
1,275	Hyundai Motor Co.- Series 2	212,985	1.0
		310,779	1.4

	Total Preferred Stock
	(Cost $1,524,106)	1,642,781	7.6

	Total Investments in Securities (Cost $19,402,691)	$20,835,834	95.6
	Assets in Excess of Other Liabilities	969,165	4.4
	Net Assets	$21,804,999	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

Cost for federal income tax purposes is $19,683,071.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,543,500
Gross Unrealized Depreciation	(1,390,737)

Net Unrealized Appreciation	$1,152,763

Voya Emerging Markets Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	30.3%
Energy	11.0
Materials	9.4
Industrials	9.2
Utilities	8.7
Telecommunication Services	7.8
Consumer Discretionary	7.4
Information Technology	5.7
Consumer Staples	5.3
Health Care	0.8
Assets in Excess of Other Liabilities	4.4
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Common Stock
Brazil	$1,258,971	$–	$–	$1,258,971
Chile	544,118	–	–	544,118
China	108,555	4,377,954	23,709	4,510,218
Czech Republic	218,759	182,986	–	401,745
Egypt	–	101,044	–	101,044
Greece	–	166,827	–	166,827
Hong Kong	–	721,128	–	721,128
Hungary	–	140,381	–	140,381
India	–	1,127,245	–	1,127,245
Indonesia	–	265,156	–	265,156
Malaysia	267,516	357,924	–	625,440
Mexico	445,460	–	–	445,460
Panama	248,268	–	–	248,268
Poland	381,215	491,759	–	872,974
Qatar	181,850	111,647	–	293,497
Russia	510,446	903,772	–	1,414,218
Singapore	–	328,146	–	328,146
South Africa	–	1,187,701	–	1,187,701
South Korea	312,701	2,223,197	–	2,535,898
Taiwan	–	1,716,407	–	1,716,407
Thailand	–	288,211	–	288,211
Total Common Stock	4,477,859	14,691,485	23,709	19,193,053
Preferred Stock	1,169,404	473,377	–	1,642,781
Total Investments, at fair value	$5,647,263	$15,164,862	$23,709	$20,835,834

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 31.6%
		Australia: 0.5%
844,000	#	Australia & New Zealand Banking Group Ltd., 4.500%, 03/19/24	$862,864	0.1
812,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	898,934	0.2
930,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	992,775	0.2
			2,754,573	0.5

		Bermuda: 0.2%
1,000,000		NCL Corp. Ltd., 5.000%, 02/15/18	1,025,000	0.2

		Brazil: 1.7%
1,050,000	#	Caixa Economica Federal, 4.500%, 10/03/18	1,069,687	0.2
1,575,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	1,573,031	0.3
420,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	438,900	0.1
1,100,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	1,176,670	0.2
1,641,000		Petrobras Global Finance BV, 4.375%, 05/20/23	1,563,807	0.3
758,500	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/19	801,166	0.1
380,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	400,900	0.1
1,200,000		Suzano Trading Ltd., 5.875%, 01/23/21	1,263,000	0.2
920,000		Vale Overseas Ltd., 4.625%, 09/15/20	986,268	0.2
			9,273,429	1.7

		Canada: 0.3%
822,000		Goldcorp, Inc., 3.700%, 03/15/23	808,966	0.1
940,000	#	NOVA Chemicals Corp., 5.250%, 08/01/23	1,009,325	0.2
			1,818,291	0.3

		China: 0.3%
740,000	#	Country Garden Holdings Co. Ltd., 7.875%, 05/27/19	773,300	0.2
600,000		Kaisa Group Holdings Ltd, 8.875%, 03/19/18	630,750	0.1
			1,404,050	0.3

		Colombia: 0.6%
1,200,000		Banco Davivienda SA, 5.875%, 07/09/22	1,224,000	0.2
1,500,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	1,518,750	0.3
719,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	776,520	0.1
			3,519,270	0.6

		Dominican Republic: 0.2%
1,000,000	#	Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23	1,040,000	0.2

		France: 0.4%
1,153,000		BPCE SA, 2.500%, 12/10/18	1,163,112	0.2
1,142,000	#	BPCE SA, 5.150%, 07/21/24	1,198,394	0.2
			2,361,506	0.4

		Hong Kong: 0.3%
1,500,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,614,375	0.3

		India: 0.6%
1,300,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	1,369,269	0.3
492,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	484,005	0.1
1,200,000		Vedanta Resources PLC, 8.250%, 06/07/21	1,364,250	0.2
			3,217,524	0.6

		Ireland: 0.3%
1,400,000		EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd, 5.125%, 12/12/17	1,354,500	0.2
500,000		Metalloinvest Finance Ltd, 6.500%, 07/21/16	507,500	0.1
			1,862,000	0.3

		Italy: 0.2%
1,216,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	1,263,208	0.2

		Japan: 0.2%
1,120,000	#	Softbank Corp., 4.500%, 04/15/20	1,127,000	0.2

		Luxembourg: 0.1%
300,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	317,250	0.0
325,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	348,156	0.1
			665,406	0.1

		Mexico: 0.7%
1,525,000	#	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.950%, 01/30/24	1,620,313	0.3
875,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	995,312	0.2
1,175,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,233,750	0.2
			3,849,375	0.7

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Netherlands: 0.6%
575,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	$614,531	0.1
786,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	864,720	0.2
200,000		Lukoil International Finance BV, 4.563%, 04/24/23	185,000	0.0
780,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	822,900	0.2
681,000		Seagate HDD Cayman, 6.875%, 05/01/20	726,968	0.1
			3,214,119	0.6

		Paraguay: 0.5%
2,600,000	#	Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	2,782,000	0.5

		Russia: 0.7%
1,150,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	1,112,625	0.2
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	402,600	0.0
650,000		Metalloinvest Finance Ltd., 5.625%, 04/17/20	596,375	0.1
1,000,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 5.550%, 10/28/20	1,002,500	0.2
1,100,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 5.000%, 05/30/23	1,025,750	0.2
			4,139,850	0.7

		Switzerland: 0.6%
1,911,000	#	Credit Suisse AG, 6.500%, 08/08/23	2,116,432	0.4
1,143,000		UBS AG/Stamford CT, 7.625%, 08/17/22	1,360,457	0.2
			3,476,889	0.6

		United Arab Emirates: 0.9%
1,100,000	#	Abu Dhabi National Energy Co., 2.500%, 01/12/18	1,122,438	0.2
1,080,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	1,270,350	0.2
732,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	830,820	0.2
1,611,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	1,854,663	0.3
			5,078,271	0.9

		United Kingdom: 0.8%
627,000	#	Barclays Bank PLC, 6.050%, 12/04/17	708,033	0.1
1,369,000		Barclays Bank PLC, 7.625%, 11/21/22	1,532,424	0.3
874,000		BP Capital Markets PLC, 2.750%, 05/10/23	835,185	0.2
250,000	#	Ineos Finance PLC, 8.375%, 02/15/19	270,938	0.0
547,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	590,015	0.1
842,000		Vodafone Group PLC, 1.500%, 02/19/18	833,759	0.1
			4,770,354	0.8

		United States: 20.9%
630,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	663,075	0.1
69,000		AES Corp., 8.000%, 10/15/17	79,350	0.0
867,000		American International Group, Inc., 3.375%, 08/15/20	900,253	0.2
625,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	409,375	0.1
87,000		Altria Group, Inc., 9.250%, 08/06/19	114,184	0.0
1,431,000		American Tower Corp., 5.000%, 02/15/24	1,543,630	0.3
385,000		Antero Resources Finance Corp., 5.375%, 11/01/21	391,256	0.1
1,134,000		AT&T, Inc., 5.350%, 09/01/40	1,233,600	0.2
798,000		Bank of America Corp., 3.300%, 01/11/23	780,803	0.1
878,000		Bank of America Corp., 4.100%, 07/24/23	902,003	0.2
1,035,000		Bank of America Corp., 8.000%, 07/29/49	1,144,128	0.2
1,738,000		Barrick North America Finance LLC, 5.750%, 05/01/43	1,790,456	0.3
589,000		Berkshire Hathaway, Inc., 4.500%, 02/11/43	600,612	0.1
648,000		BioMed Realty L.P., 4.250%, 07/15/22	667,819	0.1
500,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	528,750	0.1
1,000,000		Cablevision Systems Corp., 8.000%, 04/15/20	1,131,250	0.2
940,000	#	Calpine Corp., 6.000%, 01/15/22	996,400	0.2
900,000		Case New Holland, Inc., 7.875%, 12/01/17	1,031,625	0.2
930,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	914,888	0.2
1,186,000		Celgene Corp., 4.000%, 08/15/23	1,234,510	0.2
902,000		CenturyLink, Inc., 5.625%, 04/01/20	940,335	0.2
915,000		Chemtura Corp., 5.750%, 07/15/21	933,300	0.2
500,000		Chesapeake Energy Corp., 6.125%, 02/15/21	545,000	0.1
275,000		Chesapeake Energy Corp., 6.625%, 08/15/20	307,828	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
520,000		Chesapeake Midstream Partners L.P. / CHKM Finance Corp., 6.125%, 07/15/22	$558,350	0.1
250,000		Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	263,750	0.0
1,110,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	1,223,775	0.2
670,000		Citigroup, Inc., 4.000%, 08/05/24	659,240	0.1
847,000		Citigroup, Inc., 5.500%, 09/13/25	933,342	0.2
1,024,000		Citigroup, Inc., 5.950%, 07/29/49	1,019,034	0.2
485,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	511,675	0.1
560,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	590,800	0.1
961,000		Comcast Corp., 3.600%, 03/01/24	984,615	0.2
1,167,000		Comcast Corp., 5.700%, 05/15/18	1,337,229	0.2
511,000		Constellation Brands, Inc., 7.250%, 05/15/17	575,833	0.1
2,159,000	#	COX Communications, Inc., 2.950%, 06/30/23	2,046,805	0.4
1,916,000		Devon Energy Corp., 5.600%, 07/15/41	2,204,686	0.4
1,659,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,715,371	0.3
600,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	600,682	0.1
624,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	746,989	0.1
560,000		DISH DBS Corp., 4.250%, 04/01/18	569,800	0.1
500,000		DPL, Inc., 6.500%, 10/15/16	532,500	0.1
900,000	#	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20	945,000	0.2
1,000,000		Eagle Spinco, Inc., 4.625%, 02/15/21	981,250	0.2
907,000		eBay, Inc., 2.600%, 07/15/22	868,569	0.2
1,827,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	1,956,196	0.3
246,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	319,830	0.1
2,157,000		Entergy Corp., 5.125%, 09/15/20	2,388,709	0.4
597,000		Enterprise Products Operating, LLC, 6.450%, 09/01/40	755,356	0.1
651,000		Fifth Third Bancorp., 8.250%, 03/01/38	961,875	0.2
1,128,000		FirstEnergy Corp., 4.250%, 03/15/23	1,120,861	0.2
500,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	633,094	0.1
500,000		Ford Motor Credit Co., LLC, 5.000%, 05/15/18	551,203	0.1
600,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	642,000	0.1
641,000	#	Gannett Co., Inc., 6.375%, 10/15/23	677,858	0.1
1,765,000		General Electric Capital Corp., 4.375%, 09/16/20	1,930,908	0.3
549,000		General Electric Capital Corp., 6.750%, 03/15/32	726,208	0.1
1,501,000		Genworth Holdings, Inc., 4.900%, 08/15/23	1,592,187	0.3
1,412,000	#	Glencore Funding LLC, 2.500%, 01/15/19	1,401,608	0.3
505,000		Goldman Sachs Group, Inc., 4.800%, 07/08/44	503,529	0.1
1,566,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	1,748,903	0.3
1,197,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	1,562,305	0.3
735,000		HCA, Inc., 7.250%, 09/15/20	779,100	0.1
1,257,000		HCP, Inc., 4.250%, 11/15/23	1,305,883	0.2
1,053,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,086,325	0.2
822,000		HSBC USA, Inc., 5.000%, 09/27/20	905,520	0.2
812,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	823,297	0.1
1,110,000		Huntsman International LLC, 4.875%, 11/15/20	1,123,875	0.2
430,000		Indiana Michigan Power, 7.000%, 03/15/19	517,371	0.1
556,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	593,400	0.1
552,000		JPMorgan Chase & Co., 1.625%, 05/15/18	546,555	0.1
1,339,000		JPMorgan Chase & Co., 3.375%, 05/01/23	1,302,966	0.2
915,000		JPMorgan Chase & Co., 6.000%, 12/29/49	933,300	0.2
500,000	#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	543,750	0.1
862,000		Kohl's Corp., 4.750%, 12/15/23	915,127	0.2
500,000		Lennar Corp., 4.125%, 12/01/18	505,000	0.1
885,000		Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	955,800	0.2
565,000		MetLife, Inc., 3.048%, 12/15/22	557,967	0.1
464,000		Metropolitan Edison, 7.700%, 01/15/19	563,872	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
1,110,000		MGM Resorts International, 6.750%, 10/01/20	$1,204,350	0.2
782,000		Morgan Stanley, 3.750%, 02/25/23	789,507	0.1
1,024,000		Morgan Stanley, 3.875%, 04/29/24	1,033,619	0.2
1,300,000		Morgan Stanley, 4.100%, 05/22/23	1,305,825	0.2
370,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	395,900	0.1
2,151,000		Mylan, Inc./PA, 2.600%, 06/24/18	2,185,543	0.4
741,000		21st Century Fox America, Inc., 5.400%, 10/01/43	809,322	0.1
774,000		21st Century Fox America, Inc., 6.900%, 03/01/19	923,898	0.2
799,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	804,205	0.1
1,000,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	995,000	0.2
252,000		Nisource Finance Corp., 6.125%, 03/01/22	298,083	0.1
520,000		Pinnacle Entertainment, Inc., 6.375%, 08/01/21	538,200	0.1
735,000		Plains Exploration & Production Co., 7.625%, 04/01/20	797,475	0.1
815,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	812,615	0.1
495,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	472,725	0.1
495,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	502,425	0.1
750,000		Rent-A-Center, Inc., 6.625%, 11/15/20	742,500	0.1
1,213,000		Reynolds American, Inc., 6.150%, 09/15/43	1,387,153	0.2
800,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 04/15/19	832,000	0.1
190,000		Ryland Group, Inc., 6.625%, 05/01/20	204,250	0.0
665,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	746,463	0.1
1,130,000		SandRidge Energy, Inc., 7.500%, 03/15/21	1,180,850	0.2
1,100,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,234,750	0.2
813,000		Simon Property Group L.P., 3.750%, 02/01/24	830,347	0.1
1,159,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	1,187,975	0.2
1,020,000		SLM Corp., 4.625%, 09/25/17	1,054,170	0.2
645,000		SLM Corp., 8.000%, 03/25/20	730,463	0.1
300,000		Smithfield Foods, Inc., 7.750%, 07/01/17	340,500	0.1
476,000		Southwestern Electric Power, 5.550%, 01/15/17	523,644	0.1
475,000	#	Sprint Corp., 7.125%, 06/15/24	485,688	0.1
475,000	#	Sprint Corp., 7.875%, 09/15/23	512,406	0.1
500,000		SPX Corp., 6.875%, 09/01/17	548,750	0.1
1,062,000		St Jude Medical, Inc., 2.500%, 01/15/16	1,090,259	0.2
205,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	220,888	0.0
810,000		Tenet Healthcare Corp., 6.000%, 10/01/20	852,525	0.2
765,000		Time Warner Cable, Inc., 5.875%, 11/15/40	892,299	0.2
1,421,000		Time Warner, Inc., 6.500%, 11/15/36	1,734,038	0.3
320,000		T-Mobile USA, Inc., 6.250%, 04/01/21	335,600	0.1
790,000		T-Mobile USA, Inc., 6.625%, 04/01/23	831,475	0.1
400,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	420,000	0.1
720,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	765,900	0.1
991,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	980,376	0.2
893,000		Verizon Communications, Inc., 2.450%, 11/01/22	837,481	0.2
2,284,000		Verizon Communications, Inc., 5.150%, 09/15/23	2,529,082	0.5
1,082,000		Verizon Communications, Inc., 6.550%, 09/15/43	1,361,566	0.2
1,660,000		Viacom, Inc., 6.125%, 10/05/17	1,890,786	0.3
558,000		Walgreen Co., 3.100%, 09/15/22	545,885	0.1
1,065,000		WellPoint, Inc., 5.100%, 01/15/44	1,150,709	0.2
1,033,000		Wells Fargo & Co., 4.100%, 06/03/26	1,042,776	0.2
500,000		WPX Energy, Inc., 6.000%, 01/15/22	525,000	0.1
			117,502,709	20.9

	Total Corporate Bonds/Notes
	(Cost $170,105,692)		177,759,199	31.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.6%
		United States: 13.6%
251,317	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	251,683	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,099,050		Banc of America Alternative Loan Trust 2004-1, 4.750%, 02/25/19	$1,108,425	0.2
1,190,000		Banc of America Commercial Mortgage Trust 2007-3, 5.565%, 06/10/49	1,185,915	0.2
1,550,000		Banc of America Commercial Mortgage Trust, 5.822%, 02/10/51	1,629,972	0.3
1,340,000		Banc of America Merrill Lynch Commercial Mortgage Trust, 5.565%, 06/10/49	1,397,876	0.2
710,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.177%, 09/10/47	742,577	0.1
610,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.177%, 09/10/47	616,473	0.1
960,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.344%, 07/10/43	971,875	0.2
1,980,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.719%, 07/10/42	2,042,362	0.4
429,734		Banc of America Mortgage 2005-J Trust, 2.775%, 11/25/35	398,920	0.1
2,644,200	#	Bear Stearns Commercial Mortgage Securities, 5.483%, 07/11/42	2,785,782	0.5
951,488	#	Beckman Coulter, Inc., 7.498%, 12/15/18	1,021,233	0.2
1,160,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.250%, 04/15/40	1,185,356	0.2
1,140,000	#	Commercial 2004-LNB2 Mortgage Trust, 6.062%, 03/10/39	1,225,334	0.2
7,760,351	^	Commercial Mortgage Pass Through Certificates, 1.219%, 05/10/47	610,861	0.1
5,840,054	^	Commercial Mortgage Trust, 1.784%, 01/10/46	529,378	0.1
20,920,226	^	Commercial Mortgage Trust, 1.991%, 10/15/45	2,298,685	0.4
7,638,703	^	Commercial Mortgage Trust, 2.211%, 05/15/45	849,438	0.1
1,060,000		Commercial Mortgage Trust, 5.308%, 06/10/44	1,063,035	0.2
410,000		Commerical 2007-C9 Mortgage Trust, 5.796%, 12/10/49	426,233	0.1
590,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 5.856%, 09/15/39	619,672	0.1
950,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 5.974%, 02/15/41	980,112	0.2
1,210,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	1,224,121	0.2
73,910	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	74,094	0.0
1,317,624	#	Credit Suisse Mortgage Capital Certificates, 2.307%, 07/27/37	1,329,873	0.2
660,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/15/43	703,966	0.1
10,607,709	#,^	DBUBS 2011-LC1 Mortgage Trust, 1.377%, 11/10/46	307,114	0.1
930,000	#	FREMF Mortgage Trust, 5.435%, 04/25/20	1,041,569	0.2
398,000		GCCFC Commercial Mortgage Trust, 6.051%, 12/10/49	421,836	0.1
850,000	#	Greenwich Capital Commercial Funding Corp., 5.961%, 06/10/36	849,471	0.2
530,000		GS Mortgage Securities Trust, 5.597%, 04/10/38	510,953	0.1
553,000		GS Mortgage Securities Trust, 5.838%, 08/10/38	552,499	0.1
1,090,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Ps Thr Certs Ser 2003-LN1, 5.429%, 10/15/37	1,086,251	0.2
6,364,299	^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.935%, 12/15/47	632,193	0.1
14,715,241	^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.987%, 06/15/45	1,240,773	0.2
5,440,000	#,^	JP Morgan Chase Commercial Mortgage Securities Trust, 0.360%, 12/15/47	139,641	0.0
1,020,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.129%, 10/15/42	957,180	0.2
460,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.705%, 06/12/41	411,454	0.1
637,000		LB-UBS Commercial Mortgage Trust 2004-C7, 4.943%, 10/15/36	642,416	0.1
453,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.294%, 02/15/40	445,192	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
760,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	$766,877	0.1
270,000	#	LB-UBS Commercial Mortgage Trust 2006-C6, 5.992%, 09/15/39	275,516	0.0
270,000	#	LB-UBS Commercial Mortgage Trust 2006-C6, 5.992%, 09/15/39	267,943	0.0
640,000	#	LB-UBS Commercial Mortgage Trust 2006-C6, 5.992%, 09/15/39	660,675	0.1
1,582,455		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	1,630,136	0.3
450,000		LB-UBS Commercial Mortgage Trust, 5.853%, 06/15/38	443,972	0.1
1,360,000		LB-UBS Commercial Mortgage Trust, 5.853%, 06/15/38	1,350,945	0.2
610,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL, 6.750%, 11/15/26	679,219	0.1
915,571		ML-CFC Commercial Mortgage Trust 2007-6, 5.331%, 03/12/51	918,252	0.2
13,350,000		Morgan Stanley Bank of America Merrill Lynch Trust, 1.449%, 07/15/24	1,093,804	0.2
1,499,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.302%, 04/14/40	1,497,699	0.3
1,670,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.322%, 04/14/40	1,624,884	0.3
834,141		Morgan Stanley Capital I Trust 2004-IQ7, 5.232%, 06/15/38	838,876	0.1
1,165,109		Morgan Stanley Capital I Trust 2007-HQ13, 5.649%, 12/15/44	1,165,962	0.2
930,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	961,752	0.2
1,020,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	1,100,043	0.2
1,060,000		Morgan Stanley Capital I Trust, 5.389%, 11/12/41	1,098,547	0.2
1,450,000	#	Morgan Stanley Capital I, Inc., 3.512%, 01/11/32	1,477,473	0.3
723,058		Morgan Stanley Mortgage Loan Trust 2006-3AR, 2.810%, 03/25/36	620,522	0.1
2,535,290	#	Morgan Stanley Re-REMIC Trust, 5.246%, 12/17/43	2,574,875	0.5
370,000	#	Motel 6 Trust, 1.948%, 10/05/25	369,358	0.1
1,316,768	#	N-Star Real Estate CDO Ltd., 2.005%, 08/25/29	1,318,236	0.2
2,563,566	#	Springleaf Mortgage Loan Trust 2013-3, 1.870%, 09/25/57	2,569,006	0.5
219,704		Structured Asset Securities Corp., 4.550%, 02/25/34	224,922	0.0
2,960,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	3,149,829	0.6
11,627,218	#,^	UBS-Barclays Commercial Mortgage Trust, 2.148%, 08/10/49	1,358,352	0.2
2,230,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.410%, 03/15/42	2,226,991	0.4
520,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.720%, 05/15/43	509,038	0.1
770,000	#	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, 0.354%, 12/15/43	748,848	0.1
1,100,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 5.941%, 02/15/51	1,028,382	0.2
880,000		Wachovia Bank Commercial Mortgage Trust Series, 5.941%, 02/15/51	920,606	0.2
1,275,993		WaMu Mortgage Pass Through Certificates, 2.212%, 12/25/36	1,195,498	0.2
5,131,134	#,^	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.215%, 08/15/45	563,093	0.1
10,975,631	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5, 2.116%, 10/15/45	1,225,957	0.2
950,457		Wells Fargo Mortgage Backed Securities 2005-AR14 Trust, 5.355%, 08/25/35	980,391	0.2
655,532		Wells Fargo Mortgage Backed Securities Trust, 2.612%, 03/25/36	641,995	0.1

	Total Collateralized Mortgage Obligations
	(Cost $75,843,238)		76,590,267	13.6

U.S. TREASURY OBLIGATIONS: 15.8%
		U.S. Treasury Bonds: 0.6%
3,226,000		3.625%, due 02/15/44	3,415,276	0.6

		U.S. Treasury Notes: 15.2%
170,000		0.375%, due 03/31/16	170,013	0.0
5,419,000		0.500%, due 07/31/16	5,415,402	1.0
36,601,000		0.875%, due 07/15/17	36,470,884	6.5
443,000		1.625%, due 06/30/19	440,387	0.1
24,298,000		1.625%, due 07/31/19	24,144,242	4.3
4,593,000		1.750%, due 07/31/15	4,666,470	0.8
7,644,000		2.250%, due 07/31/21	7,644,006	1.4

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
			U.S. Treasury Notes: (continued)
	6,342,000		2.500%, due 05/15/24	$6,307,810	1.1
				85,259,214	15.2

		Total U.S. Treasury Obligations
		(Cost $88,569,130)		88,674,490	15.8

ASSET-BACKED SECURITIES: 6.0%
			Cayman Islands: 0.8%
	2,000,000	#	Blackrock Senior Income Series II, 2.077%, 05/25/17	1,985,692	0.4
	1,250,000	#	Muir Grove CLO Ltd., 2.234%, 03/25/20	1,250,130	0.2
	750,000	#	Octagon Investment Partners VIII Ltd, 1.931%, 09/15/17	746,106	0.2
	173,056	#	Sargas CLO I Ltd., 0.927%, 08/27/20	172,962	0.0
				4,154,890	0.8

			United States: 5.2%
	1,570,000	#	Ares XII CLO Ltd., 2.227%, 11/25/20	1,581,194	0.3
	2,050,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.001%, 06/20/17	2,007,844	0.4
	230,000		BMW Vehicle Owner Trust, 0.670%, 11/27/17	230,083	0.0
	470,000		BMW Vehicle Owner Trust, 1.120%, 04/27/20	468,089	0.1
	250,000		CarMax Auto Owner Trust, 1.280%, 05/15/19	248,742	0.0
	3,050,000	#	Castle Garden Funding, 1.977%, 10/27/20	3,006,510	0.5
	850,000		Chase Issuance Trust, 1.010%, 10/15/18	851,174	0.1
	600,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	676,656	0.1
	770,000		Discover Card Execution Note Trust, 1.040%, 04/15/19	770,710	0.1
	825,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 0.687%, 08/07/21	807,872	0.1
	380,000		Hyundai Auto Receivables Trust 2013-C, 1.550%, 03/15/19	383,020	0.1
	350,000		Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	356,869	0.1
	300,000	#	Invitation Homes 2013-SFR1 Trust, 2.900%, 12/17/30	298,447	0.1
	460,000	#	Invitation Homes Trust, 1.152%, 06/17/31	461,734	0.1
	460,000	#	Invitation Homes Trust, 2.256%, 06/17/31	464,347	0.1
	600,000	#	M&T Bank Auto Receivables Trust 2013-1, 1.060%, 11/15/17	603,399	0.1
	3,785,000	#	Madison Park Funding I Ltd., 0.993%, 05/10/19	3,777,006	0.7
	3,460,000	#	Madison Park Funding Ltd., 2.123%, 05/10/19	3,462,131	0.6
	2,700,000	#	Morgan Stanley Investment Management Croton Ltd., 0.984%, 01/15/18	2,652,985	0.5
	200,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	207,081	0.0
	550,000		Santander Drive Auto Receivables Trust 2014-1, 1.590%, 10/15/18	551,764	0.1
	1,458,697		Securitized Asset Backed Receivables LLC Trust 2006-NC2, 0.395%, 03/25/36	1,284,898	0.2
	600,000	#	Stanfield Bristol CLO Ltd, 0.674%, 10/15/19	597,295	0.1
	600,000		Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	605,716	0.1
	500,000		Volkswagen Auto Loan Enhanced Trust 2012-2, 0.660%, 03/20/19	498,779	0.1
	2,600,000	#	WhiteHorse III Ltd./Corp, 0.990%, 05/01/18	2,591,820	0.5
				29,446,165	5.2

		Total Asset-Backed Securities
		(Cost $33,302,302)		33,601,055	6.0

FOREIGN GOVERNMENT BONDS: 28.7%
			Australia: 0.0%
AUD	130,000		Australia Government Bond, 4.750%, 06/15/16	125,545	0.0

			Austria: 3.0%
EUR	12,300,000	#	Austria Government Bond, 1.650%, 10/21/24	16,844,824	3.0

			Belarus: 0.3%
	1,550,000		Republic of Belarus, 8.750%, 08/03/15	1,588,750	0.3

			Belize: 0.1%
	930,000	#	Belize Government International Bond, 5.000%, 02/20/38	671,925	0.1

			Brazil: 0.3%
	529,000		Brazilian Government International Bond, 2.625%, 01/05/23	484,828	0.1
	1,196,000		Brazilian Government International Bond, 5.000%, 01/27/45	1,155,934	0.2
				1,640,762	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Canada: 0.3%
CAD	1,400,000		Canadian Government Bond, 3.500%, 12/01/45	$1,495,850	0.3

			Colombia: 1.1%
	1,529,000		Colombia Government International Bond, 2.625%, 03/15/23	1,433,437	0.2
	3,000,000		Colombia Government International Bond, 4.375%, 07/12/21	3,202,500	0.6
	400,000		Colombia Government International Bond, 7.375%, 03/18/19	483,000	0.1
	943,000		Colombia Government International Bond, 8.125%, 05/21/24	1,273,050	0.2
				6,391,987	1.1

			Croatia: 0.5%
	300,000		Croatia Government International Bond, 6.375%, 03/24/21	330,000	0.1
	2,400,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	2,544,000	0.4
				2,874,000	0.5

			Dominican Republic: 0.1%
	686,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	749,455	0.1

			Egypt: 0.1%
	410,000		Egypt Government International Bond, 5.750%, 04/29/20	429,475	0.1

			Germany: 4.8%
EUR	20,000,000		Bundesobligation, 0.500%, 04/12/19	27,006,267	4.8
EUR	20,000	Z	Bundesschatzanweisungen, 0.030%, 12/11/15	26,771	0.0
				27,033,038	4.8

			Guatemala: 0.1%
	530,000		Guatemala Government Bond, 8.125%, 10/06/34	689,000	0.1

			Hungary: 0.3%
	610,000		Hungary Government International Bond, 5.375%, 02/21/23	652,700	0.1
	860,000		Hungary Government International Bond, 7.625%, 03/29/41	1,098,650	0.2
				1,751,350	0.3

			Indonesia: 1.2%
	2,500,000		Indonesia Government International Bond, 4.875%, 05/05/21	2,665,625	0.5
	2,000,000		Indonesia Government International Bond, 5.875%, 03/13/20	2,245,000	0.4
	1,485,000		Indonesia Government International Bond, 11.625%, 03/04/19	2,019,600	0.3
				6,930,225	1.2

			Italy: 3.4%
EUR	12,901,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 09/01/24	18,889,134	3.4

			Ivory Coast: 0.2%
	1,232,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	1,215,257	0.2

			Kazakhstan: 0.5%
	2,000,000		Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	2,255,000	0.4
	670,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	755,425	0.1
				3,010,425	0.5

			Latvia: 0.1%
	600,000	#	Republic of Latvia, 2.750%, 01/12/20	589,500	0.1

			Lebanon: 0.3%
	1,873,000		Lebanon Government International Bond, 6.100%, 10/04/22	1,910,460	0.3

			Lithuania: 0.7%
	800,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	883,000	0.2
	600,000		Lithuania Government International Bond, 6.625%, 02/01/22	726,750	0.1
	1,750,000		Lithuania Government International Bond, 7.375%, 02/11/20	2,143,750	0.4
				3,753,500	0.7

			Mexico: 1.7%
MXN	68,670,000		Mexican Bonos, 6.500%, 06/10/21	5,546,297	1.0
	670,000		Mexico Government International Bond, 4.000%, 10/02/23	698,308	0.1
	190,000		Mexico Government International Bond, 4.750%, 03/08/44	191,425	0.0
	610,000		Petroleos Mexicanos, 3.500%, 07/18/18	635,925	0.1
	390,000		Petroleos Mexicanos, 5.500%, 01/21/21	433,138	0.1
	2,140,000		Petroleos Mexicanos, 5.500%, 06/27/44	2,215,221	0.4
				9,720,314	1.7

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Nigeria: 0.8%
NGN	734,682,000		Nigeria Government Bond, 13.050%, 08/16/16	$4,719,390	0.8

			Panama: 0.1%
	540,000		Panama Government International Bond, 6.700%, 01/26/36	665,550	0.1

			Peru: 0.7%
	3,400,000	#	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	3,262,640	0.6
	420,000		Peruvian Government International Bond, 5.625%, 11/18/50	473,550	0.1
				3,736,190	0.7

			Philippines: 0.7%
	1,595,000		Philippine Government International Bond, 4.000%, 01/15/21	1,704,656	0.3
	650,000		Philippine Government International Bond, 7.750%, 01/14/31	905,937	0.2
	1,150,000		Republic of the Philippines, 6.375%, 10/23/34	1,453,313	0.2
				4,063,906	0.7

			Poland: 0.1%
	495,000		Poland Government International Bond, 5.000%, 03/23/22	552,544	0.1

			Romania: 0.1%
	220,000		Romanian Government International Bond, 6.750%, 02/07/22	263,175	0.1

			Russia: 0.3%
	600,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	599,400	0.1
	932,598		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	1,057,566	0.2
				1,656,966	0.3

			South Africa: 0.6%
	1,380,000		South Africa Government International Bond, 5.875%, 09/16/25	1,529,316	0.3
	1,600,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	1,531,200	0.3
				3,060,516	0.6

			South Korea: 0.1%
	500,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	521,285	0.1

			Spain: 1.9%
EUR	7,104,000	#	Spain Government Bond, 3.800%, 04/30/24	10,558,115	1.9

			Trinidad And Tobago: 0.4%
	1,091,333		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	1,175,912	0.2
	700,000		Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, 08/14/19	889,000	0.2
				2,064,912	0.4

			Turkey: 0.7%
	1,400,000		Turkey Government International Bond, 6.000%, 01/14/41	1,509,718	0.3
	2,150,000		Turkey Government International Bond, 7.375%, 02/05/25	2,630,525	0.4
				4,140,243	0.7

			United Kingdom: 2.1%
GBP	2,040,000		United Kingdom Gilt, 2.000%, 01/22/16	3,503,423	0.6
GBP	4,980,000		United Kingdom Gilt, 3.250%, 01/22/44	8,315,972	1.5
				11,819,395	2.1

			Uruguay: 0.4%
	480,000		Uruguay Government International Bond, 4.500%, 08/14/24	506,400	0.1
	280,404		Uruguay Government International Bond, 7.625%, 03/21/36	376,442	0.1
	790,345		Uruguay Government International Bond, 8.000%, 11/18/22	1,037,328	0.2
				1,920,170	0.4

			Venezuela: 0.6%
	1,288,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	1,091,580	0.2
	1,414,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	1,208,970	0.2
	1,320,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	1,069,200	0.2
				3,369,750	0.6

		Total Foreign Government Bonds
		(Cost $158,508,818)		161,416,883	28.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.6%
			Federal Home Loan Mortgage Corporation: 2.7%##
	33,014,038	^	4.000%, due 04/15/43	6,321,059	1.1
	3,724,682	^	5.000%, due 02/15/40	766,176	0.2
	549,810		5.500%, due 11/15/32	595,503	0.1
	8,861,933	^	5.848%, due 05/15/36	1,041,277	0.2
	6,637,886	^	5.898%, due 07/15/40	1,039,306	0.2
	14,440,725	^	6.398%, due 05/15/41	2,977,050	0.5
	11,562,117	^	6.498%, due 02/15/41	2,305,960	0.4
				15,046,331	2.7

			Federal National Mortgage Association: 15.1%##
	2,466,438		3.000%, due 01/25/38	2,542,586	0.4
	18,911,000	W	3.000%, due 09/01/44	18,489,347	3.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
18,105,000	W	3.500%, due 08/01/44	$18,452,107	3.3
17,554,000	W	4.000%, due 09/01/44	18,409,277	3.3
17,189,000	W	4.500%, due 08/01/39	18,512,151	3.3
386,603		4.500%, due 12/01/40	416,453	0.1
394,020		4.500%, due 12/01/40	425,429	0.1
688,745		4.500%, due 12/01/40	743,574	0.1
272,723		4.500%, due 09/01/41	294,279	0.1
4,362,636	^	5.000%, due 05/25/18	270,475	0.0
565,297		5.000%, due 07/25/34	578,562	0.1
852,353		5.000%, due 05/01/41	941,822	0.2
374,988		5.000%, due 06/01/41	414,949	0.1
543,503		6.000%, due 04/25/33	609,269	0.1
3,806,410	^	6.295%, due 02/25/42	772,996	0.1
7,491,813	^	6.395%, due 09/25/40	1,404,715	0.2
448,814		6.932%, due 08/25/37	503,969	0.1
134,924		23.380%, due 07/25/35	147,739	0.0
610,266		32.675%, due 11/25/36	1,031,374	0.2
			84,961,073	15.1

		Government National Mortgage Association: 1.8%
14,248,997	^	4.000%, due 08/16/26	1,851,255	0.3
4,764,572	^	4.000%, due 04/20/38	614,410	0.1
9,285,198	^	4.500%, due 12/20/37	998,336	0.2
671,677		4.500%, due 08/20/41	731,608	0.1
2,972,120	^	5.000%, due 11/20/39	540,044	0.1
5,029,397	^	5.000%, due 10/20/40	900,764	0.2
798,769		5.140%, due 10/20/60	877,134	0.2
504,947		5.288%, due 10/20/60	559,570	0.1
73,199		5.500%, due 03/20/39	81,027	0.0
6,972,166	^	6.498%, due 09/16/40	1,258,405	0.2
868,389		21.542%, due 03/20/37	1,270,069	0.2
385,708		24.743%, due 04/16/37	539,084	0.1
			10,221,706	1.8

	Total U.S. Government Agency Obligations
	(Cost $110,005,813)		110,229,110	19.6

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.1%
		United States: 0.1%
20,325	P	Goldman Sachs Group, Inc./The	486,987	0.1

	Total Preferred Stock
	(Cost $506,092)		486,987	0.1

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.2%
		Interest Rate Swaptions: 0.2%
126,728,000	@	Pay a fixed rate equal to 4.900% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Citigroup, Inc.	273,438	0.0
14,430,000	@	Pay a fixed rate equal to 5.030% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/22/15 Counterparty: Citigroup, Inc.	21,535	0.0
114,000,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	5,763	0.0
114,000,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	5,764	0.0
114,000,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	469,177	0.1
114,000,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	469,177	0.1
			1,244,854	0.2

		Options on Currencies: 0.0%
5,640,000	@	Call ZAR vs. Put USD, Strike @ 10.230, Exp. 10/01/14 Counterparty: Barclays Bank PLC	7,134	0.0
11,400,000	@	Call ZAR vs. Put USD, Strike @ 10.550, Exp. 09/10/14 Counterparty: Barclays Bank PLC	46,903	0.0
5,600,000	@	Put USD vs. Call BRL, Strike @ 2.190, Exp. 10/01/14 Counterparty: Deutsche Bank AG	13,126	0.0
5,727,000	@	Put USD vs. Call IDR, Strike @ 11,400.000, Exp. 08/01/14 Counterparty: Deutsche Bank AG	11	0.0
			67,174	0.0

	Total Purchased Options
	(Cost $2,650,447)		1,312,028	0.2

	Total Long-Term Investments
	(Cost $639,491,532)		650,070,019	115.6

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Commercial Paper: 4.0%
5,600,000	American Elec Pwr, 0.230%, 08/18/14	$5,599,356	1.0
5,500,000	Apache Corp, 0.270%, 08/06/14	5,499,752	1.0
5,500,000	Kroger Co Disc, 0.230%, 08/18/14	5,499,368	1.0
5,600,000	Pacific Gas + Elec, 0.170%, 08/01/14	5,599,974	1.0
		22,198,450	4.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
3,548,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $3,548,000)	3,548,000	0.6

	Total Short-Term Investments
	(Cost $25,746,450)	25,746,450	4.6

	Total Investments in Securities (Cost $665,237,982)	$675,816,469	120.2
	Liabilities in Excess of Other Assets	(113,585,077)	(20.2)
	Net Assets	$562,231,392	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security

&	Payment-in-kind
P	Preferred Stock may be called prior to convertible date.
W	Settlement is on a when-issued or delayed-delivery basis.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso
NGN	Nigerian Naira

Cost for federal income tax purposes is $666,100,492.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$15,013,724
Gross Unrealized Depreciation	(5,297,747)

Net Unrealized Appreciation	$9,715,977

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	28.7%
Collateralized Mortgage Obligations	13.6
U.S. Treasury Obligations	13.2
Federal National Mortgage Association	11.8
Financial	10.4
Communications	7.0
Other Asset-Backed Securities	4.4
Basic Materials	3.6
U.S. Government Agency Obligations	3.5
Energy	3.0
Federal Home Loan Mortgage Corporation	2.7
Consumer, Non-cyclical	2.4
Utilities	2.1
U.S. Treasury Notes	2.0
Government National Mortgage Association	1.6
Consumer, Cyclical	1.6
Asset-Backed Securities	0.7
U.S. Treasury Bonds	0.6
Automobile Asset-Backed Securities	0.6
Technology	0.5
Industrial	0.5
Credit Card Asset-Backed Securities	0.3
Diversified	0.3
Government	0.3
Interest Rate Swaptions	0.2
Options on Currencies	0.0
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(20.2)
Net Assets	100.0%

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Preferred Stock	$486,987	$–	$–	$486,987
Purchased Options	–	1,312,028	–	1,312,028
Corporate Bonds/Notes	–	177,759,199	–	177,759,199
Collateralized Mortgage Obligations	–	75,569,034	1,021,233	76,590,267
Short-Term Investments	3,548,000	22,198,450	–	25,746,450
U.S. Treasury Obligations	–	88,674,490	–	88,674,490
Asset-Backed Securities	–	33,601,055	–	33,601,055
Foreign Government Bonds	–	161,416,883	–	161,416,883
U.S. Government Agency Obligations	–	110,229,110	–	110,229,110
Total Investments, at fair value	$4,034,987	$670,760,249	$1,021,233	$675,816,469
Other Financial Instruments+
Centrally Cleared Swaps	–	1,353,062	–	1,353,062
Forward Foreign Currency Contracts	–	14,565,697	–	14,565,697
Futures	788,846	–	–	788,846
OTC Swaps	–	144,747	–	144,747
Total Assets	$4,823,833	$686,823,755	$1,021,233	$692,668,821
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(21,898,163)	$–	$(21,898,163)
Futures	(546,456)	–	–	(546,456)
OTC Swaps	–	(16,539)	–	(16,539)
Written Options	–	(266,642)	–	(266,642)
Total Liabilities	$(546,456)	$(22,181,344)	$–	$(22,727,800)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At July 31, 2014, the following forward foreign currency contracts were outstanding for the Voya Global Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Norwegian Krone	36,113,598	Buy	08/22/14	$5,774,000	$5,741,018	$(32,982)
Barclays Bank PLC	Swedish Krona	39,032,153	Buy	08/22/14	5,664,000	5,657,852	(6,148)
Barclays Bank PLC	Norwegian Krone	35,062,704	Buy	08/22/14	5,637,000	5,573,956	(63,044)
Barclays Bank PLC	EU Euro	8,931,313	Buy	08/22/14	12,042,000	11,960,117	(81,883)
Barclays Bank PLC	Australian Dollar	3,016,582	Buy	08/22/14	2,838,000	2,799,719	(38,281)
Barclays Bank PLC	EU Euro	2,953,669	Buy	08/22/14	3,979,000	3,955,323	(23,677)
Barclays Bank PLC	South Korean Won	2,948,517,000	Buy	08/22/14	2,871,000	2,857,891	(13,109)
Barclays Bank PLC	New Zealand Dollar	10,030,805	Buy	08/22/14	8,694,000	8,505,776	(188,224)
Barclays Bank PLC	Indonesian Rupiah	7,949,053,000	Buy	08/22/14	679,000	674,922	(4,078)
Barclays Bank PLC	EU Euro	3,683,165	Buy	08/22/14	5,008,000	4,932,207	(75,793)
Barclays Bank PLC	Canadian Dollar	1,935,813	Buy	08/22/14	1,810,000	1,774,605	(35,395)
Barclays Bank PLC	Swedish Krona	19,270,081	Buy	08/22/14	2,843,000	2,793,268	(49,732)
Barclays Bank PLC	Mexican Peso	76,294,528	Buy	09/12/14	5,777,000	5,753,945	(23,055)
Barclays Bank PLC	Australian Dollar	10,263,096	Buy	08/22/14	9,604,000	9,525,279	(78,721)
Barclays Bank PLC	South African Rand	29,285,486	Buy	09/12/14	2,762,000	2,712,946	(49,054)
Barclays Bank PLC	Swedish Krona	40,253,263	Buy	08/22/14	6,011,000	5,834,856	(176,144)
Barclays Bank PLC	Mexican Peso	34,463,265	Buy	09/12/14	2,651,000	2,599,135	(51,865)
Barclays Bank PLC	British Pound	6,781,377	Buy	08/22/14	11,518,000	11,447,295	(70,705)
Barclays Bank PLC	Canadian Dollar	6,148,541	Buy	08/22/14	5,698,000	5,636,510	(61,490)
Barclays Bank PLC	Norwegian Krone	70,882,380	Buy	08/22/14	11,600,000	11,268,249	(331,751)
Barclays Bank PLC	Indonesian Rupiah	67,447,885,000	Buy	08/22/14	5,623,000	5,726,730	103,730
Barclays Bank PLC	Russian Ruble	29,495,461	Buy	09/12/14	853,000	818,561	(34,439)
Barclays Bank PLC	South African Rand	32,842,625	Buy	09/12/14	2,997,000	3,042,472	45,472
Barclays Bank PLC	South African Rand	30,949,827	Buy	09/12/14	2,849,000	2,867,128	18,128

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Hungarian Forint	1,288,676,480	Buy	09/12/14	$5,684,000	$5,488,822	$(195,178)
Barclays Bank PLC	EU Euro	12,041,718	Buy	08/22/14	16,378,847	16,125,329	(253,518)
Barclays Bank PLC	Brazilian Real	12,945,906	Buy	09/12/14	5,652,000	5,640,070	(11,930)
Barclays Bank PLC	EU Euro	8,447,830	Buy	08/22/14	11,590,000	11,312,674	(277,326)
Barclays Bank PLC	Swedish Krona	36,770,084	Buy	08/22/14	5,592,000	5,329,957	(262,043)
Barclays Bank PLC	EU Euro	3,094,086	Buy	08/22/14	4,242,000	4,143,358	(98,642)
Barclays Bank PLC	New Zealand Dollar	6,836,174	Buy	08/22/14	5,872,000	5,796,839	(75,161)
Barclays Bank PLC	Turkish Lira	9,359,516	Buy	09/12/14	4,369,000	4,329,788	(39,212)
Barclays Bank PLC	Australian Dollar	6,275,079	Buy	08/22/14	5,833,000	5,823,962	(9,038)
Barclays Bank PLC	Canadian Dollar	27,286,748	Buy	08/22/14	24,973,000	25,014,394	41,394
Barclays Bank PLC	British Pound	6,836,323	Buy	08/22/14	11,511,000	11,540,045	29,045
Barclays Bank PLC	EU Euro	4,314,447	Buy	08/22/14	6,030,000	5,777,570	(252,430)
Barclays Bank PLC	Norwegian Krone	34,306,982	Buy	08/22/14	5,811,000	5,453,818	(357,182)
Barclays Bank PLC	Russian Ruble	192,603,950	Buy	09/12/14	5,437,763	5,345,165	(92,598)
Barclays Bank PLC	Australian Dollar	10,881,091	Buy	08/22/14	10,118,000	10,098,846	(19,154)
Barclays Bank PLC	EU Euro	108,172,117	Buy	08/22/14	150,094,762	144,855,653	(5,239,109)
Barclays Bank PLC	Indian Rupee	256,613,923	Buy	08/22/14	4,175,300	4,213,664	38,364
Barclays Bank PLC	Chilean Peso	44,330,008	Buy	09/12/14	78,984	77,162	(1,822)
Citigroup, Inc.	EU Euro	3,822,230	Buy	08/22/14	5,322,000	5,118,432	(203,568)
Citigroup, Inc.	Canadian Dollar	1,379,731	Buy	08/22/14	1,267,000	1,264,832	(2,168)
Citigroup, Inc.	New Zealand Dollar	3,385,076	Buy	08/22/14	2,887,000	2,870,427	(16,573)
Citigroup, Inc.	Norwegian Krone	8,292,256	Buy	08/22/14	1,335,000	1,318,229	(16,771)
Citigroup, Inc.	Australian Dollar	1,783,640	Buy	08/22/14	1,681,000	1,655,413	(25,587)
Citigroup, Inc.	New Zealand Dollar	26,635,611	Buy	08/22/14	23,157,000	22,586,076	(570,924)
Citigroup, Inc.	Australian Dollar	24,799,479	Buy	08/22/14	23,220,000	23,016,637	(203,363)
Citigroup, Inc.	Canadian Dollar	15,555,695	Buy	08/22/14	14,482,000	14,260,266	(221,734)
Citigroup, Inc.	South African Rand	26,990,878	Buy	09/12/14	2,498,000	2,500,379	2,379
Citigroup, Inc.	Norwegian Krone	138,599,147	Buy	08/22/14	22,907,000	22,033,256	(873,744)
Citigroup, Inc.	Swedish Krona	15,581,376	Buy	08/22/14	2,368,000	2,258,577	(109,423)
Citigroup, Inc.	New Zealand Dollar	6,214,519	Buy	08/22/14	5,341,000	5,269,697	(71,303)
Citigroup, Inc.	South African Rand	50,728,745	Buy	09/12/14	4,635,000	4,699,405	64,405
Citigroup, Inc.	Japanese Yen	2,917,548,711	Buy	08/22/14	28,683,000	28,365,902	(317,098)
Citigroup, Inc.	Hong Kong Sar Dollar	1,153,673	Buy	08/22/14	148,850	148,865	15
Citigroup, Inc.	Japanese Yen	3,844,845,514	Buy	08/22/14	37,698,186	37,381,557	(316,629)
Citigroup, Inc.	Malaysian Ringgit	22,147,280	Buy	08/22/14	6,758,607	6,901,904	143,297
Citigroup, Inc.	Thai Baht	56,694,198	Buy	08/22/14	1,742,748	1,764,084	21,336
Citigroup, Inc.	South African Rand	36,340,469	Buy	09/12/14	3,445,807	3,366,506	(79,301)
Citigroup, Inc.	Czech Koruna	8,669,998	Buy	09/12/14	431,518	419,651	(11,867)
Citigroup, Inc.	Israeli New Shekel	2,455,415	Buy	09/12/14	709,348	716,926	7,578
Citigroup, Inc.	Polish Zloty	17,356,886	Buy	09/12/14	5,626,511	5,548,356	(78,155)
Credit Suisse Group AG	Japanese Yen	281,249,720	Buy	08/22/14	2,778,000	2,734,454	(43,546)
Credit Suisse Group AG	Canadian Dollar	3,163,897	Buy	08/22/14	2,942,000	2,900,418	(41,582)
Credit Suisse Group AG	Swedish Krona	15,239,728	Buy	08/22/14	2,310,000	2,209,054	(100,946)
Credit Suisse Group AG	British Pound	2,809,630	Buy	08/22/14	4,734,674	4,742,793	8,119
Credit Suisse Group AG	Mexican Peso	73,453,461	Buy	09/12/14	5,632,944	5,539,679	(93,265)
Deutsche Bank AG	Swiss Franc	5,115,328	Buy	08/22/14	5,725,000	5,629,529	(95,471)
Deutsche Bank AG	Australian Dollar	17,994,563	Buy	08/22/14	16,892,000	16,700,929	(191,071)
Deutsche Bank AG	Swedish Krona	38,793,104	Buy	08/22/14	5,960,000	5,623,201	(336,799)
Deutsche Bank AG	British Pound	8,842,756	Buy	08/22/14	15,015,000	14,927,003	(87,997)
Deutsche Bank AG	Australian Dollar	9,301,631	Buy	08/22/14	8,724,000	8,632,934	(91,066)
Deutsche Bank AG	EU Euro	3,907,474	Buy	08/22/14	5,288,000	5,232,584	(55,416)
Deutsche Bank AG	Norwegian Krone	16,042,880	Buy	08/22/14	2,587,000	2,550,354	(36,646)
Deutsche Bank AG	Swedish Krona	18,844,605	Buy	08/22/14	2,757,000	2,731,594	(25,406)
Deutsche Bank AG	Canadian Dollar	431,967	Buy	08/22/14	402,000	395,994	(6,006)
Deutsche Bank AG	British Pound	1,691,649	Buy	08/22/14	2,884,000	2,855,586	(28,414)
Deutsche Bank AG	Swedish Krona	18,632,414	Buy	08/22/14	2,730,000	2,700,836	(29,164)
Deutsche Bank AG	British Pound	3,602,053	Buy	08/22/14	6,175,000	6,080,441	(94,559)
Deutsche Bank AG	South Korean Won	2,900,904,250	Buy	08/22/14	2,845,000	2,811,742	(33,258)
Deutsche Bank AG	South African Rand	41,934,829	Buy	09/12/14	3,908,000	3,884,755	(23,245)
Deutsche Bank AG	South African Rand	57,213,551	Buy	09/12/14	5,324,000	5,300,144	(23,856)
Deutsche Bank AG	South African Rand	41,897,668	Buy	09/12/14	3,908,000	3,881,313	(26,687)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Canadian Dollar	3,786,426	Buy	08/22/14	$3,548,000	$3,471,104	$(76,896)
Deutsche Bank AG	EU Euro	4,334,411	Buy	08/22/14	5,900,000	5,804,304	(95,696)
Deutsche Bank AG	British Pound	4,797,087	Buy	08/22/14	8,168,000	8,097,716	(70,284)
Deutsche Bank AG	South Korean Won	32,174,247	Buy	08/22/14	31,557	31,185	(372)
Deutsche Bank AG	Malaysian Ringgit	8,925,170	Buy	08/22/14	2,765,522	2,781,410	15,888
Deutsche Bank AG	New Zealand Dollar	7,821,555	Buy	08/22/14	6,829,000	6,632,408	(196,592)
Deutsche Bank AG	South African Rand	59,097,310	Buy	09/12/14	5,485,000	5,474,652	(10,348)
Deutsche Bank AG	Swedish Krona	19,256,386	Buy	08/22/14	2,862,000	2,791,283	(70,717)
Deutsche Bank AG	Czech Koruna	66,372,900	Buy	09/12/14	3,300,000	3,212,625	(87,375)
Deutsche Bank AG	British Pound	3,337,513	Buy	08/22/14	5,685,000	5,633,885	(51,115)
Deutsche Bank AG	Indian Rupee	336,464,700	Buy	08/22/14	5,566,000	5,524,834	(41,166)
Deutsche Bank AG	EU Euro	6,184,502	Buy	08/22/14	8,380,000	8,281,802	(98,198)
Deutsche Bank AG	Mexican Peso	74,108,963	Buy	09/12/14	5,657,000	5,589,115	(67,885)
Deutsche Bank AG	South African Rand	27,699,632	Buy	09/12/14	2,573,000	2,566,036	(6,964)
Deutsche Bank AG	New Zealand Dollar	3,818,187	Buy	08/22/14	3,242,000	3,237,691	(4,309)
Deutsche Bank AG	Japanese Yen	348,264,433	Buy	08/22/14	3,434,000	3,386,005	(47,995)
Deutsche Bank AG	Swiss Franc	15,418,742	Buy	08/22/14	17,347,000	16,968,660	(378,340)
Deutsche Bank AG	Japanese Yen	2,917,921,590	Buy	08/22/14	28,683,000	28,369,528	(313,472)
Deutsche Bank AG	Danish Krone	11,481,481	Buy	08/22/14	2,135,747	2,062,209	(73,538)
Deutsche Bank AG	South Korean Won	12,217,419,085	Buy	08/22/14	11,833,998	11,841,905	7,907
Deutsche Bank AG	Norwegian Krone	73,307,451	Buy	08/22/14	12,253,648	11,653,765	(599,883)
Deutsche Bank AG	Philippine Peso	256,537,071	Buy	08/22/14	5,771,363	5,882,779	111,416
Deutsche Bank AG	Singapore Dollar	1,031,545	Buy	08/22/14	825,104	826,890	1,786
Deutsche Bank AG	Peruvian Nuevo Sol	7,974,902	Buy	09/12/14	2,835,017	2,833,221	(1,796)
Deutsche Bank AG	Turkish Lira	12,101	Buy	09/12/14	5,641	5,598	(43)
Goldman Sachs & Co.	Swiss Franc	5,606,076	Buy	08/22/14	6,201,000	6,169,608	(31,392)
Goldman Sachs & Co.	Chilean Peso	3,211,731,250	Buy	09/12/14	5,647,000	5,590,449	(56,551)
Goldman Sachs & Co.	EU Euro	17,102,061	Buy	08/22/14	23,332,000	22,901,745	(430,255)
Goldman Sachs & Co.	Canadian Dollar	15,554,175	Buy	08/22/14	14,482,000	14,258,872	(223,128)
Goldman Sachs & Co.	Swedish Krona	77,023,224	Buy	08/22/14	11,547,000	11,164,796	(382,204)
Goldman Sachs & Co.	Norwegian Krone	14,603,818	Buy	08/22/14	2,437,000	2,321,585	(115,415)
Goldman Sachs & Co.	New Zealand Dollar	327,273	Buy	08/22/14	280,374	277,516	(2,858)
Goldman Sachs & Co.	Polish Zloty	1,501,860	Buy	09/12/14	491,000	480,089	(10,911)
Goldman Sachs & Co.	Mexican Peso	27,718,430	Buy	09/12/14	2,130,781	2,090,456	(40,325)
HSBC	Mexican Peso	74,629,842	Buy	09/12/14	5,677,000	5,628,399	(48,601)
HSBC	Colombian Peso	10,904,157,000	Buy	09/12/14	5,797,000	5,784,568	(12,432)
HSBC	Brazilian Real	12,901,551	Buy	09/12/14	5,681,000	5,620,746	(60,254)
HSBC	Polish Zloty	17,600,374	Buy	09/12/14	5,764,000	5,626,190	(137,810)
HSBC	Peruvian Nuevo Sol	16,130,148	Buy	09/12/14	5,711,000	5,730,511	19,511
HSBC	Hungarian Forint	1,282,656,900	Buy	09/12/14	5,645,000	5,463,183	(181,817)
HSBC	Brazilian Real	60,939	Buy	09/12/14	26,511	26,549	38
HSBC	Romanian New Leu	62,298	Buy	09/12/14	19,155	18,805	(350)
JPMorgan Chase & Co.	Indonesian Rupiah	33,930,000,000	Buy	08/22/14	2,900,000	2,880,861	(19,139)
JPMorgan Chase & Co.	Canadian Dollar	1,379,760	Buy	08/22/14	1,267,000	1,264,858	(2,142)
JPMorgan Chase & Co.	EU Euro	4,654,165	Buy	08/22/14	6,234,000	6,232,495	(1,505)
JPMorgan Chase & Co.	Japanese Yen	101,126,192	Buy	08/22/14	984,000	983,201	(799)
JPMorgan Chase & Co.	New Zealand Dollar	3,514,462	Buy	08/22/14	3,049,000	2,980,142	(68,858)
JPMorgan Chase & Co.	British Pound	2,461,912	Buy	08/22/14	4,200,000	4,155,827	(44,173)
JPMorgan Chase & Co.	Canadian Dollar	3,350,758	Buy	08/22/14	3,120,000	3,071,717	(48,283)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Australian Dollar	3,278,959	Buy	08/22/14	$3,068,000	$3,043,234	$(24,766)
JPMorgan Chase & Co.	Norwegian Krone	21,699,865	Buy	08/22/14	3,499,000	3,449,651	(49,349)
JPMorgan Chase & Co.	Canadian Dollar	2,557,524	Buy	08/22/14	2,375,000	2,344,541	(30,459)
JPMorgan Chase & Co.	New Zealand Dollar	2,989,507	Buy	08/22/14	2,595,000	2,534,999	(60,001)
JPMorgan Chase & Co.	British Pound	1,713,557	Buy	08/22/14	2,939,000	2,892,568	(46,432)
JPMorgan Chase & Co.	EU Euro	1,586,855	Buy	08/22/14	2,162,000	2,124,992	(37,008)
JPMorgan Chase & Co.	Norwegian Krone	22,639,921	Buy	08/22/14	3,659,000	3,599,093	(59,907)
JPMorgan Chase & Co.	Norwegian Krone	17,125,492	Buy	08/22/14	2,768,000	2,722,458	(45,542)
JPMorgan Chase & Co.	Norwegian Krone	25,672,618	Buy	08/22/14	4,160,000	4,081,204	(78,796)
JPMorgan Chase & Co.	New Zealand Dollar	13,089,246	Buy	08/22/14	11,390,000	11,099,227	(290,773)
JPMorgan Chase & Co.	South African Rand	33,932,834	Buy	09/12/14	3,159,000	3,143,467	(15,533)
JPMorgan Chase & Co.	Canadian Dollar	3,593,462	Buy	08/22/14	3,358,000	3,294,210	(63,790)
JPMorgan Chase & Co.	Canadian Dollar	2,528,137	Buy	08/22/14	2,355,000	2,317,602	(37,398)
JPMorgan Chase & Co.	Swedish Krona	19,056,502	Buy	08/22/14	2,829,000	2,762,309	(66,691)
JPMorgan Chase & Co.	Australian Dollar	5,910,682	Buy	08/22/14	5,510,000	5,485,761	(24,239)
JPMorgan Chase & Co.	New Zealand Dollar	6,521,432	Buy	08/22/14	5,623,000	5,529,948	(93,052)
JPMorgan Chase & Co.	Australian Dollar	2,394,014	Buy	08/22/14	2,242,000	2,221,908	(20,092)
JPMorgan Chase & Co.	British Pound	2,554,344	Buy	08/22/14	4,293,000	4,311,857	18,857
JPMorgan Chase & Co.	EU Euro	1,975,080	Buy	08/22/14	2,692,000	2,644,873	(47,127)
JPMorgan Chase & Co.	EU Euro	2,238,564	Buy	08/22/14	3,044,000	2,997,711	(46,289)
JPMorgan Chase & Co.	British Pound	4,796,286	Buy	08/22/14	8,081,000	8,096,365	15,365
JPMorgan Chase & Co.	Japanese Yen	123,725,957	Buy	08/22/14	1,216,000	1,202,927	(13,073)
UBS AG	EU Euro	4,373,189	Buy	08/22/14	5,951,000	5,856,233	(94,767)
UBS AG	Norwegian Krone	17,627,541	Buy	08/22/14	2,813,000	2,802,269	(10,731)
UBS AG	Australian Dollar	6,001,927	Buy	08/22/14	5,661,000	5,570,447	(90,553)
UBS AG	Swedish Krona	78,042,305	Buy	08/22/14	11,411,000	11,312,515	(98,485)
UBS AG	Australian Dollar	2,923,345	Buy	08/22/14	2,733,000	2,713,185	(19,815)
UBS AG	Australian Dollar	2,069,976	Buy	08/22/14	1,940,000	1,921,165	(18,835)
UBS AG	New Zealand Dollar	2,852,778	Buy	08/22/14	2,504,000	2,419,057	(84,943)
UBS AG	Swiss Franc	5,530,908	Buy	08/22/14	6,201,000	6,086,884	(114,116)
UBS AG	New Zealand Dollar	9,744,601	Buy	08/22/14	8,497,000	8,263,085	(233,915)
UBS AG	Japanese Yen	282,207,626	Buy	08/22/14	2,777,000	2,743,767	(33,233)
UBS AG	Canadian Dollar	2,582,495	Buy	08/22/14	2,404,000	2,367,433	(36,567)
UBS AG	Norwegian Krone	49,670,673	Buy	08/22/14	8,115,000	7,896,201	(218,799)
UBS AG	Swedish Krona	23,289,829	Buy	08/22/14	3,476,000	3,375,945	(100,055)
UBS AG	EU Euro	6,790,826	Buy	08/22/14	9,243,000	9,093,744	(149,256)
UBS AG	Canadian Dollar	3,786,674	Buy	08/22/14	3,486,000	3,471,332	(14,668)
UBS AG	Swedish Krona	19,849,640	Buy	08/22/14	2,992,000	2,877,277	(114,723)
UBS AG	British Pound	2,539,331	Buy	08/22/14	4,293,000	4,286,514	(6,486)
UBS AG	South African Rand	11,721,973	Buy	09/12/14	1,085,000	1,085,899	899
UBS AG	Norwegian Krone	17,704,848	Buy	08/22/14	2,944,000	2,814,559	(129,441)
UBS AG	Norwegian Krone	21,957,259	Buy	08/22/14	3,676,000	3,490,569	(185,431)
UBS AG	Swedish Krona	15,812,820	Buy	08/22/14	2,385,000	2,292,126	(92,874)
UBS AG	Norwegian Krone	18,360,308	Buy	08/22/14	3,086,000	2,918,758	(167,242)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS AG	Norwegian Krone	32,687,806	Buy	08/22/14	$5,507,000	$5,196,416	$(310,584)
UBS AG	Swiss Franc	4,681,569	Buy	08/22/14	5,329,000	5,152,168	(176,832)
							$(20,406,446)

Barclays Bank PLC	EU Euro	3,995,135	Sell	08/22/14	$5,354,000	$5,349,973	$4,027
Barclays Bank PLC	British Pound	3,447,175	Sell	08/22/14	5,833,000	5,819,000	14,000
Barclays Bank PLC	Japanese Yen	158,586,183	Sell	08/22/14	1,551,000	1,541,856	9,144
Barclays Bank PLC	South Korean Won	5,809,564,800	Sell	08/22/14	5,664,000	5,631,002	32,998
Barclays Bank PLC	Malaysian Ringgit	18,397,740	Sell	08/22/14	5,780,000	5,733,410	46,590
Barclays Bank PLC	Australian Dollar	6,187,191	Sell	08/22/14	5,812,000	5,742,392	69,608
Barclays Bank PLC	British Pound	3,489,749	Sell	08/22/14	5,938,000	5,890,866	47,134
Barclays Bank PLC	British Pound	3,465,451	Sell	08/22/14	5,900,000	5,849,850	50,150
Barclays Bank PLC	Norwegian Krone	48,404,584	Sell	08/22/14	7,796,000	7,694,929	101,071
Barclays Bank PLC	British Pound	2,298,116	Sell	08/22/14	3,919,000	3,879,331	39,669
Barclays Bank PLC	Australian Dollar	9,290,447	Sell	08/22/14	8,694,000	8,622,554	71,446
Barclays Bank PLC	Swedish Krona	27,279,805	Sell	08/22/14	3,997,000	3,954,307	42,693
Barclays Bank PLC	Canadian Dollar	3,073,311	Sell	08/22/14	2,845,000	2,817,376	27,624
Barclays Bank PLC	Norwegian Krone	36,024,612	Sell	08/22/14	5,800,000	5,726,872	73,128
Barclays Bank PLC	Canadian Dollar	4,866,515	Sell	08/22/14	4,571,000	4,461,247	109,753
Barclays Bank PLC	Indonesian Rupiah	23,229,480,000	Sell	08/22/14	2,006,000	1,972,322	33,678
Barclays Bank PLC	Norwegian Krone	4,340,808	Sell	08/22/14	704,000	690,063	13,937
Barclays Bank PLC	Norwegian Krone	25,218,613	Sell	08/22/14	4,090,000	4,009,030	80,970
Barclays Bank PLC	Swedish Krona	19,355,148	Sell	08/22/14	2,850,000	2,805,599	44,401
Barclays Bank PLC	Norwegian Krone	24,785,495	Sell	08/22/14	4,003,000	3,940,177	62,823
Barclays Bank PLC	South African Rand	57,461,932	Sell	09/12/14	5,324,000	5,323,154	846
Barclays Bank PLC	Mexican Peso	75,853,165	Sell	09/12/14	5,777,000	5,720,659	56,341
Barclays Bank PLC	British Pound	5,364,056	Sell	08/22/14	9,186,000	9,054,788	131,212
Barclays Bank PLC	Canadian Dollar	3,791,748	Sell	08/22/14	3,548,000	3,475,983	72,017
Barclays Bank PLC	Canadian Dollar	3,788,554	Sell	08/22/14	3,548,000	3,473,056	74,944
Barclays Bank PLC	Indonesian Rupiah	42,595,995,000	Sell	08/22/14	3,581,000	3,616,656	(35,656)
Barclays Bank PLC	Mexican Peso	35,928,112	Sell	09/12/14	2,767,000	2,709,610	57,390
Barclays Bank PLC	EU Euro	4,120,640	Sell	08/22/14	5,629,000	5,518,039	110,961
Barclays Bank PLC	Brazilian Real	6,405,630	Sell	09/12/14	2,820,000	2,790,705	29,295
Barclays Bank PLC	South African Rand	33,433,500	Sell	09/12/14	3,100,000	3,097,210	2,790
Barclays Bank PLC	South Korean Won	2,720,947,700	Sell	08/22/14	2,671,000	2,637,317	33,683
Barclays Bank PLC	South African Rand	26,953,000	Sell	09/12/14	2,500,000	2,496,870	3,130
Barclays Bank PLC	Hungarian Forint	562,364,130	Sell	09/12/14	2,469,000	2,395,261	73,739
Barclays Bank PLC	Hungarian Forint	685,560,000	Sell	09/12/14	3,000,000	2,919,986	80,014
Barclays Bank PLC	Swedish Krona	77,697,533	Sell	08/22/14	11,576,000	11,262,539	313,461
Barclays Bank PLC	New Zealand Dollar	6,320,766	Sell	08/22/14	5,482,000	5,359,790	122,210
Barclays Bank PLC	New Zealand Dollar	6,442,909	Sell	08/22/14	5,540,000	5,463,364	76,636
Barclays Bank PLC	Australian Dollar	6,611,694	Sell	08/22/14	6,182,000	6,136,377	45,623
Barclays Bank PLC	Peruvian Nuevo Sol	15,937,200	Sell	09/12/14	5,700,000	5,661,963	38,037
Barclays Bank PLC	Turkish Lira	7,234,152	Sell	09/12/14	3,352,000	3,346,577	5,423
Barclays Bank PLC	British Pound	2,703,185	Sell	08/22/14	4,537,628	4,563,107	(25,479)
Barclays Bank PLC	Brazilian Real	12,886,213	Sell	09/12/14	5,714,000	5,614,064	99,936
Barclays Bank PLC	Indian Rupee	174,089,105	Sell	08/22/14	2,909,000	2,858,586	50,414
Barclays Bank PLC	South African Rand	61,305,208	Sell	09/12/14	5,620,000	5,679,187	(59,187)
Barclays Bank PLC	EU Euro	12,204,532	Sell	08/22/14	16,757,354	16,343,357	413,997
Barclays Bank PLC	Norwegian Krone	34,485,060	Sell	08/22/14	5,800,000	5,482,127	317,873
Barclays Bank PLC	Swiss Franc	9,765,783	Sell	08/22/14	11,014,000	10,747,456	266,544
Barclays Bank PLC	EU Euro	4,327,824	Sell	08/22/14	6,030,000	5,795,483	234,517
Barclays Bank PLC	EU Euro	4,249,666	Sell	08/22/14	5,918,000	5,690,821	227,179
Barclays Bank PLC	Swedish Krona	17,099,422	Sell	08/22/14	2,607,768	2,478,623	129,145
Barclays Bank PLC	Taiwan New Dollar	840,142	Sell	08/22/14	28,019	27,973	46
Barclays Bank PLC	South African Rand	22,391,347	Sell	09/12/14	2,122,849	2,074,288	48,561
Barclays Bank PLC	Hungarian Forint	782,714	Sell	09/12/14	3,501	3,334	167
Barclays Bank PLC	Russian Ruble	190,913,561	Sell	09/12/14	5,335,762	5,298,254	37,508
Citigroup, Inc.	Australian Dollar	3,274,976	Sell	08/22/14	3,068,000	3,039,537	28,463
Citigroup, Inc.	British Pound	4,893,522	Sell	08/22/14	8,326,000	8,260,503	65,497
Citigroup, Inc.	New Zealand Dollar	2,826,016	Sell	08/22/14	2,441,000	2,396,364	44,636
Citigroup, Inc.	Norwegian Krone	17,651,052	Sell	08/22/14	2,813,000	2,806,007	6,993
Citigroup, Inc.	Norwegian Krone	22,607,516	Sell	08/22/14	3,659,000	3,593,941	65,059
Citigroup, Inc.	Japanese Yen	109,419,196	Sell	08/22/14	1,080,000	1,063,829	16,171
Citigroup, Inc.	South African Rand	29,419,634	Sell	09/12/14	2,762,000	2,725,374	36,626
Citigroup, Inc.	British Pound	29,135	Sell	08/22/14	49,501	49,181	320

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	16,877,752	Sell	08/22/14	$23,001,000	$22,601,367	$399,633
Citigroup, Inc.	Norwegian Krone	35,677,872	Sell	08/22/14	5,904,000	5,671,750	232,250
Citigroup, Inc.	Norwegian Krone	17,302,208	Sell	08/22/14	2,879,000	2,750,551	128,449
Citigroup, Inc.	Czech Koruna	62,644,866	Sell	09/12/14	3,104,000	3,032,179	71,821
Citigroup, Inc.	Indian Rupee	252,872,205	Sell	08/22/14	4,139,000	4,152,224	(13,224)
Citigroup, Inc.	Norwegian Krone	34,345,183	Sell	08/22/14	5,811,000	5,459,891	351,109
Citigroup, Inc.	Norwegian Krone	34,387,110	Sell	08/22/14	5,811,000	5,466,556	344,444
Credit Suisse Group AG	Swiss Franc	2,593,236	Sell	08/22/14	2,906,000	2,853,912	52,088
Credit Suisse Group AG	Japanese Yen	684,862,634	Sell	08/22/14	6,763,000	6,658,585	104,415
Credit Suisse Group AG	Canadian Dollar	42,612,785	Sell	08/22/14	38,750,873	39,064,127	(313,254)
Credit Suisse Group AG	Swiss Franc	343,139	Sell	08/22/14	391,776	377,632	14,144
Credit Suisse Group AG	New Zealand Dollar	646,404	Sell	08/22/14	555,364	548,128	7,236
Credit Suisse Group AG	New Zealand Dollar	22,273,330	Sell	08/22/14	19,141,187	18,887,012	254,175
Deutsche Bank AG	Swiss Franc	2,751,642	Sell	08/22/14	3,074,000	3,028,241	45,759
Deutsche Bank AG	Swiss Franc	5,601,097	Sell	08/22/14	6,261,000	6,164,128	96,872
Deutsche Bank AG	EU Euro	7,424,831	Sell	08/22/14	10,098,000	9,942,754	155,246
Deutsche Bank AG	New Zealand Dollar	13,437,446	Sell	08/22/14	11,647,000	11,394,489	252,511
Deutsche Bank AG	Singapore Dollar	6,861,913	Sell	08/22/14	5,524,000	5,500,531	23,469
Deutsche Bank AG	Japanese Yen	250,973,679	Sell	08/22/14	2,459,000	2,440,095	18,905
Deutsche Bank AG	Norwegian Krone	35,889,138	Sell	08/22/14	5,757,000	5,705,335	51,665
Deutsche Bank AG	New Zealand Dollar	3,358,683	Sell	08/22/14	2,887,000	2,848,047	38,953
Deutsche Bank AG	Indonesian Rupiah	17,625,060,000	Sell	08/22/14	1,524,000	1,496,473	27,527
Deutsche Bank AG	EU Euro	3,691,311	Sell	08/22/14	4,970,000	4,943,116	26,884
Deutsche Bank AG	New Zealand Dollar	6,361,320	Sell	08/22/14	5,493,000	5,394,179	98,821
Deutsche Bank AG	Indian Rupee	164,286,600	Sell	08/22/14	2,711,000	2,697,627	13,373
Deutsche Bank AG	EU Euro	2,437,670	Sell	08/22/14	3,297,000	3,264,337	32,663
Deutsche Bank AG	Australian Dollar	4,268,852	Sell	08/22/14	4,000,000	3,961,963	38,037
Deutsche Bank AG	New Zealand Dollar	4,728,726	Sell	08/22/14	4,140,000	4,009,796	130,204
Deutsche Bank AG	Swiss Franc	5,480,210	Sell	08/22/14	6,161,000	6,031,089	129,911
Deutsche Bank AG	Australian Dollar	2,863,106	Sell	08/22/14	2,693,000	2,657,276	35,724
Deutsche Bank AG	Peruvian Nuevo Sol	8,083,770	Sell	09/12/14	2,885,000	2,871,898	13,102
Deutsche Bank AG	Australian Dollar	6,674,843	Sell	08/22/14	6,259,000	6,194,986	64,014
Deutsche Bank AG	Australian Dollar	3,620,710	Sell	08/22/14	3,393,000	3,360,416	32,584
Deutsche Bank AG	EU Euro	5,039,301	Sell	08/22/14	6,860,000	6,748,238	111,762
Deutsche Bank AG	South African Rand	60,262,150	Sell	09/12/14	5,585,000	5,582,560	2,440
Deutsche Bank AG	Swedish Krona	59,754,633	Sell	08/22/14	8,891,000	8,661,651	229,349
Deutsche Bank AG	British Pound	1,752,824	Sell	08/22/14	2,975,000	2,958,852	16,148
Deutsche Bank AG	Canadian Dollar	3,079,681	Sell	08/22/14	2,862,000	2,823,215	38,785
Deutsche Bank AG	EU Euro	29,838,717	Sell	08/22/14	40,643,913	39,957,680	686,233
Deutsche Bank AG	Swedish Krona	60,518,419	Sell	08/22/14	9,061,000	8,772,364	288,636
Deutsche Bank AG	Australian Dollar	5,903,757	Sell	08/22/14	5,484,000	5,479,334	4,666
Deutsche Bank AG	Brazilian Real	6,519,376	Sell	09/12/14	2,893,000	2,840,260	52,740
Deutsche Bank AG	South African Rand	30,265,200	Sell	09/12/14	2,800,000	2,803,705	(3,705)
Deutsche Bank AG	Canadian Dollar	9,174,967	Sell	08/22/14	8,429,000	8,410,904	18,096
Deutsche Bank AG	South African Rand	28,035,902	Sell	09/12/14	2,612,000	2,597,188	14,812
Deutsche Bank AG	Malaysian Ringgit	2,557,149	Sell	08/22/14	789,000	796,901	(7,901)
Deutsche Bank AG	Norwegian Krone	18,313,495	Sell	08/22/14	3,044,000	2,911,316	132,684
Deutsche Bank AG	Australian Dollar	2,092,493	Sell	08/22/14	1,917,000	1,942,063	(25,063)
Deutsche Bank AG	Norwegian Krone	17,452,574	Sell	08/22/14	2,920,000	2,774,455	145,545
Deutsche Bank AG	Swedish Krona	30,228,734	Sell	08/22/14	4,584,000	4,381,765	202,235
Deutsche Bank AG	Mexican Peso	75,642,565	Sell	09/12/14	5,765,000	5,704,776	60,224
Deutsche Bank AG	British Pound	10,041,833	Sell	08/22/14	16,825,000	16,951,102	(126,102)
Deutsche Bank AG	Canadian Dollar	455,779	Sell	08/22/14	418,081	417,823	258
Deutsche Bank AG	New Zealand Dollar	10,089,452	Sell	08/22/14	8,685,000	8,555,506	129,494
Deutsche Bank AG	Australian Dollar	22,171,234	Sell	08/22/14	20,413,055	20,577,337	(164,282)
Deutsche Bank AG	Colombian Peso	156,766,337	Sell	09/12/14	80,228	83,163	(2,935)
Goldman Sachs & Co.	Swedish Krona	77,471,857	Sell	08/22/14	11,334,000	11,229,827	104,173
Goldman Sachs & Co.	Norwegian Krone	141,473,842	Sell	08/22/14	22,980,000	22,490,250	489,750

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Norwegian Krone	69,605,809	Sell	08/22/14	$11,573,000	$11,065,311	$507,689
Goldman Sachs & Co.	Hungarian Forint	1,275,287,970	Sell	09/12/14	5,654,000	5,431,797	222,203
Goldman Sachs & Co.	EU Euro	1,807,563	Sell	08/22/14	2,457,000	2,420,547	36,453
Goldman Sachs & Co.	Swedish Krona	15,313,524	Sell	08/22/14	2,329,000	2,219,751	109,249
Goldman Sachs & Co.	EU Euro	8,455,349	Sell	08/22/14	11,590,000	11,322,743	267,257
HSBC	South Korean Won	2,760,924,600	Sell	08/22/14	2,722,000	2,676,065	45,935
Morgan Stanley	Swiss Franc	235,709	Sell	08/22/14	270,000	259,403	10,597
JPMorgan Chase & Co.	Canadian Dollar	1,086,656	Sell	08/22/14	998,000	996,163	1,837
JPMorgan Chase & Co.	Canadian Dollar	3,348,598	Sell	08/22/14	3,080,000	3,069,738	10,262
JPMorgan Chase & Co.	Singapore Dollar	6,867,188	Sell	08/22/14	5,526,000	5,504,760	21,240
JPMorgan Chase & Co.	Canadian Dollar	4,411,854	Sell	08/22/14	4,077,000	4,044,449	32,551
JPMorgan Chase & Co.	Swiss Franc	2,820,372	Sell	08/22/14	3,118,000	3,103,881	14,119
JPMorgan Chase & Co.	Australian Dollar	2,980,741	Sell	08/22/14	2,809,000	2,766,454	42,546
JPMorgan Chase & Co.	EU Euro	750,626	Sell	08/22/14	1,011,000	1,005,180	5,820
JPMorgan Chase & Co.	EU Euro	1,316,402	Sell	08/22/14	1,780,171	1,762,823	17,348
JPMorgan Chase & Co.	Norwegian Krone	16,152,908	Sell	08/22/14	2,601,000	2,567,845	33,155
JPMorgan Chase & Co.	New Zealand Dollar	3,603,437	Sell	08/22/14	3,124,000	3,055,590	68,410
JPMorgan Chase & Co.	Swedish Krona	38,545,855	Sell	08/22/14	5,648,000	5,587,362	60,638
JPMorgan Chase & Co.	Swiss Franc	2,746,883	Sell	08/22/14	3,061,000	3,023,004	37,996
JPMorgan Chase & Co.	Australian Dollar	2,847,814	Sell	08/22/14	2,659,000	2,643,084	15,916
JPMorgan Chase & Co.	EU Euro	4,307,586	Sell	08/22/14	5,849,000	5,768,382	80,618
JPMorgan Chase & Co.	New Zealand Dollar	3,501,953	Sell	08/22/14	3,078,000	2,969,535	108,465
JPMorgan Chase & Co.	Colombian Peso	10,725,444,750	Sell	09/12/14	5,721,000	5,689,763	31,237
JPMorgan Chase & Co.	South African Rand	44,150,625	Sell	09/12/14	4,175,000	4,090,022	84,978
JPMorgan Chase & Co.	New Zealand Dollar	13,030,132	Sell	08/22/14	11,334,000	11,049,101	284,899
JPMorgan Chase & Co.	EU Euro	2,570,711	Sell	08/22/14	3,497,466	3,442,495	54,971
JPMorgan Chase & Co.	Swedish Krona	40,243,162	Sell	08/22/14	6,011,000	5,833,392	177,608
JPMorgan Chase & Co.	South African Rand	34,322,239	Sell	09/12/14	3,180,000	3,179,541	459
JPMorgan Chase & Co.	Mexican Peso	77,518,520	Sell	09/12/14	5,962,000	5,846,256	115,744
JPMorgan Chase & Co.	EU Euro	2,500,389	Sell	08/22/14	3,404,000	3,348,326	55,674
JPMorgan Chase & Co.	EU Euro	2,710,765	Sell	08/22/14	3,696,000	3,630,045	65,955
JPMorgan Chase & Co.	EU Euro	6,203,676	Sell	08/22/14	8,467,000	8,307,479	159,521
JPMorgan Chase & Co.	Australian Dollar	3,258,395	Sell	08/22/14	3,068,000	3,024,148	43,852
JPMorgan Chase & Co.	Indonesian Rupiah	17,650,968,000	Sell	08/22/14	1,524,000	1,498,673	25,327

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Indonesian Rupiah	9,486,655,000	Sell	08/22/14	$821,000	$805,474	$15,526
JPMorgan Chase & Co.	EU Euro	4,243,979	Sell	08/22/14	5,766,000	5,683,206	82,794
JPMorgan Chase & Co.	Australian Dollar	6,013,875	Sell	08/22/14	5,612,000	5,581,536	30,464
UBS AG	Norwegian Krone	17,612,730	Sell	08/22/14	2,813,000	2,799,915	13,085
UBS AG	Norwegian Krone	35,884,193	Sell	08/22/14	5,757,000	5,704,549	52,451
UBS AG	Norwegian Krone	19,010,402	Sell	08/22/14	3,068,000	3,022,104	45,896
UBS AG	Swedish Krona	14,628,926	Sell	08/22/14	2,135,000	2,120,516	14,484
UBS AG	New Zealand Dollar	3,402,944	Sell	08/22/14	2,960,000	2,885,579	74,421
UBS AG	New Zealand Dollar	2,973,024	Sell	08/22/14	2,613,000	2,521,022	91,978
UBS AG	South African Rand	42,036,590	Sell	09/12/14	3,908,000	3,894,182	13,818
UBS AG	Japanese Yen	106,960,770	Sell	08/22/14	1,050,000	1,039,927	10,073
UBS AG	Norwegian Krone	14,545,912	Sell	08/22/14	2,417,000	2,312,379	104,621
UBS AG	Australian Dollar	14,050,750	Sell	08/22/14	13,085,000	13,040,638	44,362
							$13,073,980

Voya Global Bond Fund Open Futures Contracts on July 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	246	09/15/14	$27,637,307	$(229,529)
Canada 10-Year Bond	66	09/19/14	8,286,697	127,897
Euro-Bobl 5-Year	430	09/08/14	73,914,167	86,730
Euro-Bund	46	09/08/14	9,115,613	78,650
Euro-Schatz	367	09/08/14	54,381,655	8,210
Long Gilt	82	09/26/14	15,322,652	64,982
Short Gilt	34	09/26/14	5,946,312	12,643
U.S. Treasury 10-Year Note	234	09/19/14	29,158,595	46,947
			$223,762,998	$196,530
Short Contracts
30-year German Government Bond	(48)	09/08/14	(8,827,424)	58,826
Australia 3-Year Bond	(427)	09/15/14	(43,430,358)	156,899
U.S. Treasury 2-Year Note	(113)	09/30/14	(24,794,672)	16,639
U.S. Treasury 5-Year Note	(237)	09/30/14	(28,164,118)	130,423
U.S. Treasury Long Bond	(168)	09/19/14	(23,084,250)	(73,100)
U.S. Treasury Ultra Long Bond	(201)	09/19/14	(30,319,594)	(243,827)
			$(158,620,416)	$45,860

Voya Global Bond Fund Centrally Cleared Interest Rate Swap Agreements Outstanding on July 31, 2014:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.532% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	09/15/16	GBP	84,060,000	$216,575	$218,402
Receive a fixed rate equal to 1.5225% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	10/13/16	GBP	41,520,000	8,438	8,546
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	05/21/24	JPY	8,196,000,000	819,063	829,476
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.223%	05/15/21	USD	36,000,000	119,578	119,578
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.2245%	05/15/21	USD	54,900,000	177,060	177,060
				$1,340,714	$1,353,062

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

Voya Global Bond Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on July 31, 2014:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.885% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	09/10/18	MXN	294,121,000	$(16,539)	$–	$(16,539)
Pay a fixed rate equal to 6.600% and receive a floating rate based on the 3-month ZAR-JIBAR- SAFEX Counterparty: Barclays Bank PLC	09/19/15	ZAR	904,987,119	144,747	–	144,747
				$128,208	$–	$128,208

Voya Global Bond Fund Written OTC Options on July 31, 2014:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
5,600,000	Deutsche Bank AG	Put USD vs. Call BRL	2.100	USD	10/01/14	$10,640	$(1,713)
11,400,000	Barclays Bank PLC	Put USD vs. Call ZAR	10.250	USD	09/10/14	37,746	(7,680)
			Total Written OTC Options			$48,386	$(9,393)

Voya Global Bond Fund Written Swaptions Open on July 31, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.700%	09/16/14	USD	228,000,000	$578,504	$(128,624)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.700%	09/16/14	USD	228,000,000	388,227	(128,625)
					Total Written Swaptions			$966,731	$(257,249)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$67,174
Interest rate contracts	Purchased options	1,244,854
Foreign exchange contracts	Forward foreign currency contracts	14,565,697
Interest rate contracts	Futures contracts	788,846
Interest rate contracts	Interest rate swaps	144,747
Interest rate contracts	Interest rate swaps*	1,353,062
Total Asset Derivatives		$18,164,380

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$21,898,163
Interest rate contracts	Futures contracts	546,456
Interest rate contracts	Interest rate swaps	16,539
Foreign exchange contracts	Written options	9,393
Interest rate contracts	Written options	257,249
Total Liability Derivatives		$22,727,800

*	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2014:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Morgan Stanley	UBS AG	Totals
Assets:
Purchased options	$54,037	$294,973	$-	$13,137	$-	$-	$949,881	$-	$-	$1,312,028
Forward foreign currency contracts	4,404,616	2,030,481	440,177	3,597,328	1,736,774	65,484	1,814,152	10,597	466,088	14,565,697
Interest rate swaps	144,747	-	-	-	-	-	-	-	-	144,747
Total Assets	$4,603,400	$2,325,454	$440,177	$3,610,465	$1,736,774	$65,484	$2,764,033	$10,597	$466,088	$16,022,472

Liabilities:
Forward foreign currency contracts	$8,794,235	$3,131,432	$592,593	$3,808,033	$1,293,039	$441,264	$1,335,216	$-	$2,502,351	$21,898,163
Interest rate swaps	-	-	-	16,539	-	-	-	-	-	16,539
Written options	7,680	-	-	1,713	-	-	257,249	-	-	266,642
Total Liabilities	$8,801,915	$3,131,432	$592,593	$3,826,285	$1,293,039	$441,264	$1,592,465	$-	$2,502,351	$22,181,344

Net OTC derivative
instruments by
counterparty, at
fair value	$(4,198,515)	$(805,978)	$(152,416)	$(215,820)	$443,735	$(375,780)	$1,171,568	$10,597	$(2,036,263)	$(6,158,872)

Total collateral pledged by the Fund/(Received from counterparty)	$4,000,000	$-	$1,050,000	$-	$-	$-	$(1,160,000)	$-	$1,070,000	$4,960,000

Net Exposure(1)	$(198,515)	$(805,978)	$897,584	$(215,820)	$443,735	$(375,780)	$11,568	$10,597	$(966,263)	$(1,198,872)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.8%
	Australia: 0.7%
68,516	ALS Ltd.	$491,263	0.7

	Canada: 4.2%
6,659	Canadian Imperial Bank of Commerce	618,111	0.8
36,040	Cenovus Energy, Inc.	1,106,965	1.5
29,432	Shaw Communications, Inc. - Class B	721,258	0.9
14,845	TransCanada Corp.	744,735	1.0
		3,191,069	4.2

	France: 6.8%
14,041	BNP Paribas	931,667	1.3
4,829	Casino Guichard Perrachon S.A.	582,014	0.8
14,306	Cie de Saint-Gobain	696,083	0.9
17,937	Eutelsat Communications	619,437	0.8
28,034	Gaz de France	722,841	1.0
7,395	Sanofi	776,406	1.0
10,823	Vinci S.A.	746,925	1.0
		5,075,373	6.8

	Germany: 2.9%
2,823	Bayer AG	372,371	0.5
21,223	Deutsche Bank AG	725,793	0.9
6,581	Siemens AG	812,726	1.1
5,900	Wincor Nixdorf AG	299,740	0.4
		2,210,630	2.9

	Hong Kong: 0.6%
58,750	Cheung Kong Infrastructure Holdings Ltd.	413,897	0.6

	Italy: 1.8%
29,064	Assicurazioni Generali S.p.A.	606,650	0.8
28,586	ENI S.p.A.	727,395	1.0
		1,334,045	1.8

	Japan: 8.3%
11,600	Canon, Inc.	379,497	0.5
47,600	Itochu Corp.	606,078	0.8
190,200	Mitsubishi UFJ Financial Group, Inc.	1,121,667	1.5
47,100	Mitsui & Co., Ltd.	755,362	1.0
95,800	Nissan Motor Co., Ltd.	939,837	1.3
9,600	Secom Co., Ltd.	583,931	0.8
22,200	Sumitomo Mitsui Financial Group, Inc.	904,972	1.2
20,000	Takeda Pharmaceutical Co., Ltd.	912,250	1.2
		6,203,594	8.3

	Netherlands: 2.8%
62,400	ArcelorMittal	947,539	1.3
28,151	Royal Dutch Shell PLC	1,157,628	1.5
		2,105,167	2.8

	Singapore: 2.1%
245,000	Singapore Telecommunications Ltd.	796,863	1.1
41,000	United Overseas Bank Ltd.	791,245	1.0
		1,588,108	2.1

	South Korea: 0.5%
14,609	SK Telecom Co., Ltd. ADR	413,581	0.5

	Spain: 1.2%
54,600	Telefonica S.A.	890,114	1.2

	Sweden: 2.6%
25,300	Electrolux AB	627,492	0.9
49,590	Telefonaktiebolaget LM Ericsson	617,489	0.8
56,171	Volvo AB - B Shares	685,775	0.9
		1,930,756	2.6

	Switzerland: 5.8%
26,753	Credit Suisse Group	725,749	1.0
12,917	Novartis AG	1,123,761	1.5
3,877	Roche Holding AG - Genusschein	1,125,128	1.5
32,764	STMicroelectronics NV	272,754	0.4
3,769	Zurich Insurance Group AG	1,094,931	1.4
		4,342,323	5.8

	Taiwan: 1.8%
35,700	MediaTek, Inc.	552,498	0.7
41,199	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	823,980	1.1
		1,376,478	1.8

	United Kingdom: 11.5%
255,705	Barclays PLC	969,302	1.3
133,356	BP PLC	1,086,021	1.4
90,562	HSBC Holdings PLC	970,912	1.3
16,880	Imperial Tobacco Group PLC	730,804	1.0
116,688	J Sainsbury PLC	615,049	0.8
30,476	Petrofac Ltd.	561,624	0.7
84,395	Rexam PLC	711,442	0.9
20,661	Rio Tinto PLC	1,180,864	1.6
23,000	Scottish & Southern Energy PLC	564,858	0.8
379,467	Vodafone Group PLC	1,263,665	1.7
		8,654,541	11.5

	United States: 43.2%
16,875	AbbVie, Inc.	883,237	1.2
9,200	ADT Corp.	320,160	0.4
22,000	Altria Group, Inc.	893,200	1.2
11,300	American Electric Power Co., Inc.	587,487	0.8
7,713	Amgen, Inc.	982,559	1.3
7,998	Apple, Inc.	764,369	1.0

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
10,350	Baxter International, Inc.	$773,041	1.0
6,465	Bristol-Myers Squibb Co.	327,258	0.4
5,616	Caterpillar, Inc.	565,812	0.8
16,078	CenturyTel, Inc.	630,901	0.8
5,868	Chevron Corp.	758,380	1.0
36,469	Cisco Systems, Inc.	920,113	1.2
24,400	Citigroup, Inc.	1,193,404	1.6
19,400	ConAgra Foods, Inc.	584,522	0.8
12,082	Dow Chemical Co.	617,028	0.8
15,089	Eli Lilly & Co.	921,334	1.2
7,331	Ensco PLC	371,315	0.5
11,214	ExxonMobil Corp.	1,109,513	1.5
31,368	Freeport-McMoRan Copper & Gold, Inc.	1,167,517	1.6
22,400	Gap, Inc.	898,464	1.2
43,830	General Electric Co.	1,102,325	1.5
22,192	Intel Corp.	752,087	1.0
10,843	Johnson & Johnson	1,085,276	1.4
15,565	JPMorgan Chase & Co.	897,634	1.2
5,455	KLA-Tencor Corp.	389,978	0.5
10,340	Macy's, Inc.	597,549	0.8
11,497	McDonald's Corp.	1,087,156	1.4
20,528	Metlife, Inc.	1,079,773	1.4
25,843	Microsoft Corp.	1,115,384	1.5
8,369	Molson Coors Brewing Co.	565,159	0.8
20,137	Northeast Utilities	884,014	1.2
3,779	Occidental Petroleum Corp.	369,246	0.5
41,059	Pfizer, Inc.	1,178,393	1.6
10,432	PNC Financial Services Group, Inc.	861,266	1.1
9,454	Procter & Gamble Co.	730,983	1.0
18,362	ProLogis, Inc.	749,353	1.0
6,707	Seagate Technology	393,030	0.5
7,000	Stanley Black & Decker, Inc.	612,150	0.8
40,900	Symantec Corp.	967,694	1.3
13,574	Tyco International Ltd.	585,718	0.8
4,700	Verizon Communications, Inc.	236,974	0.3
7,563	Verizon Communications, Inc. - VZC	381,815	0.5
9,780	VF Corp.	599,221	0.8
		32,491,792	43.2

	Total Common Stock (Cost $63,648,147)	72,712,731	96.8

	Assets in Excess of Other Liabilities	2,420,105	3.2
	Net Assets	$75,132,836	100.0

ADR	American Depositary Receipt

Cost for federal income tax purposes is $63,935,531.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,250,890
Gross Unrealized Depreciation	(1,473,690)

Net Unrealized Appreciation	$8,777,200

Sector Diversification	Percentage of Net Assets
Financials	18.8%
Health Care	13.8
Industrials	11.5
Information Technology	10.9
Energy	10.6
Consumer Discretionary	8.1
Consumer Staples	6.4
Materials	6.2
Telecommunication Services	6.1
Utilities	4.4
Assets in Excess of Other Liabilities	3.2
Net Assets	100.0%

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$491,263	$–	$491,263
Canada	3,191,069	–	–	3,191,069
France	619,437	4,455,936	–	5,075,373
Germany	–	2,210,630	–	2,210,630
Hong Kong	–	413,897	–	413,897
Italy	–	1,334,045	–	1,334,045
Japan	–	6,203,594	–	6,203,594
Netherlands	–	2,105,167	–	2,105,167
Singapore	–	1,588,108	–	1,588,108
South Korea	413,581	–	–	413,581
Spain	–	890,114	–	890,114
Sweden	–	1,930,756	–	1,930,756
Switzerland	–	4,342,323	–	4,342,323
Taiwan	823,980	552,498	–	1,376,478
United Kingdom	–	8,654,541	–	8,654,541
United States	32,109,977	381,815	–	32,491,792
Total Common Stock	37,158,044	35,554,687	–	72,712,731
Total Investments, at fair value	$37,158,044	$35,554,687	$–	$72,712,731

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Natural Resources Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Australia: 1.1%
227,932	Fortescue Metals Group Ltd.	$1,021,873	1.1

	Canada: 10.0%
73,800	Alamos Gold, Inc.	656,541	0.7
55,000	Barrick Gold Corp.	994,400	1.0
13,600	Calfrac Well Services Ltd.	260,063	0.3
40,000	Dominion Diamond Corp.	560,921	0.6
59,421	Eldorado Gold Corp.	440,904	0.5
44,808	GoldCorp, Inc.	1,227,739	1.3
17,364	HudBay Minerals, Inc.	186,484	0.2
172,300	Lundin Mining Corp.	990,802	1.0
42,400	MEG Energy Corp.	1,520,466	1.6
36,100	Suncor Energy, Inc.	1,482,627	1.6
38,729	Teck Cominco Ltd. - Class B	927,947	1.0
15,400	Trican Well Services Ltd.	222,310	0.2
		9,471,204	10.0

	China: 0.2%
274,000	Anton Oilfield Services Group	153,929	0.2

	France: 0.9%
13,400	Total S.A. ADR	864,300	0.9

	Netherlands: 2.8%
10,500	LyondellBasell Industries NV - Class A	1,115,625	1.2
18,073	Royal Dutch Shell PLC - Class A ADR	1,478,914	1.6
		2,594,539	2.8

	Russia: 0.2%
5,881	Eurasia Drilling Co. Ltd. GDR	178,429	0.2

	Switzerland: 0.2%
441	Burckhardt Compression Holding AG	229,990	0.2

	United Kingdom: 2.0%
28,600	Noble Corp. PLC	897,182	1.0
5,613	Randgold Resources Ltd. ADR	483,504	0.5
9,004	Rio Tinto PLC	514,616	0.5
		1,895,302	2.0

	United States: 81.0%
12,400	Albemarle Corp.	760,616	0.8
35,800	Anadarko Petroleum Corp.	3,825,230	4.1
44,409	Arch Coal, Inc.	131,895	0.1
18,700	Basic Energy Services, Inc.	448,613	0.5
23,400	C&J Energy Services, Inc.	701,064	0.7
18,600	Cameron International Corp.	1,318,926	1.4
6,100	CARBO Ceramics, Inc.	759,694	0.8
2,900	CF Industries Holdings, Inc.	725,986	0.8
41,967	Chevron Corp.	5,423,815	5.7
11,900	Cimarex Energy Co.	1,654,338	1.8
48,100	Cobalt International Energy, Inc.	770,562	0.8
33,300	ConocoPhillips	2,747,250	2.9
30,800	Consol Energy, Inc.	1,195,656	1.3
9,900	Crown Holdings, Inc.	460,845	0.5
31,200	Devon Energy Corp.	2,355,600	2.5
26,500	Energy XXI Bermuda Ltd.	528,940	0.6
37,500	EOG Resources, Inc.	4,104,000	4.3
74,964	ExxonMobil Corp.	7,416,938	7.9
28,000	Forum Energy Technologies, Inc.	932,120	1.0
68,481	Freeport-McMoRan Copper & Gold, Inc.	2,548,863	2.7
57,200	FX Energy, Inc.	176,748	0.2
59,928	Halliburton Co.	4,134,433	4.4
28,800	Hess Corp.	2,850,624	3.0
10,500	International Paper Co.	498,750	0.5
44,000	Laredo Petroleum, Inc.	1,194,160	1.3
2,400	Monsanto Co.	271,416	0.3
13,600	Newfield Exploration Co.	548,080	0.6
22,000	Oasis Petroleum, Inc.	1,175,900	1.2
48,500	Occidental Petroleum Corp.	4,738,935	5.0
41,800	Patterson-UTI Energy, Inc.	1,435,830	1.5
40,750	Phillips 66	3,305,233	3.5
21,500	Range Resources Corp.	1,625,185	1.7
6,700	Royal Gold, Inc.	506,319	0.5
67,660	Schlumberger Ltd.	7,333,667	7.8
22,000	Steel Dynamics, Inc.	466,620	0.5
50,600	Stillwater Mining Co	905,740	1.0
29,900	Superior Energy Services	1,004,640	1.1
53,317	Thompson Creek Metals Co., Inc.	148,221	0.2
12,300	Union Pacific Corp.	1,209,213	1.3
15,000	Unit Corp.	950,250	1.0
37,400	Valero Energy Corp.	1,899,920	2.0
10,900	Whiting Petroleum Corp.	964,541	1.0
5,700	Worthington Industries	218,025	0.2
		76,373,401	81.0

	Total Common Stock (Cost $69,007,973)	92,782,967	98.4

Voya Global Natural Resources Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
1,831,690	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $1,831,690)	$1,831,690	1.9

	Total Short-Term Investments (Cost $1,831,690)	1,831,690	1.9

	Total Investments in Securities (Cost $70,839,663)	$94,614,657	100.3
	Liabilities in Excess of Other Assets	(301,847)	(0.3)
	Net Assets	$94,312,810	100.0

††	Rate shown is the 7-day yield as of July 31, 2014.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $72,805,448.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,469,114
Gross Unrealized Depreciation	(3,659,905)

Net Unrealized Appreciation	$21,809,209

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	24.8%
Oil & Gas Exploration & Production	20.2
Energy Equipment & Services	9.3
Oil & Gas Equipment & Services	8.4
Oil & Gas Refining & Marketing	5.5
Oil & Gas Services	5.0
Materials	4.9
Metals & Mining	3.2
Gold	2.8
Energy	2.7
Diversified Metals & Mining	2.4
Oil & Gas Drilling	2.0
Coal & Consumable Fuels	1.4
Road & Rail	1.3
Chemicals	1.2
Mining	1.0
Precious Metals & Minerals	1.0
Retail	0.6
Paper Products	0.5
Machinery-Diversified	0.2
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Voya Global Natural Resources Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$1,021,873	$–	$1,021,873
Canada	9,471,204	–	–	9,471,204
China	–	153,929	–	153,929
France	864,300	–	–	864,300
Netherlands	2,594,539	–	–	2,594,539
Russia	178,429	–	–	178,429
Switzerland	–	229,990	–	229,990
United Kingdom	1,380,686	514,616	–	1,895,302
United States	76,373,401	–	–	76,373,401
Total Common Stock	90,862,559	1,920,408	–	92,782,967
Short-Term Investments	1,831,690	–	–	1,831,690
Total Investments, at fair value	$92,694,249	$1,920,408	$–	$94,614,657

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Opportunities Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Brazil: 1.9%
19,202		Hypermarcas SA	$153,785	0.4
82,349		Marfrig Global Foods SA	239,561	0.7
35,752		MRV Engenharia e Participacoes SA	114,722	0.3
12,298		Petroleo Brasileiro SA ADR	196,030	0.5
			704,098	1.9

		Cambodia: 0.4%
168,000		NagaCorp Ltd.	147,237	0.4

		Canada: 3.6%
19,987		Barrick Gold Corp.	361,365	0.9
16,063		GoldCorp, Inc.	440,126	1.2
10,236		Suncor Energy, Inc.	420,292	1.1
15,661		Talisman Energy, Inc. - TSX	163,885	0.4
			1,385,668	3.6

		China: 3.2%
287,250		Beijing Capital International Airport Co., Ltd.	196,515	0.5
108,000		Belle International Holdings	133,773	0.3
257,983		China Communications Construction Co., Ltd.	195,241	0.5
263,000		China Railway Group Ltd.	140,653	0.4
75,000		China Resources Enterprise	228,229	0.6
88,000		Golden Eagle Retail Group Ltd.	113,318	0.3
202,000		Guangdong Investment Ltd.	226,533	0.6
			1,234,262	3.2

		Denmark: 1.0%
8,166		Novo Nordisk A/S	375,899	1.0

		France: 3.9%
15,236		AXA S.A.	350,041	0.9
942		Christian Dior S.A.	164,077	0.5
5,283		Criteo SA ADR	157,222	0.4
1,563		LVMH Moet Hennessy Louis Vuitton S.A.	268,870	0.7
5,023		Sanofi	527,368	1.4
			1,467,578	3.9

		Germany: 0.9%
25,929	L	Aixtron AG	349,872	0.9

		Hong Kong: 2.6%
141,800		Chow Tai Fook Jewellery Group Ltd.	205,662	0.6
74,000		Galaxy Entertainment Group Ltd.	622,315	1.6
906,400		Hengdeli Holdings Ltd.	157,888	0.4
			985,865	2.6

		India: 1.1%
73,546		ITC Ltd.	430,625	1.1

		Indonesia: 1.9%
104,612		AKR Corporindo Tbk PT	39,454	0.1
55		Astra International Tbk PT	36	0.0
258,957		Bank Mandiri Persero TBK PT	225,333	0.6
1,221,000		Lippo Karawaci Tbk PT	115,344	0.3
294,500		Mitra Adiperkasa Tbk PT	132,274	0.3
6,304,000		Pakuwon Jati Tbk PT	225,698	0.6
			738,139	1.9

		Israel: 0.3%
2,975		Mellanox Technologies Ltd.	123,909	0.3

		Japan: 8.7%
32,100		Astellas Pharma, Inc.	435,295	1.1
21,000		Mitsubishi Estate Co., Ltd.	513,515	1.3
18,100		Mitsui & Co., Ltd.	290,277	0.8
16,000		Mitsui Fudosan Co., Ltd.	528,381	1.4
58,900		Resona Holdings, Inc.	328,225	0.9
12,300		Sumitomo Mitsui Financial Group, Inc.	501,403	1.3
9,500		Toyota Motor Corp.	560,881	1.5
2,300		Uni-Charm Corp.	140,835	0.4
			3,298,812	8.7

		Malaysia: 0.5%
255,500		AirAsia BHD	194,683	0.5

		Netherlands: 5.0%
10,661		Corbion NV	202,907	0.6
6,205		Koninklijke DSM NV	428,661	1.1
13,599		Royal Dutch Shell PLC	559,219	1.5
16,877		Unilever NV	694,588	1.8
			1,885,375	5.0

		Norway: 0.7%
11,079		Telenor ASA	254,962	0.7

		Philippines: 0.4%
41,670		Universal Robina Corp.	154,365	0.4

		Russia: 0.9%
18,122		Gazprom OAO ADR	133,197	0.3
11,024		X5 Retail Group N.V. GDR	211,584	0.6
			344,781	0.9

		South Africa: 0.8%
2,492		Naspers Ltd.	306,459	0.8

		South Korea: 1.8%
9,606		Kolao Holdings	199,332	0.5

Voya Global Opportunities Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
369		Samsung Electronics Co., Ltd.	$477,565	1.3
			676,897	1.8

		Switzerland: 4.3%
6,298		Julius Baer Group Ltd.	267,175	0.7
13,142		Novartis AG	1,143,336	3.0
677		Syngenta AG	239,830	0.6
			1,650,341	4.3

		Taiwan: 0.4%
27,000		Tong Hsing Electronic Industries Ltd.	140,346	0.4

		United Kingdom: 11.9%
13,093		BG Group PLC	258,185	0.7
8,088		British American Tobacco PLC	473,816	1.2
74,610		HSBC Holdings PLC	799,891	2.1
10,555		Imperial Tobacco Group PLC	456,969	1.2
8,340		Rio Tinto PLC	476,666	1.3
62,054		Standard Chartered PLC	1,286,866	3.4
57,676		Telecity Group PLC	771,384	2.0
			4,523,777	11.9

		United States: 39.6%
9,798		AbbVie, Inc.	512,827	1.4
6,416		Amgen, Inc.	817,334	2.2
7,479		Apple, Inc.	714,768	1.9
6,842		Blackstone Group LP	223,597	0.6
3,558		BorgWarner, Inc.	221,485	0.6
3,178		Celgene Corp.	276,963	0.7
1,547		CF Industries Holdings, Inc.	387,276	1.0
16,532		Citigroup, Inc.	808,580	2.1
1,352		Concur Technologies, Inc.	125,682	0.3
5,913		eBay, Inc.	312,206	0.8
16,221		EMC Corp.	475,275	1.3
3,567		Equinix, Inc.	765,193	2.0
7,373		Estee Lauder Cos., Inc.	541,621	1.4
6,807		ExxonMobil Corp.	673,485	1.8
5,653		Freeport-McMoRan Copper & Gold, Inc.	210,405	0.6
4,195		Gilead Sciences, Inc.	384,052	1.0
633		Google, Inc.	361,823	1.0
3,947		Informatica Corp.	125,199	0.3
13,302		KBR, Inc.	274,819	0.7
7,495		Las Vegas Sands Corp.	553,506	1.5
5,724		McDonald's Corp.	541,261	1.4
4,507		Monsanto Co.	509,697	1.3
6,356		Mosaic Co.	293,075	0.8
9,864		Nuance Communications, Inc.	179,327	0.5
4,542		Oasis Petroleum, Inc.	242,770	0.6
19,162		Pfizer, Inc.	549,949	1.4
5,435		Quanta Services, Inc.	182,018	0.5
2,886		Schlumberger Ltd.	312,814	0.8
7,713		Sensata Technologies Holdings N.V.	356,649	0.9
2,277		SM Energy Co.	178,836	0.5
6,611		Teradata Corp.	278,720	0.7
4,714		Thermo Fisher Scientific, Inc.	572,751	1.5
11,914	L	Universal Display Corp.	365,283	1.0
9,090		Veeco Instruments, Inc.	315,514	0.8
2,682		VMware, Inc.	266,484	0.7
5,350		Weatherford International PLC	119,679	0.3
3,758		Wesco International, Inc.	294,965	0.8
10,610		Yum! Brands, Inc.	736,334	1.9
			15,062,222	39.6

	Total Common Stock
	(Cost $30,591,424)		36,436,172	95.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc(1): 1.5%
589,349	Cantor Fitzgerald, Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $589,351, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $601,136, due 08/15/14-06/20/64)
	(Cost $589,349)	589,349	1.5

	Total Short-Term Investments
	(Cost $589,349)	589,349	1.5

	Total Investments in Securities (Cost $31,180,773)	$37,025,521	97.3
	Assets in Excess of Other Liabilities	1,027,103	2.7
	Net Assets	$38,052,624	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at July 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Voya Global Opportunities Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $31,345,341.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,351,242
Gross Unrealized Depreciation	(1,671,062)

Net Unrealized Appreciation	$5,680,180

Sector Diversification	Percentage of Net Assets
Information Technology	16.6%
Financials	16.2
Health Care	14.7
Consumer Discretionary	13.6
Consumer Staples	10.4
Materials	8.8
Energy	8.5
Industrials	5.7
Telecommunication Services	0.7
Utilities	0.6
Short-Term Investments	1.5
Assets in Excess of Other Liabilities	2.7
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Common Stock
Brazil	$704,098	$–	$–	$704,098
Cambodia	–	147,237	–	147,237
Canada	1,385,668	–	–	1,385,668
China	–	1,234,262	–	1,234,262
Denmark	–	375,899	–	375,899
France	157,222	1,310,356	–	1,467,578
Germany	–	349,872	–	349,872
Hong Kong	157,888	827,977	–	985,865
India	–	430,625	–	430,625
Indonesia	132,274	605,865	–	738,139
Israel	123,909	–	–	123,909
Japan	–	3,298,812	–	3,298,812
Malaysia	–	194,683	–	194,683
Netherlands	–	1,885,375	–	1,885,375
Norway	–	254,962	–	254,962
Philippines	–	154,365	–	154,365
Russia	133,197	211,584	–	344,781
South Africa	–	306,459	–	306,459
South Korea	–	676,897	–	676,897
Switzerland	–	1,650,341	–	1,650,341
Taiwan	–	140,346	–	140,346
United Kingdom	–	4,523,777	–	4,523,777
United States	15,062,222	–	–	15,062,222
Total Common Stock	17,856,478	18,579,694	–	36,436,172
Short-Term Investments	–	589,349	–	589,349
Total Investments, at fair value	$17,856,478	$19,169,043	$–	$37,025,521

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Perspectives Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.8%
	Affiliated Investment Companies: 99.8%
134,533	Voya Core Equity Research Fund - Class R6	$2,417,553	9.9
222,563	Voya Global Bond Fund - Class R6	2,461,550	10.0
120,775	@ Voya Global Real Estate Fund - Class R6	2,438,446	10.0
285,324	Voya GNMA Income Fund - Class I	2,470,908	10.1
294,458	Voya High Yield Bond Fund - Class I	2,464,610	10.1
247,110	Voya Intermediate Bond Fund - Class R6	2,473,575	10.1
216,377	Voya International Core Fund - Class I	2,427,755	9.9
93,809	@ Voya MidCap Opportunities Fund - Class R6	2,416,512	9.9
200,982	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,421,831	9.9
136,562	@ Voya Small Company Fund - Class R6	2,417,140	9.9

	Total Mutual Funds
	(Cost $24,005,260)	24,409,880	99.8

	Assets in Excess of Other Liabilities	51,130	0.2
	Net Assets	$24,461,010	100.0

@	Non-income producing security

Cost for federal income tax purposes is $24,013,192.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$489,956
Gross Unrealized Depreciation	(93,268)

Net Unrealized Appreciation	$396,688

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Mutual Funds	$24,409,880	$–	$–	$24,409,880
Total Investments, at fair value	$24,409,880	$–	$–	$24,409,880

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 7/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Core Equity Research Fund - Class R6	$882,503	$1,566,812	$(109,731)	$77,969	$2,417,553	$29,533	$16,674	$-
Voya Global Bond Fund - Class R6	873,730	1,646,653	(66,498)	7,665	2,461,550	42,534	(1,580)	-
Voya Global Real Estate Fund - Class I	870,647	1,478,235	(2,336,461)	(12,421)	-	31,301	(611)	-
Voya Global Real Estate Fund - Class R6	-	2,355,173	(56,690)	139,963	2,438,446	-	5,766	-
Voya GNMA Income Fund - Class I	867,927	1,675,518	(70,161)	(2,376)	2,470,908	38,451	(1,750)	-
Voya High Yield Bond Fund - Class I	877,837	1,660,662	(61,595)	(12,294)	2,464,610	62,975	(54)	-
Voya Intermediate Bond Fund - Class R6	873,268	1,647,097	(69,782)	22,992	2,473,575	37,038	(1,541)	-
Voya International Core Fund - Class I	869,216	1,633,017	(76,373)	1,895	2,427,755	22,486	5,854	2,446
Voya MidCap Opportunities Fund - Class R6	876,069	1,668,145	(61,629)	(66,073)	2,416,512	-	3,203	81,764
Voya Multi-Manager Emerging Markets Equity Fund - Class I	876,744	1,638,235	(189,288)	96,140	2,421,831	10,926	9,314	-
Voya Small Company Fund - Class R6	875,541	1,713,390	(76,296)	(95,495)	2,417,140	-	6,293	85,374
	$8,743,482	$18,682,937	$(3,174,504)	$157,965	$24,409,880	$275,244	$41,568	$169,584

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Australia: 7.1%
16,666,000		Federation Centres Ltd	$39,620,500	0.8
12,583,609		Goodman Group	61,690,521	1.2
1,691,527		GPT Group	6,368,519	0.1
8,407,209		Investa Office Fund	27,674,529	0.5
1,239,199		Lend Lease Corp., Ltd.	15,464,186	0.3
46,581,985		Mirvac Group	77,923,097	1.5
17,455,616		Scentre Group	55,153,050	1.1
12,728,042		Stockland	47,676,103	0.9
5,324,565		Westfield Corp.	37,011,882	0.7
			368,582,387	7.1

		Austria: 0.1%
844,948		Atrium European Real Estate Ltd.	4,718,041	0.1

		Canada: 0.4%
338,000		Boardwalk Real Estate Investment Trust	20,118,494	0.4

		France: 5.4%
227,062	L	Fonciere Des Regions	22,800,455	0.4
177,906		Gecina S.A.	25,406,444	0.5
199,705		ICADE	19,277,897	0.4
1,428,744		Klepierre	67,588,459	1.3
676,350		Mercialys	16,052,897	0.3
477,774		Unibail-Rodamco SE	128,251,386	2.5
			279,377,538	5.4

		Germany: 1.0%
736,370		LEG Immobilien AG	51,648,447	1.0

		Hong Kong: 7.5%
6,185,509		Cheung Kong Holdings Ltd.	119,500,933	2.3
8,956,994		Hongkong Land Holdings Ltd.	61,221,860	1.2
5,598,600		Link Real Estate Investment Trust	31,763,956	0.6
7,529,500		Sun Hung Kai Properties Ltd.	114,292,348	2.2
17,860,800		Swire Properties Ltd.	58,228,499	1.2
			385,007,596	7.5

		Japan: 17.0%
2,352		Activia Properties, Inc.	20,922,518	0.4
370,800		Daito Trust Construction Co., Ltd.	44,691,063	0.9
1,232,597		Daiwa House Industry Co., Ltd.	25,020,752	0.5
18,756		GLP J-Reit	20,906,118	0.4
20,150		Japan Hotel REIT Investment Corp.	11,127,779	0.2
10,589		Japan Real Estate Investment Corp.	59,520,149	1.2
32,551		Japan Retail Fund Investment Corp.	71,729,208	1.4
5,022	L	Kenedix Office Investment Corp.	27,272,205	0.5
6,872,223		Mitsubishi Estate Co., Ltd.	168,047,037	3.3
5,834,688		Mitsui Fudosan Co., Ltd.	192,683,683	3.7
11,310		Nippon Prologis REIT, Inc.	26,307,179	0.5
2,673		Nippon Building Fund, Inc.	15,006,830	0.3
1,128,000		Nomura Real Estate Holdings, Inc.	20,958,316	0.4
461,000		NTT Urban Development Corp.	5,022,391	0.1
15,114		Orix JREIT, Inc.	20,789,369	0.4
1,597,270		Hulic Co. Ltd.	18,812,022	0.4
2,060,900		Sumitomo Realty & Development Co., Ltd.	85,090,907	1.6
1,152,800		Tokyo Tatemono Co., Ltd.	9,845,878	0.2
19,533		United Urban Investment Corp.	31,367,312	0.6
			875,120,716	17.0

		Luxembourg: 0.8%
2,270,633		GAGFAH SA	39,797,094	0.8

		Netherlands: 1.1%
202,110		Corio NV	10,737,358	0.2
420,068		Eurocommercial Properties NV	20,987,606	0.4
3,949,381		Nieuwe Steen Investments Funds NV	23,154,103	0.5
			54,879,067	1.1

		Singapore: 3.5%
40,568,600		CapitaCommercial Trust	54,102,057	1.0
5,750,000		CapitaLand Ltd.	15,845,267	0.3
3,180,791		CapitaMall Trust	5,011,593	0.1
2,743,800		Frasers Centrepoint Trust	4,253,882	0.1
29,654,100		Global Logistic Properties Ltd.	66,015,019	1.3
25,720,700		Suntec Real Estate Investment Trust	36,856,536	0.7
			182,084,354	3.5

		Sweden: 1.0%
1,773,462		Castellum AB	29,757,621	0.6
366,200		Fabege AB	5,009,598	0.1
1,417,609		Hufvudstaden AB	19,429,752	0.3
			54,196,971	1.0

		Switzerland: 0.5%
272,152		PSP Swiss Property AG	24,060,079	0.5

		United Kingdom: 6.6%
4,803,963		British Land Co. PLC	56,834,911	1.1
953,670		Derwent Valley Holdings PLC	42,947,495	0.9
4,633,692		Great Portland Estates PLC	49,818,991	1.0
5,253,704		Hammerson PLC	53,125,191	1.0

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
6,178,068	Land Securities Group PLC	$108,390,105	2.1
4,801,330	Safestore Holdings Ltd.	16,698,587	0.3
1,505,170	Unite Group PLC	10,301,074	0.2
		338,116,354	6.6

	United States: 47.4%
494,800	American Homes 4 Rent	9,015,256	0.2
4,964,700	American Realty Capital Properties, Inc.	65,087,217	1.3
662,108	AvalonBay Communities, Inc.	98,044,953	1.9
1,861,612	BioMed Realty Trust, Inc.	40,024,658	0.8
550,880	Boston Properties, Inc.	65,802,616	1.3
1,946,831	Brandywine Realty Trust	30,273,222	0.6
1,097,500	Brixmor Property Group, Inc.	24,858,375	0.5
1,085,800	Cousins Properties, Inc.	13,442,204	0.2
3,798,500	DCT Industrial Trust, Inc.	29,742,255	0.6
4,112,700	DDR Corp.	72,136,758	1.4
1,994,200	Douglas Emmett, Inc.	56,814,758	1.1
3,415,300	Duke Realty Corp.	61,441,247	1.2
2,140,400	Equity Residential	138,376,860	2.7
468,002	Essex Property Trust, Inc.	88,719,139	1.7
73,200	Federal Realty Investment Trust	8,937,720	0.2
3,662,711	General Growth Properties, Inc.	85,597,556	1.6
311,729	HCP, Inc.	12,946,105	0.2
2,043,300	Health Care Real Estate Investment Trust, Inc.	130,015,179	2.5
1,425,100	Healthcare Realty Trust, Inc.	35,199,970	0.7
1,701,840	Healthcare Trust of America, Inc.	20,268,914	0.4
514,400	Highwoods Properties, Inc.	21,640,808	0.4
1,839,200	Hilton Worldwide Holdings, Inc.	44,527,032	0.9
6,496,135	Host Hotels & Resorts, Inc.	141,225,975	2.7
1,286,000	Kilroy Realty Corp.	79,526,240	1.5
2,217,830	Kimco Realty Corp.	49,635,035	1.0
2,714,900	Lexington Realty Trust	29,701,006	0.6
1,367,698	Liberty Property Trust	48,101,939	0.9
920,941	Macerich Co.	59,870,375	1.2
573,800	Pebblebrook Hotel Trust	20,886,320	0.4
711,600	Post Properties, Inc.	38,568,720	0.7
2,746,902	ProLogis, Inc.	112,101,071	2.2
331,224	Public Storage, Inc.	56,841,351	1.1
1,215,400	Ramco-Gershenson Properties	20,175,640	0.4
1,077,960	Simon Property Group, Inc.	181,302,092	3.5
897,530	SL Green Realty Corp.	96,753,734	1.9
4,559,800	Spirit Realty Capital, Inc.	52,756,886	1.0
1,744,900	Strategic Hotel Capital, Inc.	19,909,309	0.4
1,734,600	Sunstone Hotel Investors, Inc.	24,613,974	0.5
436,920	Tanger Factory Outlet Centers, Inc.	15,139,278	0.3
469,040	Taubman Centers, Inc.	34,502,582	0.7
3,066,855	UDR, Inc.	89,184,143	1.7
1,028,302	Vornado Realty Trust	109,020,578	2.1
461,030	Washington Prime Group, Inc.	8,708,857	0.2
		2,441,437,907	47.4

	Total Common Stock
	(Cost $3,646,743,342)	5,119,145,045	99.4

WARRANTS: 0.0%
	Hong Kong: 0.0%
360,291	Sun Hung Kai Properties Ltd.	905,603	0.0

	Total Warrants
	(Cost $111,517)	905,603	0.0

	Total Long-Term Investments
	(Cost $3,646,854,859)	5,120,050,648	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc(1): 0.5%
6,629,341	Cantor Fitzgerald, Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $6,629,359, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $6,761,928, due 08/15/14-06/20/64)	6,629,341	0.1

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
6,629,341	HSBC Securities USA, Repurchase Agreement dated 07/31/14, 0.07%, due 08/01/14 (Repurchase Amount $6,629,354, collateralized by various U.S. Government Securities, 0.000%-4.125%, Market Value plus accrued interest $6,761,947, due 08/07/14-02/15/21)	$6,629,341	0.2
6,629,341	Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/14, 0.09%, due 08/01/14 (Repurchase Amount $6,629,357, collateralized by various U.S. Government Agency Obligations, 2.175%-4.500%, Market Value plus accrued interest $6,761,928, due 12/01/27-07/01/44)	6,629,341	0.1
1,395,602	Millenium Fixed Income Ltd., Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $1,395,606, collateralized by various U.S. Government Securities, 0.750%-2.250%, Market Value plus accrued interest $1,423,515, due 12/31/17-06/30/19)	1,395,602	0.0
6,629,341	Nomura Securities, Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $6,629,359, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.125%, Market Value plus accrued interest $6,761,928, due 10/30/14-03/20/63)	6,629,341	0.1
		27,912,966	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
49,307,223	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $49,307,223)	$49,307,223	1.0

	Total Short-Term Investments
	(Cost $77,220,189)	77,220,189	1.5

	Total Investments in Securities (Cost $3,724,075,048)	$5,197,270,837	100.9
	Liabilities in Excess of Other Assets	(46,161,005)	(0.9)
	Net Assets	$5,151,109,832	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2014.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at July 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $3,954,038,499.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,369,631,047
Gross Unrealized Depreciation	(126,398,709)

Net Unrealized Appreciation	$1,243,232,338

REIT Diversification	Percentage of Net Assets
Retail REITs	22.1%
Diversified REITs	15.9
Diversified Real Estate Activities	13.4
Office REITs	11.9
Residential REITs	10.6
Real Estate Operating Companies	7.3
Specialized REITs	5.3
Industrial REITs	4.9
Hotels, Resorts & Cruise Lines	4.5
Real Estate Development	2.7
Real Estate Services	0.8
Assets in Excess of Other Liabilities*	0.6
Net Assets	100.0%

*	Includes short-term investments.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$92,164,932	$276,417,455	$–	$368,582,387
Austria	4,718,041	–	–	4,718,041
Canada	20,118,494	–	–	20,118,494
France	58,131,249	221,246,289	–	279,377,538
Germany	51,648,447	–	–	51,648,447
Hong Kong	–	385,007,596	–	385,007,596
Japan	–	875,120,716	–	875,120,716
Luxembourg	–	39,797,094	–	39,797,094
Netherlands	–	54,879,067	–	54,879,067
Singapore	–	182,084,354	–	182,084,354
Sweden	–	54,196,971	–	54,196,971
Switzerland	–	24,060,079	–	24,060,079
United Kingdom	16,698,587	321,417,767	–	338,116,354
United States	2,441,437,907	–	–	2,441,437,907
Total Common Stock	2,684,917,657	2,434,227,388	–	5,119,145,045
Warrants	905,603	–	–	905,603
Short-Term Investments	49,307,223	27,912,966	–	77,220,189
Total Investments, at fair value	$2,735,130,483	$2,462,140,354	$–	$5,197,270,837

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International Core Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Belgium: 0.9%
49,816		Umicore	2,407,537	0.9

		Brazil: 1.1%
32,200		Mills Estruturas e Servicos de Engenharia SA	334,525	0.1
187,320		Vale SA ADR	2,688,042	1.0
			3,022,567	1.1

		Canada: 6.4%
211,350		Air Canada	1,855,018	0.6
106,800		Cameco Corp.	2,153,088	0.8
43,340		Canadian National Railway Co.	2,897,283	1.0
74,820		Imperial Oil Ltd.	3,839,298	1.4
80,240		Tim Hortons, Inc.	4,482,431	1.6
49,600		TransCanada Corp.	2,488,302	0.9
39,423	@	Valeant Pharmaceuticals International, Inc.	238,984	0.1
			17,954,404	6.4

		China: 3.9%
13,700		Baidu.com ADR	2,959,885	1.1
1,984,000		Lenovo Group Ltd.	2,706,349	1.0
2,502,520		PetroChina Co., Ltd.	3,243,443	1.1
272,000		ENN Energy Holdings Ltd.	1,923,911	0.7
			10,833,588	3.9

		Denmark: 0.2%
25,203		H Lundbeck A/S	577,548	0.2

		Finland: 0.4%
28,415		Kone OYJ	1,194,783	0.4

		France: 12.6%
4,150		Accor S.A.	200,974	0.1
53,304		Air Liquide	6,783,140	2.4
26,363		Atos Origin	2,058,546	0.7
37,838		BNP Paribas	2,510,676	0.9
30,149		Capgemini S.A.	2,186,199	0.8
29,991		Essilor International SA	2,929,757	1.1
180,499		Orange SA	2,826,484	1.0
52,974		Groupe Eurotunnel S.A.	701,046	0.3
28,903		Peugeot S.A.	431,087	0.2
193,012		Rexel SA	3,739,944	1.3
63,791		Schneider Electric SE	5,406,690	1.9
34,493		Societe Generale	1,731,629	0.6
13,597		Unibail-Rodamco SE	3,649,914	1.3
			35,156,086	12.6

		Germany: 2.2%
8,995		Brenntag AG	1,444,138	0.5
8,898		Continental AG	1,916,308	0.7
155,118		Deutsche Lufthansa AG	2,736,291	1.0
			6,096,737	2.2

		Greece: 1.2%
2,536,285		Alpha Bank AE	2,026,586	0.7
103,248		Hellenic Telecommunications Organization S.A.	1,415,286	0.5
			3,441,872	1.2

		India: 1.6%
72,707		ICICI Bank Ltd.	1,754,749	0.6
130,605		ITC Ltd.	764,716	0.3
116,583		Reliance Industries Ltd.	1,925,719	0.7
4,128		United Spirits Ltd.	160,687	0.0
			4,605,871	1.6

		Italy: 4.9%
251,484		Assicurazioni Generali S.p.A.	5,249,200	1.9
63,700		Banca Generali SpA	1,778,995	0.6
249,318		FinecoBank Banca Fineco SpA	1,308,686	0.5
238,962		Intesa Sanpaolo S.p.A.	709,625	0.3
767,624		Snam Rete Gas S.p.A.	4,525,043	1.6
			13,571,549	4.9

		Japan: 22.6%
21,070		Aeon Mall Co., Ltd.	493,744	0.2
65,500		Aisin Seiki Co., Ltd.	2,543,883	0.9
95,500		Asahi Group Holdings, Ltd.	2,880,151	1.0
32,650		Asics Corp.	692,914	0.2
77,830		Bank of Yokohama Ltd.	442,863	0.2
76,730		Bridgestone Corp.	2,769,214	1.0
23,460		Daito Trust Construction Co., Ltd.	2,827,541	1.0
84,000		Daiwa House Industry Co., Ltd.	1,705,134	0.6
47,700		Eisai Co., Ltd.	2,020,565	0.7
536,000		Isuzu Motors Ltd.	3,720,170	1.3
47,100		Kansai Electric Power Co., Inc.	430,219	0.2
33,820		KDDI Corp.	1,944,072	0.7
50,700		Kyushu Electric Power Co., Inc.	562,945	0.2
120,800		M3, Inc.	1,949,705	0.7
459,340		Mitsubishi UFJ Financial Group, Inc.	2,708,868	1.0
200,190		Mitsubishi Electric Corp.	2,642,815	0.9
105,850		Mitsui Fudosan Co., Ltd.	3,495,571	1.3
421,000		NEC Corp.	1,625,423	0.6
43,700		Nippon Telegraph & Telephone Corp.	2,901,868	1.0
67,000		Olympus Corp.	2,410,914	0.9
35,600		Ono Pharmaceutical Co., Ltd.	3,011,380	1.1
214,100		ORIX Corp.	3,460,131	1.2
59,300		Osaka Securities Exchange Co. Ltd.	1,349,163	0.5
213,900		Rakuten, Inc.	2,809,144	1.0
107,720		Seven & I Holdings Co., Ltd.	4,482,834	1.6
33,900		Shikoku Electric Power Co., Inc.	446,993	0.2
138,590		T&D Holdings, Inc.	1,739,386	0.6

Voya International Core Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
48,900	Takeda Pharmaceutical Co., Ltd.	2,230,450	0.8
636,000	Toshiba Corp.	2,828,711	1.0
		63,126,771	22.6

	Macau: 0.3%
211,570	MGM China Holdings Ltd.	773,637	0.3

	Marshall Islands: 0.1%
31,363	Tanker Investments Ltd.	334,267	0.1

	Mexico: 1.2%
235,753	Cemex SAB de CV ADR	2,961,058	1.0
148,800	Fibra Uno Administracion SA de CV	522,601	0.2
		3,483,659	1.2

	Netherlands: 3.3%
836,101	Koninklijke KPN NV	2,673,554	0.9
40,189	NXP Semiconductor NV	2,505,784	0.9
100,569	Royal Dutch Shell PLC - Class A	4,134,996	1.5
		9,314,334	3.3

	Panama: 0.3%
27,600	Avianca Holdings SA ADR	448,224	0.2
2,090	Copa Holdings S.A.	317,408	0.1
		765,632	0.3

	Portugal: 0.7%
105,756	Galp Energia SGPS SA	1,877,081	0.7

	South Korea: 1.1%
45,154	SK Hynix, Inc.	1,964,631	0.7
14,991	Korea Electric Power Corp.	618,622	0.2
1,737	@ POSCO	571,003	0.2
		3,154,256	1.1

	Spain: 1.3%
197,220	Banco Bilbao Vizcaya Argentaria S.A.	2,424,361	0.9
196,659	CaixaBank SA	1,182,549	0.4
		3,606,910	1.3

	Sweden: 1.5%
84,971	Assa Abloy AB	4,175,079	1.5

	Switzerland: 11.2%
28,009	Adecco S.A.	2,095,034	0.7
7,138	Cie Financiere Richemont SA	677,341	0.2
770,952	Glencore PLC	4,658,594	1.7
110,593	Julius Baer Group Ltd.	4,691,592	1.7
102,943	Novartis AG	8,955,902	3.2
20,913	Roche Holding AG - Genusschein	6,069,073	2.2
240,100	UBS AG - Reg	4,125,287	1.5
		31,272,823	11.2

	Taiwan: 2.0%
1,363,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,464,652	2.0

	United Arab Emirates: 0.6%
43,091	Al Noor Hospitals Group Plc	739,875	0.3
121,834	NMC Health PLC	966,757	0.3
		1,706,632	0.6

	United Kingdom: 12.0%
119,949	AstraZeneca PLC	8,758,283	3.1
260,287	BG Group PLC	5,132,682	1.8
220,046	BP PLC	1,792,005	0.6
253,041	British Sky Broadcasting PLC	3,745,501	1.3
209,280	CRH PLC - London	4,870,538	1.8
13,882	Derwent Valley Holdings PLC	625,161	0.2
165,002	Diageo PLC	4,955,411	1.8
269,980	Direct Line Insurance Group PLC	1,295,961	0.5
61,505	Great Portland Estates PLC	661,269	0.2
44,936	Schroders PLC	1,805,509	0.7
		33,642,320	12.0

	United States: 4.3%
69,116	Anheuser-Busch InBev Worldwide, Inc.	7,459,862	2.7
25,700	Covidien PLC	2,223,307	0.8
55,243	# Electrica SA GDR	740,256	0.3
59,960	Markit Ltd.	1,517,588	0.5
		11,941,013	4.3

	Total Common Stock
	(Cost $256,882,477)	273,501,608	97.9

PREFERRED STOCK: 0.9%
	Germany: 0.9%
11,334	Volkswagen AG	2,632,186	0.9

	Total Preferred Stock
	(Cost $2,697,190)	2,632,186	0.9

	Total Long-Term Investments
	(Cost $259,579,667)	276,133,794	98.8

Voya International Core Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
4,124,352	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $4,124,352)	4,124,352	1.5

	Total Short-Term Investments
	(Cost $4,124,352)	4,124,352	1.5

	Total Investments in Securities (Cost $263,704,019)	$280,258,146	100.3
	Liabilities in Excess of Other Assets	(812,525)	(0.3)
	Net Assets	$279,445,621	100.0

††	Rate shown is the 7-day yield as of July 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $264,509,990.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$21,917,917
Gross Unrealized Depreciation	(6,169,761)

Net Unrealized Appreciation	$15,748,156

Sector Diversification	Percentage of Net Assets
Financials	20.3%
Health Care	15.5
Industrials	13.8
Consumer Discretionary	10.2
Energy	9.6
Materials	9.0
Information Technology	7.8
Consumer Staples	7.4
Telecommunication Services	4.1
Utilities	1.1
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Voya International Core Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$2,407,537	$–	$2,407,537
Brazil	3,022,567	–	–	3,022,567
Canada	17,715,420	238,984	–	17,954,404
China	2,959,885	7,873,703	–	10,833,588
Denmark	577,548	–	–	577,548
Finland	–	1,194,783	–	1,194,783
France	–	35,156,086	–	35,156,086
Germany	–	6,096,737	–	6,096,737
Greece	–	3,441,872	–	3,441,872
India	160,687	4,445,184	–	4,605,871
Italy	1,308,686	12,262,863	–	13,571,549
Japan	–	63,126,771	–	63,126,771
Macau	–	773,637	–	773,637
Marshall Islands	334,267	–	–	334,267
Mexico	3,483,659	–	–	3,483,659
Netherlands	2,505,784	6,808,550	–	9,314,334
Panama	765,632	–	–	765,632
Portugal	–	1,877,081	–	1,877,081
South Korea	–	3,154,256	–	3,154,256
Spain	–	3,606,910	–	3,606,910
Sweden	–	4,175,079	–	4,175,079
Switzerland	–	31,272,823	–	31,272,823
Taiwan	–	5,464,652	–	5,464,652
United Arab Emirates	1,706,632	–	–	1,706,632
United Kingdom	–	33,642,320	–	33,642,320
United States	4,481,151	7,459,862	–	11,941,013
Total Common Stock	39,021,918	234,479,690	–	273,501,608
Preferred Stock	–	2,632,186	–	2,632,186
Short-Term Investments	4,124,352	–	–	4,124,352
Total Investments, at fair value	$43,146,270	$237,111,876	$–	$280,258,146

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.5%
	Australia: 12.7%
695,600	Australand Property Group	$2,888,033	0.5
825,000	Charter Hall Group	3,301,218	0.5
3,094,545	Federation Centres Ltd	7,356,740	1.2
1,776,116	Goodman Group	8,707,321	1.4
1,135,429	GPT Group	4,274,836	0.7
1,149,920	Investa Office Fund	3,785,263	0.6
321,393	Lend Lease Corp., Ltd.	4,010,721	0.7
6,201,711	Mirvac Group	10,374,322	1.7
4,297,873	Scentre Group	13,579,630	2.3
2,874,571	Stockland	10,767,433	1.8
1,154,898	Westfield Corp.	8,027,876	1.3
		77,073,393	12.7

	Austria: 0.8%
448,300	Atrium European Real Estate Ltd.	2,503,228	0.4
27,874	BUWOG AG	539,340	0.1
557,485	Immofinanz Immobilien Anlagen AG	1,765,469	0.3
		4,808,037	0.8

	Canada: 2.2%
55,000	Allied Properties Real Estate Investment Trust	1,763,470	0.3
105,700	Boardwalk Real Estate Investment Trust	6,291,494	1.0
125,900	Canadian Real Estate Investment Trust	5,284,948	0.9
		13,339,912	2.2

	Finland: 0.3%
406,200	Sponda OYJ	2,086,895	0.3

	France: 7.4%
24,899	Fonciere Des Regions	2,500,236	0.4
16,046	Gecina S.A.	2,291,501	0.4
56,206	ICADE	5,425,670	0.9
137,489	Klepierre	6,504,083	1.1
226,901	Mercialys	5,385,405	0.9
85,238	Unibail-Rodamco SE	22,880,884	3.7
		44,987,779	7.4

	Germany: 3.5%
249,776	Alstria Office REIT-AG	3,307,157	0.5
118,701	Deutsche Annington Immobilien SE	3,641,457	0.6
105,594	Deutsche Euroshop AG	4,984,073	0.8
102,981	Deutsche Wohnen AG	2,228,217	0.4
99,359	LEG Immobilien AG	6,968,967	1.2
		21,129,871	3.5

	Hong Kong: 14.7%
1,219,865	Cheung Kong Holdings Ltd.	23,567,180	3.9
1,904,794	Hongkong Land Holdings Ltd.	13,019,439	2.1
1,767,500	Hysan Development Co., Ltd.	8,460,672	1.4
853,244	Link Real Estate Investment Trust	4,840,925	0.8
1,754,403	Sun Hung Kai Properties Ltd.	26,630,565	4.4
4,030,600	Swire Properties Ltd.	13,140,273	2.1
		89,659,054	14.7

	Italy: 0.3%
1,886,100	Beni Stabili S.p.A.	1,531,345	0.3

	Japan: 30.3%
559	Activia Properties, Inc.	4,972,656	0.8
70,200	Daito Trust Construction Co., Ltd.	8,460,929	1.4
568,000	Daiwa House Industry Co., Ltd.	11,529,954	1.9
1,861	Fukuoka REIT Corp.	3,373,483	0.6
9,712	GLP J-Reit	10,825,348	1.8
199	Industrial & Infrastructure Fund Investment Corp.	1,743,065	0.3
13,097	Japan Hotel REIT Investment Corp.	7,232,780	1.2
1,661	Kenedix Office Investment Corp.	9,020,138	1.5
1,257,600	Mitsubishi Estate Co., Ltd.	30,752,197	5.0
1,079,777	Mitsui Fudosan Co., Ltd.	35,658,361	5.9
4,690	Mori Hills REIT Investment Corp.	6,861,952	1.1
706	Nippon Building Fund, Inc.	3,963,644	0.6
125,200	Nomura Real Estate Holdings, Inc.	2,326,224	0.4
8,410	Orix JREIT, Inc.	11,567,990	1.9
633,300	Hulic Co. Ltd.	7,458,760	1.2
435,600	Sumitomo Realty & Development Co., Ltd.	17,985,152	2.9
636,000	Tokyo Tatemono Co., Ltd.	5,431,973	0.9
3,325	United Urban Investment Corp.	5,339,493	0.9
		184,504,099	30.3

	Luxembourg: 0.9%
309,356	GAGFAH SA	5,422,043	0.9

	Netherlands: 0.7%
59,931	Corio NV	3,183,913	0.5
91,982	Nieuwe Steen Investments Funds NV	539,265	0.1
11,307	Vastned Retail NV	576,251	0.1
		4,299,429	0.7

	Singapore: 8.1%
5,317,641	CapitaCommercial Trust	7,091,576	1.2
4,383,100	CapitaLand Ltd.	12,078,502	2.0
5,640,762	Global Logistic Properties Ltd.	12,557,286	2.0
2,874,500	Keppel REIT Management Ltd	2,923,951	0.5

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore: (continued)
4,881,705	Mapletree Commercial Trust	$5,468,903	0.9
6,444,856	Suntec Real Estate Investment Trust	9,235,171	1.5
		49,355,389	8.1

	Spain: 0.5%
232,224	Hispania Activos Inmobiliarios SAU	3,140,683	0.5

	Sweden: 1.5%
131,844	Castellum AB	2,212,263	0.3
258,762	Fabege AB	3,539,851	0.6
253,673	Hufvudstaden AB	3,476,843	0.6
		9,228,957	1.5

	Switzerland: 0.8%
31,377	PSP Swiss Property AG	2,773,939	0.4
28,576	Swiss Prime Site AG	2,267,660	0.4
		5,041,599	0.8

	United Kingdom: 10.8%
1,120,796	British Land Co. PLC	13,259,957	2.2
925,454	Capital & Counties Properties PLC	4,997,408	0.8
126,861	Derwent Valley Holdings PLC	5,713,048	0.9
155,201	Grainger PLC	562,122	0.1
679,855	Great Portland Estates PLC	7,309,439	1.2
584,763	Hammerson PLC	5,913,094	1.0
346,556	Hansteen Holdings PLC	618,443	0.1
809,422	Land Securities Group PLC	14,200,772	2.3
412,557	Quintain Estates & Development PLC	612,939	0.1
825,145	Safestore Holdings Ltd.	2,869,779	0.5
391,914	Segro PLC	2,360,628	0.4
99,233	Shaftesbury PLC	1,130,041	0.2
127,954	ST Modwen Properties PLC	800,806	0.1
743,998	Unite Group PLC	5,091,769	0.8
95,600	Urban & Civic Ltd.	384,137	0.1
		65,824,382	10.8

	Total Common Stock
	(Cost $430,278,569)	581,432,867	95.5

WARRANTS: 0.4%
	Hong Kong: 0.4%
991,779	Sun Hung Kai Properties Ltd.	2,492,868	0.4

	Total Warrants
	(Cost $1,249,422)	2,492,868	0.4

	Total Investments in Securities (Cost $431,527,991)	$583,925,735	95.9
	Assets in Excess of Other Liabilities	25,019,395	4.1
	Net Assets	$608,945,130	100.0

Cost for federal income tax purposes is $482,281,677.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$126,543,370
Gross Unrealized Depreciation	(24,899,312)

Net Unrealized Appreciation	$101,644,058

REIT Diversification	Percentage of Net Assets
Diversified Real Estate Activities	27.6%
Retail REITs	18.4
Diversified REITs	15.9
Real Estate Operating Companies	15.0
Office REITs	6.4
Real Estate Development	6.2
Industrial REITs	4.5
Residential REITs	1.0
Real Estate Services	0.9
Assets in Excess of Other Liabilities	4.1
Net Assets	100.0%

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$21,607,506	$55,465,887	$–	$77,073,393
Austria	4,808,037	–	–	4,808,037
Canada	13,339,912	–	–	13,339,912
Finland	–	2,086,895	–	2,086,895
France	13,311,311	31,676,468	–	44,987,779
Germany	13,917,581	7,212,290	–	21,129,871
Hong Kong	–	89,659,054	–	89,659,054
Italy	–	1,531,345	–	1,531,345
Japan	–	184,504,099	–	184,504,099
Luxembourg	–	5,422,043	–	5,422,043
Netherlands	576,251	3,723,178	–	4,299,429
Singapore	–	49,355,389	–	49,355,389
Spain	3,140,683	–	–	3,140,683
Sweden	–	9,228,957	–	9,228,957
Switzerland	–	5,041,599	–	5,041,599
United Kingdom	5,286,104	60,538,278	–	65,824,382
Total Common Stock	75,987,385	505,445,482	–	581,432,867
Warrants	2,492,868	–	–	2,492,868
Total Investments, at fair value	$78,480,253	$505,445,482	$–	$583,925,735

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International Value Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Australia: 4.3%
242,508		BHP Billiton Ltd.	$8,610,586	2.3
564,510		Fortescue Metals Group Ltd.	2,530,831	0.7
92,588		Macquarie Group Ltd.	4,955,268	1.3
			16,096,685	4.3

		China: 1.6%
12,100,000	X	China Hongxing Sports Ltd.	69,714	0.0
264,000		China Mobile Ltd.	2,884,635	0.8
3,370,000		China Railway Construction Corp. Ltd.	3,230,076	0.8
			6,184,425	1.6

		Denmark: 2.5%
1,765		AP Moller - Maersk A/S - Class B	4,114,779	1.1
182,014		Danske Bank A/S	5,258,503	1.4
			9,373,282	2.5

		Finland: 0.9%
133,363		Fortum OYJ	3,428,722	0.9

		France: 13.3%
98,818		Alstom	3,554,005	0.9
34,735		Arkema	3,220,559	0.9
45,043		Casino Guichard Perrachon S.A.	5,428,802	1.4
237,667		Credit Agricole S.A.	3,215,010	0.9
643,198		Natixis	4,156,232	1.1
21,658		Kering	4,636,615	1.2
57,573		Renault S.A.	4,806,185	1.3
61,249		Sanofi	6,430,572	1.7
222,200		Suez Environnement S.A.	4,146,942	1.1
162,906		Total S.A.	10,506,550	2.8
			50,101,472	13.3

		Germany: 5.1%
46,187		Bayer AG	6,092,349	1.6
32,917		Bayerische Motoren Werke AG	3,921,062	1.0
102,220		Deutsche Post AG	3,270,488	0.9
49,589		Siemens AG	6,124,037	1.6
			19,407,936	5.1

		Hong Kong: 2.3%
6,582,000	X	Chaoda Modern Agriculture Holdings Ltd.	204,042	0.0
4,973,000		PCCW Ltd.	3,060,781	0.8
697,000		Wharf Holdings Ltd.	5,555,084	1.5
			8,819,907	2.3

		Italy: 3.9%
772,529		Enel S.p.A.	4,397,981	1.2
1,963,600		Intesa Sanpaolo S.p.A.	5,831,138	1.5
597,278		UniCredit SpA	4,659,425	1.2
			14,888,544	3.9

		Japan: 21.6%
380,000		Ajinomoto Co., Inc.	5,841,415	1.6
241,000		Astellas Pharma, Inc.	3,268,106	0.9
24,900		Denso Corp.	1,148,527	0.3
130,700		Fuji Heavy Industries Ltd.	3,727,211	1.0
827,888		Hitachi Ltd.	6,416,797	1.7
194,300		Japan Tobacco, Inc.	6,833,054	1.8
113,700		LIXIL Group Corp.	2,756,297	0.7
249,100		JSR Corp.	4,294,975	1.1
190,500		Komatsu Ltd.	4,224,777	1.1
244,100		Mitsubishi Corp.	5,143,642	1.4
150,000		Mitsui Fudosan Co., Ltd.	4,953,573	1.3
2,341,200		Mizuho Financial Group, Inc.	4,545,376	1.2
441,000		Nomura Holdings, Inc.	2,784,287	0.7
307,600		NTT DoCoMo, Inc.	5,394,120	1.4
97,400		Omron Corp.	4,319,957	1.2
124,300		ORIX Corp.	2,008,848	0.5
260,700		Panasonic Corp.	3,250,519	0.9
163,900		Shionogi & Co., Ltd.	3,538,424	0.9
121,800		Toyota Motor Corp.	7,191,079	1.9
			81,640,984	21.6

		Netherlands: 9.1%
181,700	L	ArcelorMittal	2,763,657	0.7
49,725		Airbus Group NV	2,885,047	0.8
75,951		Koninklijke DSM NV	5,246,933	1.4
151,456		Koninklijke Philips NV	4,667,948	1.2
194,123		Reed Elsevier NV	4,369,791	1.2
354,534		Royal Dutch Shell PLC - Class A	14,577,023	3.8
			34,510,399	9.1

		New Zealand: 1.3%
1,994,222		Telecom Corp. of New Zealand Ltd.	4,811,232	1.3

		Norway: 2.6%
158,855		Statoil ASA	4,539,214	1.2
230,275		Telenor ASA	5,299,330	1.4
			9,838,544	2.6

		Portugal: 0.3%
4,120,956		Banco Espirito Santo S.A.	1,106,136	0.3

		Singapore: 1.2%
242,000		United Overseas Bank Ltd.	4,670,274	1.2

		Spain: 2.9%
422,213		Banco Popular Espanol SA	2,576,579	0.7
790		Banco Popular Espanol SA - Temp Line	4,847	0.0
811,349		CaixaBank SA	4,878,799	1.3
113,426		Gas Natural SDG S.A.	3,484,751	0.9
			10,944,976	2.9

Voya International Value Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden: 2.3%
369,241	Telefonaktiebolaget LM Ericsson	$4,597,747	1.2
291,619	Nordea Bank AB	3,910,837	1.1
		8,508,584	2.3

	Switzerland: 10.0%
39,466	Cie Financiere Richemont SA	3,745,017	1.0
67,805	Nestle S.A.	5,020,287	1.3
126,698	Novartis AG	11,022,554	2.9
35,785	Roche Holding AG - Genusschein	10,385,013	2.7
19,564	Swiss Life Holding	4,524,142	1.2
11,328	Zurich Insurance Group AG	3,290,896	0.9
		37,987,909	10.0

	United Kingdom: 13.3%
197,299	Admiral Group PLC	4,841,087	1.3
1,592,636	Barclays PLC	6,037,212	1.6
148,548	British American Tobacco PLC	8,702,328	2.3
367,740	CNH Industrial NV	3,394,203	0.9
338,278	HSBC Holdings PLC	3,626,664	0.9
664,300	Kingfisher PLC	3,355,308	0.9
1,238,295	Legal & General Group PLC	4,885,176	1.3
162,942	Prudential PLC	3,745,048	1.0
511,666	Rexam PLC	4,313,299	1.1
88,633	SABMiller PLC	4,826,226	1.3
126,389	WPP PLC	2,515,979	0.7
		50,242,530	13.3

	Total Common Stock
	(Cost $318,598,768)	372,562,541	98.5

PREFERRED STOCK: 0.9%
	Brazil: 0.9%
428,386	Cia Energetica de Minas Gerais	3,498,840	0.9

	Total Preferred Stock
	(Cost $2,664,120)	3,498,840	0.9

	Total Long-Term Investments
	(Cost $321,262,888)	376,061,381	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc(1): 0.8%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 08/15/14-06/20/64)	$1,000,000	0.3
878,110	Millenium Fixed Income Ltd., Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $878,112, collateralized by various U.S. Government Securities, 0.750%-2.250%, Market Value plus accrued interest $895,673, due 12/31/17-06/30/19)	878,110	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.125%, Market Value plus accrued interest $1,020,000, due 10/30/14-03/20/63)	1,000,000	0.3
		2,878,110	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
5,040,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $5,040,000)	5,040,000	1.3

	Total Short-Term Investments
	(Cost $7,918,110)	7,918,110	2.1

	Total Investments in Securities (Cost $329,180,998)	$383,979,491	101.5
	Liabilities in Excess of Other Assets	(5,845,654)	(1.5)
	Net Assets	$378,133,837	100.0

Voya International Value Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2014.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at July 31, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $330,340,570.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$65,563,386
Gross Unrealized Depreciation	(11,924,465)

Net Unrealized Appreciation	$53,638,921

Sector Diversification	Percentage of Net Assets
Financials	25.4%
Consumer Discretionary	11.4
Industrials	11.4
Health Care	10.7
Consumer Staples	9.7
Materials	8.2
Energy	7.8
Telecommunication Services	5.7
Utilities	5.0
Information Technology	4.1
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$16,096,685	$–	$16,096,685
China	–	6,114,711	69,714	6,184,425
Denmark	–	9,373,282	–	9,373,282
Finland	3,428,722	–	–	3,428,722
France	–	50,101,472	–	50,101,472
Germany	–	19,407,936	–	19,407,936
Hong Kong	3,060,781	5,555,084	204,042	8,819,907
Italy	–	14,888,544	–	14,888,544
Japan	–	81,640,984	–	81,640,984
Netherlands	2,763,657	31,746,742	–	34,510,399
New Zealand	4,811,232	–	–	4,811,232
Norway	–	9,838,544	–	9,838,544
Portugal	–	1,106,136	–	1,106,136
Singapore	–	4,670,274	–	4,670,274
Spain	–	10,944,976	–	10,944,976
Sweden	–	8,508,584	–	8,508,584
Switzerland	–	37,987,909	–	37,987,909
United Kingdom	–	50,242,530	–	50,242,530

Voya International Value Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Total Common Stock	14,064,392	358,224,393	273,756	372,562,541
Preferred Stock	$3,498,840	$–	$–	$3,498,840
Short-Term Investments	5,040,000	2,878,110	–	7,918,110
Total Investments, at fair value	$22,603,232	$361,102,503	$273,756	$383,979,491

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Argentina: 0.8%
74,500	L	Arcos Dorados Holdings, Inc.	$764,370	0.3
5,000	L	Mercadolibre, Inc.	462,500	0.2
19,500		YPF SA ADR	689,910	0.3
			1,916,780	0.8

		Brazil: 13.6%
159,132		All America Latina Logistica SA	610,225	0.2
329,755		AMBEV SA ADR	2,272,012	0.9
49,010		Arteris SA	380,415	0.2
80,600		B2W Cia Digital	1,178,758	0.5
48,741		B2W Cia Digital - RCT	701,656	0.3
152,370		Banco do Brasil SA	1,861,013	0.7
122,000		Banco Santander Brasil SA ADR	819,840	0.3
51,700	L	Braskem SA ADR	641,597	0.3
55,400		BRF SA ADR	1,357,300	0.5
30,440		Cia Brasileira de Distribuicao ADR	1,467,817	0.6
90,300		Cia Energetica de Minas Gerais ADR	742,266	0.3
156,210		Embraer SA	1,489,288	0.6
79,150		Even Construtora e Incorporadora SA	216,300	0.1
27,160		Ez Tec Empreendimentos e Participacoes SA	268,637	0.1
66,000	L	Fibria Celulose SA ADR	650,760	0.3
144,000	L	Gol Linhas Aereas Inteligentes SA ADR	872,640	0.3
26,410		Grendene SA	154,706	0.1
175,700		Hypermarcas SA	1,407,149	0.6
313,563		Itau Unibanco Holding SA ADR	4,828,870	1.9
23,720		Kroton Educacional SA	632,115	0.3
175,700		Petroleo Brasileiro SA ADR	2,800,658	1.1
68,590		Porto Seguro SA	948,696	0.4
35,180		Telefonica Brasil SA ADR	708,877	0.3
55,700		Tim Participacoes SA ADR	1,482,734	0.6
338,259		Tim Participacoes SA	1,798,084	0.7
58,800		Vale SA ADR	843,780	0.3
212,303		Vale SA Pref ADR	2,717,478	1.1
			33,853,671	13.6

		Chile: 0.5%
23,300		Cia Cervecerias Unidas SA ADR	525,648	0.2
27,000		Sociedad Quimica y Minera de Chile SA ADR	748,710	0.3
			1,274,358	0.5

		China: 21.8%
175,000		Anta Sports Products Ltd.	287,634	0.1
30,670		Baidu.com ADR	6,626,253	2.7
5,717,000		Bank of China Ltd.	2,732,091	1.1
5,130,000		China Construction Bank	3,925,066	1.6
196,000		China Mengniu Diary Co., Ltd.	948,844	0.4
538,476		China Merchants Bank Co., Ltd.	1,088,230	0.4
19,600		China Mobile Ltd. ADR	1,068,004	0.4
482,500		China Mobile Ltd.	5,272,107	2.1
438,000		China Oilfield Services Ltd.	1,090,324	0.4
3,719,850		China Petroleum & Chemical Corp.	3,641,750	1.5
850,000		China Resources Cement Holdings Ltd.	613,799	0.3
3,226,000		China Telecom Corp., Ltd.	1,818,316	0.7
4,000		CNOOC Ltd. ADR	706,680	0.3
1,316,000		CNOOC Ltd.	2,327,832	0.9
1,592,000		Coolpad Group Ltd.	370,597	0.2
312,500		Fosun International	395,278	0.2
2,055,000		Geely Automobile Holdings Ltd.	826,246	0.3
268,500		Great Wall Motor Co. Ltd.	1,104,606	0.4
370,400		Guangzhou R&F Properties Co., Ltd.	543,064	0.2
982,000		Huadian Power International Co.	605,468	0.2
5,990,000		Industrial and Commercial Bank of China Ltd.	4,085,285	1.6
1,256,000		Lenovo Group Ltd.	1,713,293	0.7
15,338		Neteasecom ADR	1,289,006	0.5
566,500		Nine Dragons Paper Holdings Ltd.	466,114	0.2
21,440		Perfect World Co., Ltd. ADR	416,579	0.2
6,600		PetroChina Co., Ltd. ADR	851,862	0.3
21,100		Sina Corp.	1,021,029	0.4
918,000		Skyworth Digital Holdings Ltd.	453,127	0.2
35,600		Sohu.com, Inc.	2,019,232	0.8
227,000		TCL Communication Technology Holdings Ltd.	282,515	0.1
322,000		Tingyi Cayman Islands Holding Corp.	911,751	0.4
184,000		Tsingtao Brewery Co., Ltd.	1,499,169	0.6
1,821,600		Uni-President China Holdings Ltd.	1,494,812	0.6
259,000		Weichai Power Co. Ltd.	1,128,577	0.5
40,000		Youku.com, Inc. ADR	761,600	0.3
			54,386,140	21.8

		Greece: 0.2%
31,620		OPAP S.A.	515,294	0.2

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: 0.5%
912,000		Anxin-China Holdings Ltd.	$114,954	0.1
568,000		China South City Holdings Ltd.	285,356	0.1
3,025,000		Rexcapital Financial Holdings Ltd.	314,899	0.1
281,750		Shenzhen International Holdings Ltd.	347,520	0.1
476,000		Truly International Holdings	286,367	0.1
			1,349,096	0.5

		Hungary: 0.1%
19,610		Richter Gedeon Nyrt	321,770	0.1

		India: 6.6%
137,070		Apollo Tyres Ltd.	392,247	0.2
184,490		Cairn India Ltd.	958,231	0.4
55,980		Canara Bank	364,766	0.2
40,800		HCL Technologies Ltd.	1,046,250	0.4
88,810		Housing Development Finance Corp.	1,556,170	0.6
22,100		ICICI Bank Ltd. ADR	1,105,442	0.4
31,760		Infosys Ltd. ADR	1,741,084	0.7
140,390		IRB Infrastructure Developers Ltd.	592,149	0.2
32,260		Punjab National Bank	504,457	0.2
59,529		Reliance Industries Ltd. GDR	1,968,074	0.8
165,674		Reliance Industries Ltd.	2,736,605	1.1
101,680		Rural Electrification Corp. Ltd.	509,367	0.2
167,199		Tata Chemicals Ltd.	954,953	0.4
44,160		Tata Motors Ltd. ADR	1,736,371	0.7
65,870		UPL Ltd.	356,518	0.1
			16,522,684	6.6

		Indonesia: 0.3%
512,100		Tambang Batubara Bukit Asam Persero Tbk PT	506,822	0.2
137,400		United Tractors Tbk PT	269,469	0.1
			776,291	0.3

		Israel: 1.1%
50,200		Teva Pharmaceutical Industries Ltd. ADR	2,685,700	1.1

		Macau: 0.4%
378,000		SJM Holdings Ltd.	1,009,889	0.4

		Malaysia: 0.2%
832,687		UEM Sunrise Bhd	547,265	0.2

		Mexico: 4.2%
66,700		America Movil S.A.B de CV ADR	1,572,119	0.7
97,996		Cemex SAB de CV ADR	1,230,830	0.5
59,300		Empresas ICA SAB de CV ADR	422,216	0.2
8,400		Fomento Economico Mexicano SAB de CV ADR	788,676	0.3
265,448		Grupo Financiero Banorte	1,765,972	0.7
40,900		Grupo Financiero Santander Mexico SAB de CV ADR	543,152	0.2
106,000		Grupo Lala SAB de CV	270,372	0.1
85,400		Grupo Televisa SAB ADR	3,039,386	1.2
326,999		Wal-Mart de Mexico SA de CV	812,056	0.3
			10,444,779	4.2

		Poland: 0.8%
147,690		PGE SA	982,582	0.4
295,589		Orange Polska SA	975,729	0.4
			1,958,311	0.8

		Qatar: 0.2%
9,710		Qatar National Bank	480,209	0.2

		Russia: 7.9%
267,760		Aeroflot - Russian Airlines OJSC	377,361	0.1
36,820		CTC Media, Inc.	356,050	0.1
176,092		Gazprom OAO ADR	1,294,276	0.5
73,099		Lukoil OAO ADR	4,075,359	1.6
59,446		MegaFon OAO GDR	1,654,718	0.7
85,050		MMC Norilsk Nickel ADR	1,663,255	0.7
133,552		Mobile Telesystems OJSC ADR	2,394,587	1.0
269,680		Moscow Exchange MICEX-RTS OAO	427,175	0.2
185,432		Rosneft Oil Co. GDR	1,144,158	0.5
385,348		Sberbank of Russia ADR	3,221,509	1.3
43,404		Tatneft-sponsored ADR	1,542,744	0.6
52,350		VimpelCom Ltd. ADR ADR	436,599	0.2
34,100		Yandex NV	1,032,548	0.4
			19,620,339	7.9

		South Africa: 5.6%
8,967		Anglo Platinum Ltd.	393,663	0.2
14,400		AngloGold Ashanti Ltd. ADR	247,536	0.1
70,946	L	ArcelorMittal South Africa Ltd.	251,417	0.1
69,110		Barloworld Ltd.	655,407	0.3
27,010		Bidvest Group Ltd.	726,607	0.3
28,063		Impala Platinum Holdings Ltd.	278,090	0.1
129,945		MTN Group Ltd.	2,689,781	1.1
49,890		Nedbank Group Ltd.	1,086,562	0.4
39,256		Remgro Ltd.	847,035	0.3
13,100		Sasol Ltd. ADR	757,835	0.3
42,970		Sasol Ltd.	2,478,653	1.0
284,020		Steinhoff International Holdings Ltd.	1,418,799	0.6

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa: (continued)
73,308	Vodacom Group Pty Ltd.	$856,833	0.3
153,939	Woolworths Holdings Ltd./South Africa	1,188,705	0.5
		13,876,923	5.6

	South Korea: 20.4%
220	Amorepacific Corp.	378,849	0.1
32,011	BS Financial Group, Inc.	511,238	0.2
6,140	Daesang Corp.	304,549	0.1
2,880	E-Mart Co. Ltd.	646,691	0.3
9,340	Grand Korea Leisure Co. Ltd.	385,540	0.1
1,490	GS Home Shopping, Inc.	402,485	0.2
15,410	Halla Visteon Climate Control Corp.	759,903	0.3
23,210	Hankook Tire Co. Ltd.	1,270,422	0.5
42,640	SK Hynix, Inc.	1,855,248	0.7
11,461	Hyundai Motor Co.	2,713,152	1.1
83,020	Industrial Bank Of Korea	1,230,917	0.5
40,800	KB Financial Group, Inc. ADR	1,596,096	0.6
4,116	KCC Corp.	2,422,968	1.0
4,140	KEPCO Plant Service & Engineering Co. Ltd.	297,859	0.1
32,162	Kia Motors Corp.	1,888,094	0.8
56,610	KT Corp. ADR	909,156	0.4
17,743	KT&G Corp.	1,719,320	0.7
11,334	LG Electronics, Inc.	839,651	0.3
2,190	LG Hausys Ltd.	400,971	0.2
55,300	LG.Philips LCD Co. Ltd. ADR	898,625	0.4
780	Lotte Chilsung Beverage Co., Ltd.	1,406,178	0.6
552	Lotte Confectionery Co. Ltd.	1,125,106	0.4
5,150	LS Corp.	362,808	0.1
4,950	Mando Corp.	603,070	0.2
970	Nong Shim Co., Ltd.	245,898	0.1
16,320	Partron Co. Ltd.	159,945	0.1
4,322	Samsung Electronics Co., Ltd.	5,593,595	2.2
10,776	Samsung Electronics Co., Ltd. GDR	6,907,908	2.8
11,802	Samsung Life Insurance Co. Ltd.	1,201,336	0.5
28,990	Shinhan Financial Group Co., Ltd.	1,431,750	0.6
7,380	SK Holdings Co. Ltd.	1,249,996	0.5
13,850	SK Telecom Co., Ltd.	3,555,322	1.4
126,800	SK Telecom Co., Ltd. ADR	3,589,708	1.4
45,770	Wonik IPS Co. Ltd.	505,018	0.2
4,670	Coway Co., Ltd.	402,546	0.2
93,359	Woori Finance Holdings Co., Ltd.	1,257,929	0.5
		51,029,847	20.4

	Taiwan: 8.0%
304,000	AcBel Polytech, Inc.	489,662	0.2
1,197,000	Advanced Semiconductor Engineering, Inc.	1,421,549	0.6
164,000	Catcher Technology Co., Ltd.	1,340,444	0.5
250,401	Chicony Electronics Co. Ltd.	693,666	0.3
596,000	Compeq Manufacturing Co.	352,058	0.1
308,000	Coretronic Corp.	365,352	0.1
337,310	Hon Hai Precision Industry Co., Ltd.	1,155,856	0.5
442,000	Inventec Co., Ltd.	392,920	0.2
133,080	Kenda Rubber Industrial Co. Ltd.	304,025	0.1
420,172	Lite-On Technology Corp.	704,947	0.3
70,000	MediaTek, Inc.	1,083,330	0.4
135,000	Pegatron Corp.	255,816	0.1
476,000	POU Chen Corp.	532,066	0.2
128,000	Radiant Opto-Electronics Corp.	531,652	0.2
193,549	Realtek Semiconductor Corp.	612,989	0.2
660,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,646,126	1.1
235,461	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,709,220	1.9
363,000	Teco Electric and Machinery Co. Ltd.	460,147	0.2
1,626,000	United Microelectronics Corp.	750,037	0.3
267,000	Vanguard International Semiconductor Corp.	382,078	0.2
105,000	Wistron NeWeb Corp.	283,525	0.1
210,000	Zhen Ding Technology Holding Ltd.	629,223	0.2
		20,096,688	8.0

	Thailand: 0.8%
206,100	Bangkok Bank PCL - Foreign	1,256,481	0.5
2,797,400	Jasmine International PCL	648,044	0.3
		1,904,525	0.8

	Turkey: 2.8%
199,471	Enka Insaat Ve Sanayi AS	519,888	0.2
780,271	Eregli Demir ve Celik Fabrikalari TAS	1,645,224	0.7
24,180	Ford Otomotiv Sanayi A/S	331,206	0.1
36,830	TAV Havalimanlari Holding AS	302,251	0.1
67,340	Tofas Truk Otomobil Fabrika	416,979	0.2
46,510	Tupras Turkiye Petrol Rafine	1,136,630	0.4
302,879	Turk Hava Yollari	908,817	0.4

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Turkey: (continued)
45,000	Turkcell Iletisim Hizmet AS ADR	$735,300	0.3
349,100	Turkiye Is Bankasi	974,041	0.4
		6,970,336	2.8

	United Arab Emirates: 0.5%
680,310	Air Arabia PJSC	255,494	0.1
209,180	Dubai Islamic Bank PJSC	438,166	0.2
120,701	First Gulf Bank PJSC	595,719	0.2
		1,289,379	0.5

	United Kingdom: 0.4%
311,110	Old Mutual PLC	1,024,767	0.4

	United States: 0.5%
34,000	Yahoo!, Inc.	1,217,540	0.5

	Total Common Stock
	(Cost $222,747,151)	245,072,581	98.2

PREFERRED STOCK: 0.3%
	Brazil: 0.3%
62,110	Banco do Estado do Rio Grande do Sul	317,565	0.1
127,835	Randon Participacoes SA	352,163	0.2

	Total Preferred Stock
	(Cost $855,422)	669,728	0.3

RIGHTS: 0.0%
	South Africa: 0.0%
47,114	Steinhoff International Holdings Ltd.	7,112	0.0

	Total Rights
	(Cost $–)	7,112	0.0

	Total Long-Term Investments
	(Cost $223,602,573)	245,749,421	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateralcc(1): 1.0%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 08/15/14-06/20/64)	1,000,000	0.4
1,000,000	Citigroup, Inc., Repurchase Agreement dated 07/31/14, 0.09%, due 08/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-8.000%, Market Value plus accrued interest $1,020,000, due 10/01/17-06/15/50)	1,000,000	0.4
526,362	Millenium Fixed Income Ltd., Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $526,363, collateralized by various U.S. Government Securities, 0.750%-2.250%, Market Value plus accrued interest $536,889, due 12/31/17-06/30/19)	526,362	0.2
		2,526,362	1.0

	Total Short-Term Investments
	(Cost $2,526,362)	2,526,362	1.0

	Total Investments in Securities (Cost $226,128,935)	$248,275,783	99.5
	Assets in Excess of Other Liabilities	1,268,502	0.5
	Net Assets	$249,544,285	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at July 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $227,136,888.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$31,117,049
Gross Unrealized Depreciation	(9,978,154)

Net Unrealized Appreciation	$21,138,895

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Information Technology	22.0%
Financials	18.1
Telecommunication Services	13.0
Energy	12.2
Consumer Discretionary	11.0
Consumer Staples	7.8
Industrials	6.4
Materials	5.9
Health Care	1.2
Utilities	0.9
Short-Term Investments	1.0
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,916,780	$–	$–	$1,916,780
Brazil	33,853,671	–	–	33,853,671
Chile	1,274,358	–	–	1,274,358
China	14,760,245	39,625,895	–	54,386,140
Greece	–	515,294	–	515,294
Hong Kong	–	1,349,096	–	1,349,096
Hungary	–	321,770	–	321,770
India	4,582,897	11,939,787	–	16,522,684
Indonesia	–	776,291	–	776,291
Israel	2,685,700	–	–	2,685,700
Macau	–	1,009,889	–	1,009,889
Malaysia	–	547,265	–	547,265
Mexico	10,444,779	–	–	10,444,779
Poland	975,729	982,582	–	1,958,311
Qatar	–	480,209	–	480,209
Russia	8,735,569	10,884,770	–	19,620,339
South Africa	1,256,788	12,620,135	–	13,876,923
South Korea	11,623,038	39,406,809	–	51,029,847
Taiwan	4,709,220	15,387,468	–	20,096,688
Thailand	–	1,904,525	–	1,904,525
Turkey	735,300	6,235,036	–	6,970,336
United Arab Emirates	–	1,289,379	–	1,289,379
United Kingdom	–	1,024,767	–	1,024,767
United States	1,217,540	–	–	1,217,540
Total Common Stock	98,771,614	146,300,967	–	245,072,581
Preferred Stock	669,728	–	–	669,728
Rights	–	7,112	–	7,112
Short-Term Investments	–	2,526,362	–	2,526,362
Total Investments, at fair value	$99,441,342	$148,834,441	$–	$248,275,783

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Australia: 4.2%
64,561		Amcor Ltd.	$617,931	0.1
38,604		Ansell Ltd.	677,719	0.1
267,532		Aristocrat Leisure Ltd.	1,403,411	0.3
77,493		Australia & New Zealand Banking Group Ltd.	2,419,455	0.5
16,134		BHP Billiton Ltd.	572,860	0.1
270,461		Brambles Ltd.	2,341,409	0.5
35,518		Caltex Australia Ltd.	808,030	0.2
54,551		Cochlear Ltd.	3,202,896	0.6
5,332		CSL Ltd.	332,202	0.1
188,371		Goodman Group	923,480	0.2
6,331		Macquarie Group Ltd.	338,832	0.1
159,424	L	Mesoblast Ltd.	625,873	0.1
47,808		Santos Ltd.	640,487	0.1
208,269		Seek Ltd.	3,148,075	0.6
271,901		Treasury Wine Estates Ltd.	1,245,990	0.3
38,632		Woolworths Ltd.	1,316,745	0.3
			20,615,395	4.2

		Austria: 0.1%
60,167		UNIQA Insurance Group AG	753,670	0.1

		Belgium: 0.8%
14,947		KBC Groep NV	810,201	0.2
18,955		Solvay S.A.	3,060,605	0.6
			3,870,806	0.8

		Brazil: 0.8%
77,500		BR Malls Participacoes S.A.	673,289	0.1
59,600		Estacio Participacoes SA	739,500	0.2
108,718		Itau Unibanco Holding S.A. ADR	1,674,257	0.3
11,000		Lojas Renner SA	332,121	0.1
6,600		Petroleo Brasileiro SA ADR	111,012	0.0
7,900		Tim Participacoes SA ADR	210,298	0.1
			3,740,477	0.8

		Canada: 0.9%
4,400		Eldorado Gold Corp.	32,646	0.0
75,295		First Quantum Minerals Ltd.	1,785,783	0.4
12,600		MacDonald Dettwiler & Associates Ltd.	941,577	0.2
29,600		Rogers Communications, Inc.	1,155,930	0.2
4,500		Tim Hortons, Inc.	251,383	0.0
3,600		Valeant Pharmaceuticals International, Inc.	422,055	0.1
			4,589,374	0.9

		China: 3.1%
1,800		58.com, Inc. ADR	88,470	0.0
228,000		Anhui Conch Cement Co., Ltd.	853,019	0.2
15,900		Baidu.com ADR	3,435,195	0.7
37,000		Beijing Enterprises Holdings Ltd.	322,192	0.1
395,500		BOC Hong Kong Holdings Ltd.	1,240,432	0.3
76,000		China Mengniu Diary Co., Ltd.	367,919	0.1
638,000		China Overseas Land & Investment Ltd.	1,940,036	0.4
2,132,000		Industrial and Commercial Bank of China Ltd.	1,454,062	0.3
30,800		JD.com, Inc. ADR	880,264	0.2
47,880	L	Mindray Medical International Ltd. ADR	1,438,794	0.3
35,100		Tencent Holdings Ltd.	570,016	0.1
252,000		Tsingtao Brewery Co., Ltd.	2,053,209	0.4
1,100		Vipshop Holdings Ltd. ADR	226,094	0.0
188,000		Want Want China Holdings Ltd.	256,718	0.0
			15,126,420	3.1

		Denmark: 2.6%
43,570		Carlsberg A/S	4,168,712	0.9
55,937		Danske Bank A/S	1,616,056	0.3
20,496		GN Store Nord	523,901	0.1
91,093		Novo Nordisk A/S	4,193,210	0.9
44,379		Novozymes A/S	2,194,515	0.4
			12,696,394	2.6

		Finland: 1.1%
59,634		Kone OYJ	2,507,467	0.5
31,391		Sampo OYJ	1,559,362	0.3
94,675		UPM-Kymmene OYJ	1,543,063	0.3
			5,609,892	1.1

		France: 7.3%
2,933		Air Liquide	373,236	0.1
117,420		AXA S.A.	2,697,678	0.6
2,505		BioMerieux	260,663	0.0
73,325		BNP Paribas	4,865,356	1.0
16,236		Bouygues S.A.	639,583	0.1
15,132		Capgemini S.A.	1,097,269	0.2
40,164		Cie de Saint-Gobain	1,954,248	0.4
18,120		Edenred	566,383	0.1
21,285		Electricite de France SA	687,586	0.1
12,202		Eutelsat Communications	421,384	0.1
108,327		Gaz de France	2,793,152	0.6
1,581		Iliad SA	436,109	0.1
27,005		Lafarge S.A.	2,101,895	0.4
37,141		Legrand S.A.	2,059,676	0.4
3,515		Pernod Ricard SA	393,648	0.1
2,177		Kering	466,059	0.1
13,273		Publicis Groupe	962,998	0.2
20,432		Renault S.A.	1,705,660	0.3
22,012		Sanofi	2,311,054	0.5

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: (continued)
33,659		Schneider Electric SE	$2,852,813	0.6
18,837		Sodexho Alliance S.A.	1,872,167	0.4
41,632		Suez Environnement S.A.	776,982	0.2
40,275		Total S.A.	2,597,518	0.5
9,753		Valeo SA	1,168,579	0.2
			36,061,696	7.3

		Germany: 3.3%
17,505		Adidas AG	1,386,121	0.3
8,785		BASF AG	909,192	0.2
49,777		Bayer AG	6,565,892	1.3
6,624		Bayerische Motoren Werke AG	789,049	0.2
1,704		Brenntag AG	273,576	0.0
23,230		DaimlerChrysler AG	1,916,905	0.4
22,804		Deutsche Bank AG	779,860	0.2
68,348		Deutsche Telekom AG	1,109,125	0.2
3,082		Fresenius AG	460,879	0.1
18,074		Metro AG	651,295	0.1
5,145		RTL Group SA	514,016	0.1
4,199		SAP SE	330,006	0.1
50,758		Sky Deutschland AG	456,524	0.1
			16,142,440	3.3

		Greece: 0.2%
404,125		Piraeus Bank SA	849,062	0.2

		Hong Kong: 2.4%
185,400		AIA Group Ltd.	993,262	0.2
358,000		Cafe de Coral Holdings Ltd.	1,275,743	0.3
1,156,000		Global Brands Group Holding Ltd.	302,796	0.1
159,000		Hang Lung Properties Ltd.	491,049	0.1
133,000		Hutchison Whampoa Ltd.	1,804,204	0.4
49,600		Jardine Matheson Holdings Ltd.	2,960,581	0.6
39,500		Jardine Strategic Holdings Ltd.	1,411,780	0.3
72,500		Kerry Properties Ltd.	264,629	0.0
1,156,000		Li & Fung Ltd.	1,539,933	0.3
95,000		Wharf Holdings Ltd.	757,149	0.1
			11,801,126	2.4

		India: 1.1%
3,540		Axis Bank Ltd. GDR	112,479	0.0
64,205		Axis Bank Ltd.	415,480	0.1
74,944		Bharti Airtel Ltd.	459,820	0.1
43,871		Housing Development Finance Corp.	768,728	0.2
9,875		Infosys Ltd.	546,031	0.1
130,343		Mahindra & Mahindra Ltd. GDR	2,583,398	0.5
164,661		Power Grid Corp. of India Ltd.	360,695	0.1
			5,246,631	1.1

		Indonesia: 0.2%
385,100		Bank Central Asia Tbk PT	385,387	0.1
1,374,600		Sarana Menara Nusantara Tbk PT	471,359	0.1
			856,746	0.2

		Ireland: 0.6%
90,940		James Hardie Industries SE	1,129,351	0.2
35,942		Ryanair Holdings PLC ADR	1,904,567	0.4
			3,033,918	0.6

		Israel: 0.5%
156,318	L	Protalix BioTherapeutics, Inc.	514,286	0.1
41,100		Teva Pharmaceutical Industries Ltd. ADR	2,198,850	0.4
			2,713,136	0.5

		Italy: 2.3%
70,997		Assicurazioni Generali S.p.A.	1,481,913	0.3
49,312		Altantia S.p.A.	1,305,101	0.3
386,041		Enel S.p.A.	2,197,718	0.4
124,154		ENI S.p.A.	3,159,205	0.6
52,314		Exor S.p.A.	2,002,682	0.4
20,568		Moncler S.p.A.	310,678	0.1
125,151		Unione di Banche Italiane SCPA	1,030,355	0.2
			11,487,652	2.3

		Japan: 17.5%
23,000		AEON Financial Service Co., Ltd.	524,177	0.1
24,000		Air Water, Inc.	383,833	0.1
81,100		Asahi Group Holdings, Ltd.	2,445,866	0.5
37,500		Asics Corp.	795,843	0.2
54,500		Bridgestone Corp.	1,966,925	0.4
2,600		Calbee, Inc.	77,213	0.0
21,900		Daikin Industries Ltd.	1,504,070	0.3
162,000		Daiwa House Industry Co., Ltd.	3,288,473	0.7
25,700		Don Quijote Holdings Co. Ltd.	1,388,671	0.3
14,800		FamilyMart Co., Ltd.	664,683	0.1
385,000		Hitachi Ltd.	2,984,059	0.6
11,200		Honda Motor Co., Ltd.	389,884	0.1
37,100		Inpex Holdings, Inc.	549,846	0.1
31,200		Japan Airlines Co. Ltd.	1,723,409	0.3
141,000		Japan Tobacco, Inc.	4,958,624	1.0
32,400		LIXIL Group Corp.	785,436	0.2
72,200		Kao Corp.	2,969,169	0.6
347,000		Kawasaki Heavy Industries Ltd.	1,349,869	0.3
71,700		KDDI Corp.	4,121,526	0.8
15,400		Koito Manufacturing Co., Ltd.	421,972	0.1
12,600		Makita Corp.	745,252	0.2
751,900		Mitsubishi UFJ Financial Group, Inc.	4,434,183	0.9

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
76,000	Mitsubishi Estate Co., Ltd.	$1,858,434	0.4
121,900	Mitsui & Co., Ltd.	1,954,959	0.4
36,000	Mitsui Fudosan Co., Ltd.	1,188,857	0.2
152,400	MS&AD Insurance Group Holdings, Inc.	3,468,984	0.7
16,100	Nabtesco Corp.	363,749	0.1
45,000	NH Foods Ltd.	921,177	0.2
11,900	Nippon Telegraph & Telephone Corp.	790,211	0.2
251,200	Nomura Holdings, Inc.	1,585,970	0.3
88,200	Olympus Corp.	3,173,771	0.6
103,700	ORIX Corp.	1,675,925	0.3
209,900	Rakuten, Inc.	2,756,612	0.6
172,100	Ricoh Co., Ltd.	1,970,116	0.4
24,400	Sankyo Co., Ltd.	949,477	0.2
81,700	Seven & I Holdings Co., Ltd.	3,399,995	0.7
30,900	Shimano, Inc.	3,607,291	0.7
7,500	SMC Corp.	2,070,590	0.4
7,300	Softbank Corp.	524,784	0.1
14,900	Start Today Co. Ltd.	394,736	0.1
7,600	Sugi Holdings Co., Ltd.	325,804	0.1
54,400	Sumitomo Corp.	716,886	0.1
86,300	Sumitomo Mitsui Financial Group, Inc.	3,517,975	0.7
14,800	Takeda Pharmaceutical Co., Ltd.	675,065	0.1
119,600	THK Co., Ltd.	2,878,195	0.6
23,100	Tokio Marine Holdings, Inc.	726,421	0.1
66,300	Toyota Motor Corp.	3,914,356	0.8
20,900	United Arrows Ltd.	818,511	0.2
118,200	Yahoo! Japan Corp.	534,824	0.1
52,000	Yamato Holdings Co., Ltd.	1,083,198	0.2
		86,319,856	17.5

	Luxembourg: 0.1%
9,028	Altice SA	518,070	0.1

	Malaysia: 0.1%
467,900	Astro Malaysia Holdings Bhd	491,260	0.1

	Mexico: 0.2%
78,300	Grupo Financiero Banorte	520,914	0.1
129,000	Wal-Mart de Mexico SA de CV	320,353	0.1
		841,267	0.2

	Netherlands: 3.1%
9,349	ASML Holding NV	881,704	0.2
32,000	Airbus Group NV	1,856,642	0.4
614,466	Koninklijke KPN NV	1,964,844	0.4
10,700	NXP Semiconductor NV	667,145	0.1
217,508	Royal Dutch Shell PLC - Class A	8,943,061	1.8
19,028	Royal Dutch Shell PLC - Class B	819,382	0.2
		15,132,778	3.1

	New Zealand: 0.3%
543,960	Trade Me Ltd.	1,601,046	0.3

	Norway: 0.8%
59,944	DnB NOR ASA	1,062,303	0.2
224,150	Norsk Hydro ASA	1,328,890	0.3
48,575	Petroleum Geo-Services ASA	412,599	0.1
37,601	Statoil ASA	1,074,433	0.2
		3,878,225	0.8

	Philippines: 0.3%
2,280,900	Alliance Global Group, Inc.	1,369,983	0.3

	Portugal: 0.0%
18,076	Jeronimo Martins	236,274	0.0

	Qatar: 0.0%
1,775	Qatar National Bank	87,783	0.0

	Russia: 0.3%
5,770	Magnit OJSC GDR	338,345	0.1
42,385	MMC Norilsk Nickel ADR	828,890	0.1
30,311	Sberbank of Russia ADR	253,400	0.1
		1,420,635	0.3

	Singapore: 0.7%
175,454	United Overseas Bank Ltd.	3,386,026	0.7

	South Africa: 0.8%
17,906	Aspen Pharmacare Holdings Ltd.	483,939	0.1
217,506	Clicks Group Ltd.	1,332,257	0.2
18,116	Naspers Ltd.	2,227,854	0.5
20,369	Woolworths Holdings Ltd./South Africa	157,288	0.0
		4,201,338	0.8

	South Korea: 1.8%
24,530	KT Corp.	791,259	0.2
1,005	LG Household & Health Care Ltd.	466,736	0.1
432	NAVER Corp.	308,468	0.1
1,412	Samsung Electronics Co., Ltd.	1,827,431	0.4
4,143	Samsung Electronics Co., Ltd. GDR	2,655,852	0.5
9,582	Samsung Fire & Marine Insurance Co. Ltd.	2,626,380	0.5
		8,676,126	1.8

	Spain: 2.3%
46,933	Banco Bilbao Vizcaya Argentaria S.A.	576,932	0.1

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: (continued)
23,125		Corporacion Financiera Alba SA	$1,413,091	0.3
206,942		CaixaBank SA	1,244,382	0.2
309,057		Distribuidora Internacional de Alimentacion SA	2,561,685	0.5
71,100		Gestevision Telecinco SA	829,282	0.2
64,400		Inditex SA	1,881,310	0.4
9,545		Red Electrica de Espana	820,193	0.2
89,863		Repsol YPF S.A.	2,240,959	0.4
			11,567,834	2.3

		Sweden: 4.7%
32,899		Assa Abloy AB	1,616,504	0.3
124,260		Atlas Copco AB - Class B	3,353,387	0.7
82,422		Electrolux AB	2,044,234	0.4
20,613		Hexagon AB	639,230	0.1
48,649		Investor AB	1,748,882	0.4
139,696		Kinnevik Investment AB	5,798,421	1.2
25,615		Svenska Cellulosa AB SCA	630,796	0.1
111,122		Svenska Handelsbanken AB	5,351,681	1.1
67,714		Swedbank AB	1,734,671	0.4
			22,917,806	4.7

		Switzerland: 7.6%
9,007		Cie Financiere Richemont SA	854,695	0.2
32,329		Credit Suisse Group	877,013	0.2
3,515		Dufry Group	601,950	0.1
41,903		GAM Holding AG	758,522	0.2
7,057		Geberit AG - Reg	2,364,631	0.5
259,539		Glencore PLC	1,568,304	0.3
9,899		Holcim Ltd.	792,083	0.2
11,459		Julius Baer Group Ltd.	486,115	0.1
67,096		Nestle S.A.	4,967,793	1.0
80,149		Novartis AG	6,972,855	1.4
27,854		Roche Holding AG - Genusschein	8,083,391	1.6
13,540		Schindler Holding AG - Part Cert	2,023,528	0.4
135		SGS S.A.	294,090	0.1
3,966		Sonova Holding AG - Reg	615,342	0.1
1,762		Swatch Group AG - BR	939,644	0.2
1,485		Syngenta AG	526,068	0.1
94,119		UBS AG - Reg	1,617,109	0.3
17,477		Wolseley PLC	909,891	0.2
7,092		Zurich Insurance Group AG	2,060,296	0.4
			37,313,320	7.6

		Taiwan: 1.3%
72,000		Asustek Computer, Inc.	760,850	0.1
312,085		Hon Hai Precision Industry Co., Ltd. GDR	2,137,782	0.4
197,000		Taiwan Semiconductor Manufacturing Co., Ltd.	789,829	0.2
132,800		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,656,000	0.6
			6,344,461	1.3

		Thailand: 0.2%
146,300		CP ALL PCL	209,749	0.1
919,500		Krung Thai Bank PCL	610,813	0.1
			820,562	0.2

		Turkey: 0.8%
84,167		KOC Holding AS	441,640	0.1
793,553		Turkiye Garanti Bankasi A/S	3,268,029	0.7
			3,709,669	0.8

		United Arab Emirates: 0.1%
27,270		DP World Ltd.	539,899	0.1

		United Kingdom: 19.3%
44,130		ARM Holdings PLC	628,257	0.1
41,989		ASOS PLC	1,765,180	0.4
31,004		AstraZeneca PLC	2,263,811	0.5
753,751		Barclays PLC	2,857,247	0.6
376,848		BG Group PLC	7,431,186	1.5
80,000		BHP Billiton PLC	2,728,970	0.5
293,876		BP PLC	2,393,259	0.5
57,510		British American Tobacco PLC	3,369,085	0.7
35,959		British Sky Broadcasting PLC	532,263	0.1
23,921		Burberry Group PLC	568,809	0.1
50,863		Capita Group PLC	1,029,898	0.2
211,680		CNH Industrial NV	1,953,785	0.4
34,966		Compass Group PLC	569,758	0.1
10,694		Diageo PLC	321,167	0.1
285,359		Direct Line Insurance Group PLC	1,369,784	0.3
13,092		easyJet PLC	285,344	0.1
43,125		Experian Group Ltd.	737,903	0.1
58,116		GKN PLC	334,381	0.1
19,098		GlaxoSmithKline PLC	460,239	0.1
199,000		Hargreaves Lansdown PLC	3,430,852	0.7
397,902		HSBC Holdings PLC	4,265,891	0.9
328,500		Imagination Technologies Group PLC	979,341	0.2
47,000		Imperial Tobacco Group PLC	2,034,823	0.4
161,447		Informa PLC	1,324,721	0.3
33,960		InterContinental Hotels Group PLC	1,377,788	0.3
176,966		International Consolidated Airlines Group SA	983,693	0.2
52,544		Intertek Group PLC	2,268,599	0.5
204,842		John Wood Group PLC	2,582,011	0.5
68,090		Johnson Matthey PLC	3,392,724	0.7
207,000	L	Kazakhmys PLC	1,135,108	0.2
109,427		Kingfisher PLC	552,704	0.1
71,364		Ladbrokes PLC	158,321	0.0

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
1,674,458		Lloyds TSB Group PLC	$2,087,513	0.4
304,870		Mitchells & Butlers PLC	1,919,427	0.4
224,720		Prudential PLC	5,164,950	1.0
91,769		Reed Elsevier PLC	1,475,262	0.3
188,059		Rexam PLC	1,585,321	0.3
63,133		Rightmove PLC	2,417,961	0.5
56,760		Rio Tinto PLC	3,244,074	0.7
124,308		Rolls-Royce Holdings PLC	2,169,973	0.4
44,391		SABMiller PLC	2,417,170	0.5
158,690		Standard Chartered PLC	3,290,887	0.7
647,114		Taylor Wimpey PLC	1,209,570	0.2
72,156		Tullow Oil PLC	884,674	0.2
93,444		Unilever PLC	4,037,405	0.8
1,088,956		Vodafone Group PLC	3,626,339	0.7
46,000		Weir Group PLC	1,985,402	0.4
45,612		William Hill PLC	270,359	0.1
45,331		WPP PLC	902,387	0.2
			94,775,576	19.3

		United States: 2.2%
26,934		Anheuser-Busch InBev Worldwide, Inc.	2,907,054	0.6
1,600		Avago Technologies Ltd.	111,008	0.0
54,911		Coca-Cola Enterprises, Inc.	2,495,705	0.5
8,500		Las Vegas Sands Corp.	627,725	0.1
9,800		Liberty Global PLC - Class A	407,680	0.1
11,700		Liberty Global PLC - Class C	467,883	0.1
9,199		Mettler Toledo International, Inc.	2,365,431	0.5
710		Priceline.com, Inc.	882,139	0.2
81,300		Samsonite International SA	251,943	0.0
1,300		Wynn Resorts Ltd.	277,160	0.1
			10,793,728	2.2

	Total Common Stock
	(Cost $429,366,163)		472,138,357	96.0

PREFERRED STOCK: 0.7%
		Brazil: 0.1%
27,972		Itau Unibanco Holding S.A.	432,757	0.1

		Germany: 0.6%
14,899		Porsche AG	1,392,593	0.3
6,692		Volkswagen AG	1,554,138	0.3
			2,946,731	0.6

		United States: 0.0%
911	X	Peixe Urbano, Inc. - Series A	–	–
4,440	X	Peixe Urbano, Inc. - Series C	133	0.0
			133	0.0

	Total Preferred Stock
	(Cost $3,905,523)		3,379,621	0.7

	Total Long-Term Investments
	(Cost $433,271,686)		475,517,978	96.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc(1): 0.5%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 08/15/14-06/20/64)	1,000,000	0.2
519,990	Millenium Fixed Income Ltd., Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $519,991, collateralized by various U.S. Government Securities, 0.750%-2.250%, Market Value plus accrued interest $530,390, due 12/31/17-06/30/19)	519,990	0.1
1,000,000	Nomura Securities, Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.125%, Market Value plus accrued interest $1,020,000, due 10/30/14-03/20/63)	1,000,000	0.2
		2,519,990	0.5

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
3,102,893	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††	$3,102,893	0.7
1,065,554	T. Rowe Price Reserve Investment Fund, 0.060%††	1,065,555	0.2
	Total Mutual Funds
	(Cost $4,168,448)	4,168,448	0.9

	Total Short-Term Investments
	(Cost $6,688,438)	6,688,438	1.4

	Total Investments in Securities (Cost $439,960,124)	$482,206,416	98.1
	Assets in Excess of Other Liabilities	9,541,780	1.9
	Net Assets	$491,748,196	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2014.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at July 31, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $442,277,765.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$55,455,296
Gross Unrealized Depreciation	(15,526,645)

Net Unrealized Appreciation	$39,928,651

Sector Diversification	Percentage of Net Assets
Financials	23.2%
Consumer Discretionary	15.3
Industrials	14.5
Consumer Staples	11.0
Health Care	9.7
Energy	6.9
Materials	6.5
Information Technology	4.8
Telecommunication Services	3.2
Utilities	1.6
Short-Term Investments	1.4
Assets in Excess of Other Liabilities	1.9
Net Assets	100.0%

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$20,615,395	$–	$20,615,395
Austria	–	753,670	–	753,670
Belgium	–	3,870,806	–	3,870,806
Brazil	3,740,477	–	–	3,740,477
Canada	4,589,374	–	–	4,589,374
China	6,068,817	9,057,603	–	15,126,420
Denmark	–	12,696,394	–	12,696,394
Finland	–	5,609,892	–	5,609,892
France	1,118,156	34,943,540	–	36,061,696
Germany	–	16,142,440	–	16,142,440
Greece	–	849,062	–	849,062
Hong Kong	302,796	11,498,330	–	11,801,126
India	2,998,878	2,247,753	–	5,246,631
Indonesia	471,359	385,387	–	856,746
Ireland	1,904,567	1,129,351	–	3,033,918
Israel	2,713,136	–	–	2,713,136
Italy	–	11,487,652	–	11,487,652
Japan	2,445,866	83,873,990	–	86,319,856
Luxembourg	518,070	–	–	518,070
Malaysia	–	491,260	–	491,260
Mexico	841,267	–	–	841,267
Netherlands	667,145	14,465,633	–	15,132,778
New Zealand	–	1,601,046	–	1,601,046
Norway	–	3,878,225	–	3,878,225
Philippines	–	1,369,983	–	1,369,983
Portugal	–	236,274	–	236,274
Qatar	–	87,783	–	87,783
Russia	253,400	1,167,235	–	1,420,635
Singapore	–	3,386,026	–	3,386,026
South Africa	1,332,257	2,869,081	–	4,201,338
South Korea	–	8,676,126	–	8,676,126
Spain	–	11,567,834	–	11,567,834
Sweden	–	22,917,806	–	22,917,806
Switzerland	–	37,313,320	–	37,313,320
Taiwan	4,793,782	1,550,679	–	6,344,461
Thailand	–	820,562	–	820,562
Turkey	–	3,709,669	–	3,709,669
United Arab Emirates	–	539,899	–	539,899
United Kingdom	1,135,108	93,640,468	–	94,775,576
United States	7,634,731	3,158,997	–	10,793,728
Total Common Stock	43,529,186	428,609,171	–	472,138,357
Preferred Stock	432,757	2,946,731	133	3,379,621
Short-Term Investments	4,168,448	2,519,990	–	6,688,438
Total Investments, at fair value	$48,130,391	$434,075,892	$133	$482,206,416
Other Financial Instruments+
Forward Foreign Currency Contracts	–	228,161	–	228,161
Total Assets	$48,130,391	$434,304,053	$133	$482,434,577
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(159,343)	$–	$(159,343)
Total Liabilities	$–	$(159,343)	$–	$(159,343)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2014, the following forward foreign currency contracts were outstanding for the Voya Multi-Manager International Equity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	356,750	Buy	08/21/14	$482,603	$477,731	$(4,872)
Barclays Bank PLC	Swiss Franc	777,919	Buy	08/21/14	866,889	856,112	(10,777)
Barclays Bank PLC	Swedish Krona	14,868,502	Buy	08/21/14	2,180,159	2,155,253	(24,906)
Credit Suisse Group AG	Australian Dollar	10,121,046	Buy	08/21/14	9,461,508	9,394,110	(67,398)
Credit Suisse Group AG	Hong Kong Sar Dollar	8,493,767	Buy	08/21/14	1,095,860	1,096,001	141
Credit Suisse Group AG	Singapore Dollar	2,655,117	Buy	08/21/14	2,139,934	2,128,350	(11,584)
Deutsche Bank AG	EU Euro	170,210	Buy	08/21/14	228,762	227,931	(831)
Goldman Sachs & Co.	EU Euro	1,743,274	Buy	08/21/14	2,351,204	2,334,449	(16,755)
State Street Bank	Norwegian Krone	2,108,827	Buy	08/21/14	336,718	335,254	(1,464)
State Street Bank	British Pound	231,613	Buy	08/21/14	393,221	390,977	(2,244)
State Street Bank	British Pound	821,719	Buy	08/21/14	1,405,550	1,387,113	(18,437)
							$(159,127)

Barclays Bank PLC	British Pound	686,559	Sell	08/21/14	$1,174,902	$1,158,955	$15,947
Barclays Bank PLC	EU Euro	3,187,726	Sell	08/21/14	4,314,112	4,268,740	45,372
Barclays Bank PLC	Norwegian Krone	8,477,085	Sell	08/21/14	1,366,121	1,347,661	18,460
Barclays Bank PLC	EU Euro	452,275	Sell	08/21/14	612,012	605,650	6,362
Credit Suisse Group AG	Canadian Dollar	1,142,394	Sell	08/21/14	1,063,232	1,047,285	15,947
State Street Bank	Hong Kong Sar Dollar	6,209,707	Sell	08/21/14	801,200	801,275	(75)
State Street Bank	British Pound	191,195	Sell	08/21/14	326,951	322,749	4,202
State Street Bank	EU Euro	363,208	Sell	08/21/14	491,344	486,378	4,966
State Street Bank	Japanese Yen	717,269,389	Sell	08/21/14	7,053,559	6,973,619	79,940
State Street Bank	Japanese Yen	62,010,446	Sell	08/21/14	612,437	602,894	9,543
State Street Bank	Canadian Dollar	385,500	Sell	08/21/14	360,914	353,405	7,509
State Street Bank	Japanese Yen	136,097,000	Sell	08/04/14	1,342,836	1,323,064	19,772
							$227,945

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$228,161
Total Asset Derivatives		$228,161

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$159,343
Total Liability Derivatives		$159,343

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2014:

	Barclays Bank PLC	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	State Street Bank	Totals
Assets:
Forward foreign currency contracts	$86,141	$16,088	$-	$-	$125,932	$228,161
Total Assets	$86,141	$16,088	$-	$-	$125,932	$228,161

Liabilities:
Forward foreign currency contracts	$40,555	$78,982	$831	$16,755	$22,220	$159,343
Total Liabilities	$40,555	$78,982	$831	$16,755	$22,220	$159,343

Net OTC derivative instruments by counterparty, at fair value	$45,586	$(62,894)	$(831)	$(16,755)	$103,712	$68,818

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$45,586	$(62,894)	$(831)	$(16,755)	$103,712	$68,818

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Australia: 3.5%
70,558		Aditya Birla Minerals Ltd.	$18,360	0.0
425,481		Australian Pharmaceutical Industries Ltd.	237,239	0.1
55,695		Australian Worldwide Exploration Ltd.	93,175	0.0
9,389		BC Iron Ltd.	29,223	0.0
28,631		BT Investment Management Ltd.	177,104	0.1
152,133		Challenger Financial Services Group Ltd.	1,126,615	0.4
19,677		Collection House Ltd.	35,698	0.0
63,654		Collins Foods Ltd.	143,483	0.1
10,220		Domino's Pizza Enterprises Ltd.	203,176	0.1
49,844		Downer EDI Ltd.	222,319	0.1
9,569		GBST Holdings Ltd.	32,135	0.0
120,884		Grange Resources Ltd.	18,362	0.0
218,528		Karoon Gas Australia Ltd.	727,197	0.3
15,335		Melbourne IT Ltd.	23,086	0.0
105,360		Mount Gibson Iron Ltd.	70,542	0.0
268,190		Nufarm Ltd.	1,071,848	0.4
312,048		Qantas Airways Ltd.	382,359	0.1
73,436		RCR Tomlinson Ltd.	199,097	0.1
118,449		Resolute Mining Ltd.	64,546	0.0
764,897		Roc Oil Co. Ltd.	440,707	0.2
117,995		SAI Global Ltd.	531,747	0.2
130,887		Sigma Pharmaceuticals Ltd.	94,595	0.0
402,208		Spotless Group Holdings Ltd.	691,477	0.2
48,027		Super Retail Group Ltd.	418,205	0.2
13,919		Tassal Group Ltd.	51,522	0.0
367,123		Tox Free Solutions Ltd.	1,108,793	0.4
1,020,366		Transpacific Industries Group Ltd.	1,014,956	0.4
16,020		Virtus Health Ltd.	115,508	0.0
43,920		Western Areas NL	202,870	0.1
			9,545,944	3.5

		Austria: 0.8%
25,190		CA Immobilien Anlagen AG	503,146	0.2
4,265		S IMMO AG	33,981	0.0
9,008		Schoeller-Bleckmann Oilfield Equipment AG	1,072,323	0.4
660		Semperit AG Holding	36,767	0.0
19,800		Zumtobel AG	408,435	0.2
			2,054,652	0.8

		Belgium: 2.4%
8,439		Ackermans & van Haaren NV	1,022,371	0.4
151,931		AGFA-Gevaert NV	453,881	0.2
27		Banque Nationale de Belgique	125,159	0.0
4,209		Barco NV	310,066	0.1
13,313		Cie d'Entreprises CFE	1,308,838	0.5
9,093		Deceuninck Plastics	22,843	0.0
31,200		D'ieteren SA	1,319,984	0.5
10,191		Exmar NV	157,300	0.1
19,275		Kinepolis Group NV	748,152	0.3
9,699		Melexis NV	448,975	0.2
3,201		Punch International NV	13,322	0.0
34,906		Recticel SA	333,761	0.1
303		Resilux	41,790	0.0
6,356		Sioen Industries NV	104,983	0.0
544	@	Van de Velde NV	28,804	0.0
			6,440,229	2.4

		Brazil: 0.6%
42,173		Bematech SA	155,959	0.1
19,874	L	Cia Paranaense de Energia ADR	308,842	0.1
5,700		Fertilizantes Heringer SA	21,104	0.0
3,300		Kroton Educacional SA	87,942	0.0
11,500		Light S.A.	108,170	0.0
259,100		Magazine Luiza SA	1,019,840	0.4
			1,701,857	0.6

		Canada: 7.3%
18,500		Aecon Group, Inc.	278,429	0.1
2,600		Akita Drilling Ltd.	38,797	0.0
53,888		Altus Group Ltd. - Canada	1,112,010	0.4
96,400		Bankers Petroleum Ltd.	544,618	0.2
10,500		Birchcliff Energy Ltd.	104,870	0.0
18,100		BTB Real Estate Investment Trust	76,527	0.0
3,300		Calian Technologies Ltd.	64,133	0.0
43,000		Canaccord Capital, Inc.	500,060	0.2
18,500		Canam Group, Inc.	226,170	0.1
9,700		CanElson Drilling, Inc.	67,967	0.0
23,523		Canfor Pulp Products, Inc.	253,924	0.1
21,475		Cascades, Inc.	131,172	0.1
17,100		Celestica, Inc.	183,492	0.1
29,700		Centerra Gold, Inc.	154,445	0.1
1,400		Cervus Equipment Corp.	28,725	0.0
19,200		Chinook Energy, Inc.	38,740	0.0
14,000		Cipher Pharmaceuticals, Inc.	116,201	0.1
3,700		Clarke, Inc.	37,327	0.0
4,827		Clearwater Seafoods, Inc.	36,700	0.0
5,500		Cogeco Cable, Inc.	305,783	0.1
4,900		Cogeco, Inc.	243,124	0.1
2,000		Contrans Group, Inc.	27,697	0.0
20,900		Crocotta Energy, Inc.	87,215	0.0
65,546		Dominion Diamond Corp.	919,153	0.3
16,000		Dorel Industries, Inc.	563,195	0.2
27,200		Dream Industrial Real Estate Investment Trust	239,661	0.1
4,100		Dundee Corp.	67,760	0.0
4,800		Eagle Energy Trust	27,250	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
1,900		easyhome Ltd.	$41,386	0.0
11,100		EnerCare, Inc.	138,553	0.1
34,044		Enerflex Ltd.	576,377	0.2
18,000		Enerplus Corp.	411,556	0.2
4,700		Enghouse Systems Ltd.	145,308	0.1
25,000		Ensign Energy Services, Inc.	402,394	0.2
15,800		Exco Technologies Ltd.	162,296	0.1
55,900		Extendicare, Inc.	382,647	0.1
577		FirstService Corp.	32,116	0.0
50,262		Gluskin Sheff + Associates, Inc.	1,469,576	0.5
6,700		Great Canadian Gaming Corp.	97,027	0.0
2,000		Guardian Capital Group Ltd.	30,632	0.0
4,100		Heroux-Devtek, Inc.	40,272	0.0
44,557		High Arctic Energy Services, Inc.	202,690	0.1
11,800		Horizon North Logistics, Inc.	64,500	0.0
38,100		Intertape Polymer Group, Inc.	489,201	0.2
7,600		Jean Coutu Group PJC, Inc.	150,487	0.1
300		Lassonde Industries, Inc.	35,350	0.0
13,100		Laurentian Bank of Canada	619,347	0.2
96,909		Legacy Oil + Gas, Inc.	733,250	0.3
6,000		Linamar Corp.	326,647	0.1
63,800		Lucara Diamond Corp.	149,794	0.1
5,900		Macro Enterprises, Inc.	23,376	0.0
4,500		Magellan Aerospace Corp.	49,938	0.0
900		Mainstreet Equity Corp.	33,512	0.0
31,500	L	Mandalay Resources Corp.	33,512	0.0
40,100		Mart Resources, Inc.	49,281	0.0
7,900		MCAN Mortgage Corp.	106,631	0.0
6,600		McCoy Global, Inc.	37,711	0.0
4,300		Morguard Real Estate Investment Trust	70,710	0.0
7,600		Nevsun Resources Ltd	28,857	0.0
3,100		New Flyer Industries, Inc.	36,818	0.0
55,900		Noranda Income Fund	289,151	0.1
18,363		North American Energy Partners, Inc.	133,132	0.1
71,669		Parex Resources, Inc.	934,224	0.4
19,983		Parkland Fuel Corp.	377,356	0.1
464,932		Petroamerica Oil Corp.	141,395	0.1
5,200		Pizza Pizza Royalty Corp.	65,443	0.0
18,010		Quebecor, Inc.	437,057	0.2
12,500		Rock Energy, Inc.	74,403	0.0
2,200		Rocky Mountain Dealerships, Inc.	21,993	0.0
48,000		Savanna Energy Services Corp.	350,860	0.1
35,000		Teranga Gold Corp.	23,433	0.0
4,600		Torstar Corp.	31,894	0.0
58,539		Transcontinental, Inc.	746,804	0.3
65,200		Trinidad Drilling Ltd.	630,264	0.2
15,400		Uni-Select, Inc.	394,622	0.2
12,400		Western Energy Services Corp.	119,184	0.1
80,849		Western Forest Products, Inc.	170,544	0.1
1,200		Westjet Airlines Ltd.	30,970	0.0
1,400		Winpak Ltd.	35,952	0.0
43,500		Xtreme Drilling and Coil Services Corp.	189,902	0.1
39,740		Yellow Media Ltd.	646,206	0.2
27,902		Zargon Oil & Gas Ltd.	213,420	0.1
2,200		ZCL Composites, Inc.	12,933	0.0
			19,718,039	7.3

		China: 0.6%
504,000		Baofeng Modern International Holdings Co. Ltd.	20,339	0.0
34,000		Baoye Group Co. Ltd.	20,795	0.0
20,843		China Great Star International Ltd.	68,285	0.0
14,836		China King-highway Holdings Ltd.	53,163	0.0
19,594		China Yuchai International Ltd.	401,089	0.2
1,220		Jiangling Motors Corp. Ltd.	4,930	0.0
58,978		Li Heng Chemical Fibre Technologies Ltd	4,255	0.0
75,000		Weiqiao Textile Co.	39,823	0.0
37,008		WuXi PharmaTech Cayman, Inc. ADR	1,140,216	0.4
			1,752,895	0.6

		Denmark: 1.7%
954		Auriga Industries	51,257	0.0
2,851		Bang & Olufsen A/S	34,945	0.0
2,041		Bavarian Nordic A/S	41,797	0.0
27,877		Columbus A/S	27,285	0.0
898		Dfds A/S	71,984	0.0
46,739		DSV A/S	1,475,996	0.6
1,782		East Asiatic Co., Ltd. A/S	18,402	0.0
68,658		Griffin IV Berlin A/S	35,141	0.0
61,664		H Lundbeck A/S	1,413,083	0.6
52,146		Matas A/S	1,322,892	0.5
433		PER Aarsleff A/S	83,003	0.0
18,030		TK Development	30,387	0.0
			4,606,172	1.7

		Finland: 0.6%
3,368		Atria PLC	32,652	0.0
8,483		Cramo PLC	172,194	0.1
5,970		Finnair OYJ	22,863	0.0
15,981		HKScan OYJ	80,048	0.0
8,597		Lassila & Tikanoja OYJ	161,873	0.1
8,558		M-real OYJ	40,672	0.0
19,720		Oriola-KD OYJ	58,883	0.0
8,042		Tieto OYJ	213,768	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Finland: (continued)
32,448		Tikkurila OYJ	$820,005	0.3
			1,602,958	0.6

		France: 4.5%
2,315		Aubay	31,588	0.0
2,576		Bigben Interactive	22,421	0.0
1,897		Boiron SA	144,383	0.1
366		Bongrain SA	30,161	0.0
825		Bourbon SA	23,745	0.0
196		Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine	25,668	0.0
4,476		Caisse Regionale de Credit Agricole Mutuel Nord de France	96,257	0.1
5,876		Societe d'Edition de Canal +	47,839	0.0
1,456		Cegid Group	58,763	0.0
2,912		Compagnie des Alpes	61,999	0.0
86,249		Derichebourg	253,923	0.1
65		Devoteam SA	1,554	0.0
38,539		Etablissements Maurel et Prom	585,885	0.2
13,240		Eurazeo SA	995,136	0.4
5,736		EuropaCorp	32,029	0.0
220		GEA	20,501	0.0
810		Groupe Fnac	35,847	0.0
1,421		Guerbet	62,792	0.0
1,760		Haulotte Group	27,548	0.0
52		Heurtey Petrochem SA	2,345	0.0
17,764		Imerys SA	1,387,052	0.5
2,881		Interparfums SA	93,551	0.1
5,964		Ipsen SA	265,052	0.1
2,221		Le Belier	69,349	0.0
2,989	L	Le Noble Age	71,995	0.0
1,992		Lectra	21,392	0.0
380		Manutan International	20,594	0.0
798		MGI Coutier	113,919	0.1
1,400		Mr Bricolage	27,340	0.0
10,689		Nexity	405,161	0.1
956		Norbert Dentressangle SA	140,468	0.1
765		Plastivaloire	27,801	0.0
619		PSB Industries SA	35,144	0.0
21,955		Rallye SA	1,101,590	0.4
134,608		Silicon-On-Insulator Technologies	410,714	0.2
1,286		Synergie SA	30,704	0.0
22,350		Technicolor SA	161,676	0.1
34,965		Teleperformance	2,429,316	0.9
177		Tessi SA	23,583	0.0
106		Total Gabon	57,933	0.0
424		Trigano SA	10,708	0.0
126,063		UbiSoft Entertainment	2,109,356	0.8
1,368		Vetoquinol SA	61,952	0.0
3,823		Wendel	501,512	0.2
			12,138,246	4.5

		Germany: 6.1%
21,801		Aareal Bank AG	924,568	0.3
14,343		Adler Modemaerkte AG	214,359	0.1
11,453		ADVA AG Optical Networking	42,471	0.0
8,702		Amadeus Fire AG	620,484	0.2
18,761		Aurelius AG	660,843	0.2
252		Bertrandt AG	31,472	0.0
55,613		Borussia Dortmund GmbH & Co. KGaA	364,970	0.1
1,838		CENIT AG	27,860	0.0
10,899		CENTROTEC Sustainable AG	232,991	0.1
6,939		Cewe Stiftung & Co. KGAA	469,135	0.2
26,338		CropEnergies AG	154,696	0.1
107,186		Deutsche Lufthansa AG	1,890,768	0.7
28,978		Deutz AG	204,387	0.1
26,013		DMG Mori Seiki AG	794,587	0.3
470		Eckert & Ziegler AG	14,916	0.0
3,487		Elmos Semiconductor AG	63,011	0.0
16,801		ElringKlinger AG	606,060	0.2
4,924		EM.TV AG	8,288	0.0
4,254		Francotyp-Postalia Holding AG	24,722	0.0
2,992		Gerresheimer AG	206,537	0.1
2,022		GFT Technologies AG	25,132	0.0
9,175		Grammer AG	448,748	0.2
16,913		Grenkeleasing AG	1,754,680	0.6
9,783		Hamborner REIT AG	103,083	0.1
8,207		Jenoptik AG	108,858	0.0
82,291		Kontron AG	518,769	0.2
533		Leifheit AG	27,153	0.0
4,018		Nemetschek AG	404,500	0.2
85,566		Patrizia Immobilien AG	954,074	0.4
20,560		Rheinmetall AG	1,246,177	0.5
20,918		Rhoen Klinikum AG	648,700	0.2
33,717		SAF-Holland SA	464,832	0.2
868		Schweizer Electronic AG	26,756	0.0
21,479		Stratec Biomedical Systems AG	1,121,406	0.4
73,015		TUI AG	1,030,546	0.4
1,698		Vib Vermoegen AG	32,393	0.0
1,782		Wacker Neuson SE	39,075	0.0
			16,512,007	6.1

		Greece: 0.2%
52,255		Eurobank Properties Real Estate Investment Co.	664,033	0.2

		Guernsey: 0.0%
10,125		Tetragon Financial Group Ltd.	107,253	0.0

		Hong Kong: 1.3%
119,876		Asia Standard International Group	32,792	0.0
466,000		Bossini International Hldg	40,006	0.0
802,000		Champion Technology Holdings Ltd.	20,008	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
5,605,840	X	China Billion Resources Ltd.	$723	0.0
20,673		China Engine Group Ltd.	59,190	0.0
1,132,096		CSI Properties Ltd.	48,023	0.0
52,500		Dickson Concepts International Ltd.	29,806	0.0
656,500		DMX Technologies Group Ltd.	98,123	0.1
140,000		Dragon Hill Wuling Automobile Holdings Ltd.	8,852	0.0
116,000		Dream International Ltd.	17,812	0.0
612,000		Emperor International Holdings	156,757	0.1
116,000		eSun Holdings Ltd.	13,321	0.0
15,000		Fairwood Holdings Ltd.	32,263	0.0
738,000		Fountain SET Hldgs	96,649	0.0
2,000		Guoco Group Ltd.	24,800	0.0
127,200		HKR International Ltd.	60,019	0.0
54,000		Hung Hing Printing Group Ltd.	7,804	0.0
88,000	@	I.T LTD	32,634	0.0
52,000		Jinhui Holdings Co., Ltd.	10,735	0.0
25,211		Jinhui Shipping & Transportation Ltd.	69,229	0.0
3,680,000		Lai Fung Holdings Ltd.	86,041	0.0
928,000		Lai Sun Development	23,299	0.0
119,000		Lai Sun Garment International Ltd.	17,351	0.0
482,000		Lippo China Resources Ltd.	24,255	0.0
18,000		Lippo Ltd.	10,591	0.0
885,000		Noble Group Ltd.	1,001,850	0.4
278,000		Pacific Andes International Holdings Ltd.	11,055	0.0
470,536		Pacific Century Premium Developments Ltd.	265,320	0.1
13,449		Ping Shan Tea Group Ltd.	264	0.0
104,000		Playmates Holdings Ltd.	130,490	0.1
38,000	X	Regent Manner International Holdings Ltd.	8,826	0.0
290,000		Road King Infrastructure	270,939	0.1
1,866,000		Sinolink Worldwide Holdings	167,308	0.1
28,000		Soundwill Holdings Ltd.	50,470	0.0
100,000		TPV Technology Ltd.	21,492	0.0
154,000		Tradelink Electronic Commerce Ltd.	39,782	0.0
110,000		Valuetronics Holdings Ltd.	44,529	0.1
228,000		Varitronix International Ltd.	209,124	0.1
532,400		VST Holdings Ltd.	136,087	0.1
			3,378,619	1.3

		India: 1.3%
2,647		Accelya Kale Solutions Ltd.	31,092	0.0
36,145		Amtek Auto Ltd.	153,147	0.1
13,518	@	Ashoka Buildcon Ltd.	28,597	0.0
3,030		Balmer Lawrie & Co. Ltd.	27,445	0.0
35,698		Ceat Ltd.	305,924	0.1
4,571		FIEM Industries Ltd.	45,493	0.0
895,730		Firstsource Solutions Ltd.	566,143	0.2
35,132		Gabriel India Ltd.	29,910	0.0
25,620		Geodesic Ltd.	753	0.0
45,312		Geometric Ltd.	106,050	0.1
35,534		Gujarat Alkalies & Chemicals Ltd.	122,327	0.1
42,673		Gujarat Industries Power Co. Ltd.	60,701	0.0
36,779		JB Chemicals & Pharmaceuticals Ltd.	105,465	0.0
12,439		JK Tyre & Industries Ltd.	63,275	0.0
14,065		Jubilant Life Sciences Ltd.	43,460	0.0
30,758		KPR Mill Ltd.	118,768	0.1
202,895		KRBL Ltd.	266,150	0.1
25,255		Motherson Sumi Systems Ltd.	151,443	0.1
62,519		Nucleus Software Exports Ltd.	212,950	0.1
38,834		Orient Cement Ltd.	66,859	0.0
39,431		Sonata Software Ltd.	49,553	0.0
4,819		State Bank of Bikaner & Jaipur	52,564	0.0
10,412		Tamilnadu Newsprint & Papers Ltd.	27,738	0.0
5,371		Tata Elxsi Ltd.	52,219	0.0
144,191		TVS Motor Co. Ltd.	349,280	0.1
27,347		UPL Ltd.	148,014	0.1
21,379		Varun Industries Ltd.	2,561	0.0
39,975		Zensar Technologies Ltd.	276,801	0.1
			3,464,682	1.3

		Indonesia: 0.4%
1,002,000		Agung Podomoro Land Tbk PT	28,549	0.0
5,496,462		Darma Henwa Tbk PT	23,738	0.0
2,133,200		Elnusa Tbk PT	122,662	0.1
3,578,500		Gajah Tunggal Tbk PT	555,723	0.2
231,000		Indah Kiat Pulp and Paper Corp. Tbk PT	27,073	0.0
228,500		Lippo Cikarang Tbk PT	156,715	0.1
464,500		Multipolar Corp. Tbk PT	29,701	0.0
280,800		Petrosea Tbk PT	30,605	0.0
			974,766	0.4

		Ireland: 0.5%
81,479		Circle Oil PLC	26,659	0.0
34,167		Fly Leasing Ltd. ADR	510,455	0.2
206,111		Henderson Group PLC	842,555	0.3
			1,379,669	0.5

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Israel: 0.1%
47,867		Africa Israel Investments Ltd.	$84,921	0.1
11,628		Babylon Ltd.	15,296	0.0
132,566		El Al Israel Airlines	20,562	0.0
1,410		Formula Systems 1985 Ltd.	38,423	0.0
			159,202	0.1

		Italy: 3.1%
187,024		Anima Holding SpA	1,113,930	0.4
17,232		Ascopiave SpA	44,926	0.0
25,995		Autostrada Torino-Milano S.p.A.	397,769	0.2
21,033		Banca Generali SpA	587,403	0.2
3,654		Banca IFIS SpA	67,034	0.0
1,680,723		Beni Stabili S.p.A.	1,364,597	0.5
2,326		Brembo SpA	85,590	0.1
7,618		Caltagirone SpA	25,196	0.0
18,674		Danieli & Co. Officine Meccaniche S.p.A.	533,662	0.2
28,755		Delclima	52,597	0.0
18,089		DiaSorin SpA	723,840	0.3
15,646		Ei Towers SpA	844,314	0.3
615		El.En. SpA	17,985	0.0
13,468		Elica SpA	30,838	0.0
30,225		Emak SpA	31,569	0.0
67,526		ERG S.p.A.	1,001,859	0.4
19,346		Exor S.p.A.	740,603	0.3
767		Italmobiliare SpA	30,791	0.0
6,023		Italmobiliare SpA - RSP	150,173	0.1
8,621		La Doria SpA	62,758	0.0
82,769	L	Reno de Medici SpA	33,249	0.0
12,156		Salvatore Ferragamo Italia SpA	334,351	0.1
10,552		Servizi Italia SpA	65,364	0.0
17,365		Sogefi S.p.A.	69,578	0.0
			8,409,976	3.1

		Japan: 29.1%
4,400		Aeon Hokkaido Corp.	26,299	0.0
27,640		Aeon Mall Co., Ltd.	647,702	0.3
4,600		Agrex, Inc.	48,084	0.0
3,400		Agro-Kanesho Co. Ltd.	27,617	0.0
4,300		Ahresty Corp.	37,532	0.0
8,200		Airport Facilities Co., Ltd.	54,666	0.0
1,800		Alconix Corp.	27,083	0.0
3,900		Alpha Systems, Inc.	57,170	0.0
800		Amiyaki Tei Co., Ltd.	29,156	0.0
8,000		Anabuki Kosan, Inc.	24,792	0.0
1,900		AOI Electronic Co. Ltd.	55,067	0.0
2,900		Arakawa Chemical Industries Ltd.	35,524	0.0
2,000		Arc Land Sakamoto Co., Ltd.	44,293	0.0
6,400		Argo Graphics, Inc.	106,969	0.1
2,800		Asahi Broadcasting Corp.	17,158	0.0
4,400		Asahi Holdings, Inc.	75,832	0.0
35,400		Asahi Intecc Co. Ltd.	1,468,161	0.6
5,400		Asahi Net, Inc.	26,546	0.0
5,000		ASKA Pharmaceutical Co., Ltd.	54,072	0.0
7,000		Bando Chemical Industries Ltd.	28,787	0.0
22,800		Belluna Co., Ltd.	110,619	0.1
4,800		Best Bridal, Inc.	33,416	0.0
5,900		BIC Camera, Inc.	51,147	0.0
4,400		BML, Inc.	175,696	0.1
3,500		Bookoff Corp.	27,498	0.0
8,000		Bunka Shutter Co., Ltd.	68,276	0.0
9,300		CAC Holdings Corp.	104,885	0.1
8,700		Carlit Holdings Co. Ltd.	46,306	0.0
20,000		Central Glass Co., Ltd.	69,490	0.0
4,900	L	Chimney Co. Ltd.	100,184	0.1
3,100		Chiyoda Integre Co., Ltd.	45,304	0.0
8,300		Chori Co., Ltd.	104,885	0.1
2,900		Chubu Shiryo Co., Ltd.	18,998	0.0
65,000		Chuetsu Pulp & Paper Co., Ltd.	114,319	0.1
4,700		Cleanup Corp.	43,105	0.0
4,100		Computer Engineering & Consulting Ltd.	28,059	0.0
2,500		Corona Corp.	28,564	0.0
4,900		CTI Engineering Co., Ltd.	62,245	0.0
29,900		CyberAgent, Inc.	1,002,286	0.4
8,000		Daihatsu Diesel Manufacturing Co., Ltd.	50,330	0.0
26,000		Daiichi Jitsugyo Co., Ltd.	141,972	0.1
1,000		Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	27,343	0.0
1,700		Daikoku Denki Co., Ltd.	29,206	0.0
2,700		Daikokutenbussan Co., Ltd.	77,694	0.1
105,000		Daikyo, Inc.	220,865	0.1
6,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	28,543	0.0
58,000		Daito Bank Ltd.	71,199	0.0
3,600		Daito Pharmaceutical Co. Ltd.	62,455	0.0
115,000		Daiwa Industries Ltd.	800,431	0.3
6,700	@	Daiwa Odakyu Construction	31,066	0.0
80,000		Denyo Co., Ltd.	1,215,641	0.5
35,800		Digital Garage, Inc.	570,848	0.2
4,700		Dip Corp.	200,636	0.1
2,400		Doutor Nichires Holdings Co., Ltd.	40,331	0.0
39,091		DTS Corp.	769,446	0.3
2,500		Dydo Drinco, Inc.	110,393	0.1
60,200		EDION Corp.	398,016	0.2
6,300		Excel Co., Ltd.	128,346	0.1
25,500		Exedy Corp.	752,830	0.3
2,200		FALCO SD Holdings Co., Ltd.	25,969	0.0
157,500		Ferrotec Corp.	1,185,979	0.5
14,000		Fuji Kiko Co., Ltd.	63,440	0.0
22,927		Fuji Soft, Inc.	510,807	0.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
9,200		Fujikura Kasei Co., Ltd.	$47,544	0.0
300		Fujishoji Co., Ltd.	3,843	0.0
9,200		Fujitsu Frontech Ltd.	126,737	0.1
2,500		FuKoKu Co. Ltd.	23,558	0.0
6,000		Fukuda Corp.	35,003	0.0
2,300		Fukuda Denshi Co., Ltd.	131,022	0.1
2,000		Furusato Industries Ltd.	27,390	0.0
8,000		Fuso Pharmaceutical Industries Ltd.	24,510	0.0
36,200		Futaba Industrial Co., Ltd.	203,482	0.1
3,100		G-7 Holdings, Inc.	30,124	0.0
1,000		Gamecard - Joyco Holdings, Inc.	14,749	0.0
700	@	Genky Stores, Inc.	27,929	0.0
2,500		Geo Corp.	21,219	0.0
1,378		GLP J-Reit	1,535,969	0.6
5,700		Grandy House Corp.	18,749	0.0
3,900		Haruyama Trading Co., Ltd.	27,100	0.0
25,000		Higashi-Nippon Bank Ltd.	66,437	0.0
4,300		Hirano Tecseed Co., Ltd.	39,362	0.0
68,000		Hitachi Metals Ltd.	1,105,773	0.4
2,400		Hitachi Zosen Fukui Corp.	32,352	0.0
3,000	@	Hochiki Corp.	28,343	0.0
10,000		Hokkan Holdings Ltd.	28,359	0.0
5,000		Hokuetsu Industries Co. Ltd.	38,954	0.0
8,000		Hokuriku Electrical Construction Co. Ltd.	42,809	0.0
7,300		H-One Co. Ltd.	53,081	0.0
43,900		Hoshizaki Electric Co., Ltd.	2,235,148	0.8
2,200		I K K, Inc.	18,083	0.0
36,900		IBJ Leasing Co., Ltd.	985,394	0.4
39,664		Ichiyoshi Securities Co., Ltd.	488,057	0.2
54,200		Iida Group Holdings Co. Ltd.	807,565	0.3
2,100		Inaba Seisakusho Co., Ltd.	29,295	0.0
87,509		Inabata & Co., Ltd.	825,274	0.3
27,400		Ines Corp.	214,816	0.1
32,200		Infocom Corp.	300,959	0.1
4,200		Innotech Corp.	19,572	0.0
33,900		Internet Initiative Japan, Inc.	743,961	0.3
5,400		Information Services International-Dentsu Ltd.	70,533	0.0
5,700		Itfor, Inc.	24,126	0.0
11,700		Itoki Corp.	85,137	0.0
4,100		IwaiCosmo Holdings, Inc.	41,085	0.0
12,000		Iwasaki Electric Co., Ltd.	29,516	0.0
118,000		Jaccs Co., Ltd.	580,494	0.2
47,300		Jamco Corp.	856,431	0.3
5,000		Japan Aviation Electronics Industry Ltd.	102,885	0.1
24,600		Japan Petroleum Exploration Co.	930,407	0.4
13,000		J-Oil Mills, Inc.	41,297	0.0
7,900		Joyful Honda Co. Ltd.	304,511	0.1
51,400		JVC Kenwood Holdings, Inc.	116,937	0.1
6,500		Kaga Electronics Co., Ltd.	81,119	0.0
37,600		Kakaku.com, Inc.	636,343	0.3
700		Kamei Corp.	5,249	0.0
31,000		Kandenko Co., Ltd.	168,345	0.1
1,254,000		Kanematsu Corp.	2,243,682	0.8
12,000		Kasai Kogyo Co., Ltd.	87,792	0.0
3,300		Kawasumi Laboratories, Inc.	21,366	0.0
2,800		Kenko Mayonnaise Co. Ltd.	29,411	0.0
5,700		King Co. Ltd.	23,627	0.0
15,000		Kinki Nippon Tourist Co., Ltd.	27,360	0.0
1,700		Kita-Nippon Bank Ltd.	41,965	0.0
5,000		Kitano Construction Corp.	12,772	0.0
3,300		Komatsu Wall Industry Co., Ltd.	81,713	0.0
2,300		Konaka Co., Ltd.	16,132	0.0
1,700		Konishi Co., Ltd.	36,741	0.0
3,500		Konoike Transport Co. Ltd.	72,009	0.0
5,400		Kosaido Co., Ltd.	22,245	0.0
9,500		Kura Corp.	251,989	0.1
25,000		Kyodo Printing Co., Ltd.	92,454	0.0
8,000		Kyosan Electric Manufacturing Co. Ltd.	28,732	0.0
2,000		Kyosei Rentemu Co. Ltd.	24,982	0.0
5,600		Kyowa Leather Cloth Co. Ltd.	31,921	0.0
12,000		Kyudenko Corp.	109,718	0.1
5,200		LAC Co. Ltd.	33,545	0.0
3,800		Maezawa Kyuso Industries Co., Ltd.	48,968	0.0
124,000		Makino Milling Machine Co., Ltd.	1,004,126	0.4
5,900		Marubun Corp.	35,111	0.0
72,000		Marudai Food Co., Ltd.	237,133	0.1
2,300		Maxvalu Tokai Co. Ltd.	31,491	0.0
3,000		Megachips Corp.	42,118	0.0
1,600		Melco Holdings, Inc.	34,529	0.0
44,300		Message Co., Ltd.	1,729,170	0.7
48		MID Reit, Inc.	111,845	0.1
7,000		Mikuni Corp.	27,837	0.0
93,127		Mimasu Semiconductor Industry Co., Ltd.	834,912	0.3
9,000		Miroku Jyoho Service Co. Ltd.	45,109	0.0
1,800		Mitani Corp.	50,047	0.0
21,000		Mito Securities Co., Ltd.	76,670	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
365,600		Mitsubishi UFJ Lease & Finance Co., Ltd.	$2,047,767	0.8
176,000		Mitsubishi Gas Chemical Co., Inc.	1,143,734	0.4
1,100		Mitsubishi Research Institute, Inc.	25,730	0.0
14,100		Mitsui High-Tec, Inc.	95,058	0.1
12,000		Miyazaki Bank Ltd.	40,149	0.0
500		Mochida Pharmaceutical Co., Ltd.	34,119	0.0
71,200		DMG Mori Seiki Co., Ltd	905,271	0.3
6,000		MTI Ltd.	59,365	0.0
36,100		Musashi Seimitsu Industry Co., Ltd.	881,997	0.3
15,000		Nagano Bank Ltd.	28,075	0.0
86,383	L	Namura Shipbuilding Co., Ltd.	790,458	0.3
7,000		New Japan Radio Co., Ltd.	29,581	0.0
5,900		Nichiha Corp.	58,466	0.0
7,073		Nichireki Co., Ltd.	70,481	0.0
2,000		NIFTY Corp.	31,162	0.0
2,800		Nihon Eslead Corp.	26,981	0.0
22,600		Nihon Nohyaku Co., Ltd.	243,390	0.1
103,900		Nikkiso Co., Ltd.	1,228,611	0.5
3,000		Nippon Pillar Packing Co., Ltd.	24,026	0.0
11,000		Nippon Road Co., Ltd.	61,698	0.0
8,000		Nippon Seisen Co., Ltd.	49,756	0.0
65,000		Nippon Shinyaku Co., Ltd.	1,855,986	0.7
53,000		Nippon Shokubai Co., Ltd.	679,364	0.3
1,600		Nippon Suisan Kaisha Ltd.	4,608	0.0
3,300		Nishio Rent All Co., Ltd.	139,848	0.1
13,000		Nisshin Fudosan Co.	51,747	0.0
141,000		Nittetsu Mining Co., Ltd.	606,620	0.2
14,467		Nojima Corp.	94,044	0.0
10,000		Noritake Co., Ltd.	27,759	0.0
87,000		Obayashi Road Corp.	452,220	0.2
53,000		Oenon Holdings, Inc.	125,979	0.1
5,800		Ohashi Technica, Inc.	59,401	0.0
7,000		Oita Bank Ltd.	25,407	0.0
1,700		Okinawa Electric Power Co., Inc.	54,512	0.0
8,000		Okura Industrial Co., Ltd.	29,531	0.0
8,000		Onoken Co., Ltd.	91,592	0.0
5,000	@	Organo Corp.	25,464	0.0
6,000		Origin Electric Co. Ltd.	19,959	0.0
4,200		Pacific Industrial Co., Ltd.	31,011	0.0
6,600		Paltac Corp.	87,930	0.0
1,000		Panasonic Information Systems	26,271	0.0
1,400	@	Paramount Bed Holdings Co. Ltd.	42,583	0.0
63,600		Pocket Card Co., Ltd.	459,154	0.2
8,000		Regal Corp.	24,346	0.0
5,800		Relo Holdings, Inc.	393,538	0.2
5,500		Right On Co., Ltd.	38,031	0.0
23,000		Ryoden Trading Co. Ltd.	168,537	0.1
808		Saison Information Systems Co. Ltd.	10,763	0.0
800	L	Sakai Moving Service Co., Ltd.	29,694	0.0
24,282		San-Ai Oil Co., Ltd.	184,444	0.1
3,200		Sanei Architecture Planning Co. Ltd.	27,222	0.0
41,000		Sanki Engineering Co., Ltd.	320,092	0.1
4,000		Sankyo Frontier Co. Ltd.	30,807	0.0
3,100		Sankyo Tateyama, Inc.	62,775	0.0
8,100		Sanshin Electronics Co., Ltd.	65,389	0.0
115,000		Sanwa Holdings Corp.	810,622	0.3
17,000		Sanyo Shokai Ltd.	39,071	0.0
4,500		Satori Electric Co., Ltd.	28,897	0.0
6,000		Seibu Electric Industry Co., Ltd.	28,546	0.0
12,000		Seika Corp.	31,586	0.0
26,000		Seikitokyu Kogyo Co., Ltd.	29,745	0.0
2,300		Senshu Electric Co. Ltd	34,460	0.0
10,900		Shidax Corp.	53,624	0.0
12,000		Shinagawa Refractories Co., Ltd.	28,525	0.0
6,100		Shinko Shoji Co., Ltd.	54,775	0.0
638,000		Shinsei Bank Ltd.	1,349,067	0.5
224,000		Shinsho Corp.	544,620	0.2
2,300		Shinwa Co., Ltd./Nagoya	29,770	0.0
70,700		Shionogi & Co., Ltd.	1,526,337	0.6
12,000		Shiroki Corp.	24,839	0.0
93,300		Shizuoka Gas Co., Ltd.	614,580	0.2
4,000		Shobunsha Publications, Inc.	25,154	0.0
33,700		Showa Corp.	375,401	0.2
7,000		Sinanen Co., Ltd.	29,276	0.0
2,000		SK-Electronics Ltd	34,461	0.0
24,800		Sky Perfect Jsat Corp.	147,060	0.1
800		Sogo Medical Co., Ltd.	38,946	0.0
400		Sotsu Co. Ltd.	13,186	0.0
4,600		SRA Holdings	78,483	0.0
2,000		Studio Alice Co., Ltd.	27,944	0.0
79,400		SCSK Corp.	2,195,791	0.8
53,500		Sumitomo Densetsu Co., Ltd.	630,196	0.2
4,000		Suncall Corp.	24,690	0.0
2,900		Sun-Wa Technos Corp.	28,897	0.0
3,700	@	SystemPro Co., Ltd.	28,127	0.0
1,500		T&K Toka Co. Ltd.	31,690	0.0
2,200		Tachibana Eletech Co., Ltd.	29,846	0.0
4,200		Tachikawa Corp.	28,857	0.0
4,000	@	Taihei Dengyo Kaisha Ltd.	30,430	0.0
11,000		Nippon Steel & Sumikin Texeng Co., Ltd.	62,200	0.0
23,000		Takara Leben Co., Ltd.	77,766	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
3,500		Takara Printing Co., Ltd.	$27,303	0.0
17,000		Takiron Co., Ltd.	96,562	0.1
15,000		Takuma Co., Ltd.	90,952	0.0
9,000		Tayca Corp.	33,106	0.0
86,000		TBK Co., Ltd.	435,651	0.2
1,500		Teikoku Sen-I Co., Ltd.	30,039	0.0
72,200		Tenma Corp.	1,129,032	0.4
4,100		Tera Probe, Inc.	41,783	0.0
50,500		THK Co., Ltd.	1,215,291	0.5
16,500		TKC Corp.	349,031	0.1
178,000		TOA Road Corp.	735,250	0.3
8,000		Tochigi Bank Ltd.	33,091	0.0
5,200		Toell Co. Ltd.	34,516	0.0
7,900		TOKAI Holdings Corp.	33,407	0.0
13,000		Tokushu Tokai Holdings Co., Ltd.	28,074	0.0
15,400		Tokyo Sangyo Co. Ltd.	60,514	0.0
84,800		Tokyo Steel Manufacturing Co., Ltd.	508,711	0.2
158,000		Tokyo Tekko Co., Ltd.	839,394	0.3
103,300		Tokyo Tomin Bank Ltd.	1,221,576	0.5
13,000		Toli Corp.	27,922	0.0
10,000		Tomoku Co., Ltd.	28,619	0.0
91,000		Tonichi Carlife Group, Inc.	273,840	0.1
3,500		Toukei Computer Co., Ltd.	48,141	0.0
132,800		Toyo Kohan Co., Ltd.	769,974	0.3
15,600		Toyo Machinery & Metal Co., Ltd.	78,142	0.0
9,000		Toyo Securities Co., Ltd.	24,982	0.0
27,100		Trans Cosmos, Inc.	578,068	0.2
1,100		Trusco Nakayama Corp.	27,673	0.0
14,200		Tsuruha Holdings, Inc.	815,145	0.3
2,000		Tv Tokyo Holdings Corp.	33,866	0.0
26,000		Uchida Yoko Co., Ltd.	94,056	0.1
1,800		UKC Holdings Corp.	28,097	0.0
1,400		Ulvac, Inc.	27,862	0.0
40,630		Usen Corp.	160,012	0.1
10,200		Utoc Corp.	36,516	0.0
2,200	@	Valor Co., Ltd.	36,341	0.0
200		Vital KSK Holdings, Inc.	1,619	0.0
22,900		Warabeya Nichiyo Co., Ltd.	456,942	0.2
3,300		Waseda Academy Co., Ltd.	25,095	0.0
10,304		Watabe Wedding Corp.	57,547	0.0
2,900		Yahagi Construction Co., Ltd.	22,051	0.0
1,200		YAMADA Consulting Group Co. Ltd.	32,986	0.0
6,300		Yamaichi Electronics Co., Ltd.	40,522	0.0
47,500		Yamato Kogyo Co., Ltd.	1,543,993	0.6
100,800		Yamazen Corp.	798,197	0.3
5,100	@	Yashima Denki Co., Ltd.	28,033	0.0
77,700		Yaskawa Electric Corp.	1,012,645	0.4
1,700		Yellow Hat Ltd.	37,285	0.0
54,200		Yokogawa Electric Corp.	682,654	0.3
982,000		Yuasa Trading Co., Ltd.	2,077,912	0.8
75,000		Yumeshin Holdings Co. Ltd.	710,849	0.3
6,000		Yurtec Corp.	37,027	0.0
65,400		Zenkoku Hosho Co. Ltd.	1,659,961	0.6
29,100		Zuiko Corp.	1,507,100	0.6
			78,872,662	29.1

		Liechtenstein: 0.0%
592		Verwalt & Privat-Bank AG	51,203	0.0

		Luxembourg: 1.2%
5,040		Aperam	169,613	0.1
32,194		Braas Monier Building Group SA	843,433	0.3
89,005	#	O'Key Group SA GDR	837,050	0.3
57,798		Reinet Investments SCA	1,328,085	0.5
			3,178,181	1.2

		Malaysia: 0.3%
26,700		Faber Group BHD	30,660	0.0
171,600		KSL Holdings BHD	160,854	0.1
182,900		Kumpulan Fima BHD	128,190	0.0
339,200		LBS Bina Group Bhd	183,609	0.1
192,523		Lion Industries Corp. Bhd	47,170	0.0
24,200		Malaysian Pacific Industries Bhd	45,880	0.0
75,600		MNRB Holdings Bhd	111,502	0.1
55,200		Puncak Niaga Holding Bhd	57,305	0.0
8,000		Scientex BHD	14,243	0.0
50,900	@	V.S. Industry Berhad	31,345	0.0
			810,758	0.3

		Mexico: 0.6%
1,977,891	L	Axtel SA de CV	673,261	0.3
27,136		Gruma SA de CV	297,839	0.1
4,200		Grupo Financiero Interacciones SA de CV	30,499	0.0
261,900		Grupo Sanborns SAB de CV	432,274	0.2
15,778		Industrias Bachoco SAB de CV	69,963	0.0
			1,503,836	0.6

		Netherlands: 0.8%
15,295		BE Semiconductor Industries NV	255,175	0.1
34,642		Binck NV	392,308	0.2
1,081		DOCdata NV	27,134	0.0
1,984		KAS Bank NV	26,832	0.0
36,886		TomTom NV	268,140	0.1
79,420		USG People NV	1,096,976	0.4
			2,066,565	0.8

		New Zealand: 0.0%
10,722		Nuplex Industries Ltd.	26,921	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Norway: 1.8%
68,584		Borregaard ASA	$461,172	0.2
310,246		BW Offshore Ltd.	410,329	0.1
37,052		Hurtigruten ASA	25,416	0.0
96,738		Kongsberg Gruppen AS	2,208,261	0.8
54,184		Kvaerner ASA	94,198	0.0
18,587		Northern Offshore Ltd.	32,653	0.0
4,281		Ocean Yield ASA	28,874	0.0
53,405		Petroleum Geo-Services ASA	453,626	0.2
81,239		SpareBank 1 SMN	688,481	0.3
3,311		Sparebanken Ost	25,334	0.0
3,503		Spectrum ASA	21,398	0.0
6,739		TGS Nopec Geophysical Co. ASA	191,129	0.1
8,352		Veidekke ASA	91,341	0.1
			4,732,212	1.8

		Philippines: 0.0%
377,600		Benpres Holdings Corp.	45,605	0.0
127,700		First Gen Corp.	65,098	0.0
			110,703	0.0

		Poland: 0.2%
836		Budimex SA	29,780	0.0
1,492		Fabryki Mebli Forte SA	20,533	0.0
6,094		Lentex SA	15,702	0.0
18,429		Netia SA	33,196	0.0
1,157		Neuca SA	83,014	0.1
148,721		Tauron Polska Energia SA	241,428	0.1
			423,653	0.2

		Portugal: 0.0%
36,711		Altri SGPS SA	102,792	0.0

		Singapore: 0.4%
32,000		Breadtalk Group Ltd.	35,201	0.0
461,000		CSE Global Ltd.	267,822	0.1
38,000		Hiap Hoe Ltd.	27,643	0.0
53,590		Hong Leong Asia Ltd.	68,136	0.0
15,000		Hong Leong Finance Ltd.	33,547	0.0
163,000		Lian Beng Group Ltd.	93,736	0.0
21,000		NSL Ltd./Singapore	28,870	0.0
31,000		Riverstone Holdings Ltd.	23,285	0.0
63,000	@	Sheng Siong Group Ltd.	35,728	0.0
35,000		Sim Lian Group Ltd.	24,128	0.0
61,000		Sing Holdings Ltd.	18,581	0.0
54,000		Stamford Land Corp. Ltd	27,924	0.0
36,000		Sunningdale Tech Ltd.	5,908	0.0
276,000		SunVic Chemical Holdings Ltd.	112,346	0.1
167,000		Tiong Woon Corp. Holding Ltd.	45,515	0.1
44,000		UE E&C Ltd.	41,905	0.0
591,250		UMS Holdings Ltd.	296,218	0.1
			1,186,493	0.4

		South Africa: 0.7%
122,883		Gold Fields Ltd.	484,395	0.2
23,260		Liberty Holdings Ltd.	280,615	0.1
14,802		Mpact Ltd.	41,564	0.0
50,204		Sibanye Gold Ltd.	119,080	0.0
83,764		Super Group Ltd.	234,635	0.1
179,525		Telkom SA Ltd.	828,825	0.3
			1,989,114	0.7

		South Korea: 2.3%
1,599		Asia Cement Co. Ltd.	169,835	0.1
700		Asia Holdings Co. Ltd.	93,659	0.0
4,560		Asia Paper Manufacturing Co. Ltd.	102,937	0.1
2,877		CJ O Shopping Co. Ltd	1,100,630	0.4
286		Dae Han Flour Mills Co. Ltd.	53,285	0.0
10,130		Daesang Holdings Co. Ltd.	195,040	0.1
2,360		Daesung Holdings Co. Ltd.	27,936	0.0
19,945		Daewon San Up Co. Ltd.	248,547	0.1
15,898		Daou Data Corp.	76,007	0.0
605		DAP Co. Ltd.	2,629	0.0
1,540		Dong Ah Tire & Rubber Co. Ltd.	30,714	0.0
4,391		Dongil Industries Co. Ltd.	246,761	0.1
10,548		Green Cross Corp./South Korea	1,247,738	0.5
3,640		Inzi Controls Co. Ltd.	18,887	0.0
657		INZI Display Co. Ltd.	1,190	0.0
2,800		KISCO Corp.	79,547	0.0
4,780		KleanNara Co. Ltd.	26,182	0.0
580		Korea Flange Co. Ltd.	13,275	0.0
16,570		KTCS Corp.	53,935	0.0
1,430		Kunsul Chemical Industrial Co. Ltd.	64,210	0.0
3,201		Kyungchang Industrial Co. Ltd.	40,072	0.0
603		KyungDong City Gas Co. Ltd.	71,481	0.0
17,508		Magnachip Semiconductor Corp.	245,287	0.1
12,270		Meritz Finance Group, Inc.	94,784	0.1
6,912		Neowiz Holdings Corp.	96,312	0.0
6,797		Nice Information & Telecommunication, Inc.	141,553	0.1
1,560		S&T Holdings Co. Ltd.	26,958	0.0
3,410		Saeron Automotive Corp.	36,638	0.0
9,180		Sam Young Electronics Co. Ltd.	107,291	0.1
1,874		Samchully Co. Ltd.	306,173	0.1
7,131	@	Samsung Securities Co. Ltd.	343,284	0.1
467		Samyang Genex Co. Ltd.	58,252	0.0
2,870		Sejong Industrial Co., Ltd.	49,617	0.0
11,780		Seoul Securities Co. Ltd.	28,074	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
3,880		Sewon Precision Industry Co. Ltd.	$112,869	0.1
7,137		Sungwoo Hitech Co. Ltd.	99,299	0.1
10,230		Tae Kyung Industrial Co. Ltd.	61,551	0.0
105		Taekwang Industrial Co. Ltd.	142,161	0.1
15,938		Taeyoung Engineering & Construction Co. Ltd.	88,629	0.0
2,605		Uju Electronics Co. Ltd.	29,052	0.0
1,620		YESCO Co. Ltd.	63,675	0.0
8,610		Yoosung Enterprise Co. Ltd.	47,745	0.0
			6,143,701	2.3

		Spain: 0.1%
10,867		Ence Energia y Celulosa S.A	23,138	0.0
19,690		Papeles y Cartones de Europa SA	112,672	0.1
7,940		Tubacex SA	41,395	0.0
3,312		Unipapel SA	79,829	0.0
			257,034	0.1

		Sweden: 1.6%
2,214		Bergman & Beving AB	51,495	0.0
3,803		Bilia AB	103,128	0.0
122,254		Bufab Holding AB	1,063,356	0.4
77,970		Concentric AB	1,028,734	0.4
13,496		Dios Fastigheter AB	110,762	0.0
5,666		Duni AB	77,821	0.0
5,959		Eolus Vind AB	27,639	0.0
59,262		Haldex AB	781,775	0.3
1,544		Investment AB Oresund	34,805	0.0
32,476		Kungsleden AB	227,891	0.1
3,046		Medivir AB	53,209	0.0
6,650		MQ Holding AB	28,376	0.0
8,069		New Wave Group AB	45,502	0.0
4,875		Nolato AB	119,185	0.1
16,305		Nordnet AB	65,254	0.0
25,154		Semcon AB	220,534	0.1
3,931		Vitrolife AB	63,824	0.1
22,233	L	Vostok Nafta Investment Ltd.	162,185	0.1
			4,265,475	1.6

		Switzerland: 4.3%
2,257		AFG Arbonia-Forster Holding	60,955	0.0
1,798		Autoneum Holding AG	307,648	0.1
3,352		Bellevue Group AG	47,305	0.0
1,277		Calida Holding AG	47,778	0.0
2,784		Charles Voegele Holding AG	47,798	0.0
765		Coltene Holding AG	46,047	0.0
132		Comet Holding AG	84,901	0.1
13,755		Dufry Group	2,355,567	0.9
139		Emmi AG	47,895	0.0
682		Feintool International Holding AG	67,543	0.0
1,549		Forbo Holding AG	1,514,483	0.6
68,375		Gategroup Holding AG	1,730,177	0.7
53		Helvetia Holding AG	25,825	0.0
4,880		Highlight Communications AG	22,463	0.0
221		HOCHDORF Holding AG	30,764	0.0
53		Huegli Holding AG	37,034	0.0
4,666		Implenia AG	274,954	0.1
55		Interroll Holding AG	34,377	0.0
4,131		Kardex AG	189,479	0.1
2,382		Kuoni Reisen Holding	807,324	0.3
3,052		Lonza Group AG	338,447	0.1
33,264		Micronas Semiconductor Holding AG	271,920	0.1
36,943		OC Oerlikon Corp. AG	498,557	0.2
87		Schaffner Holding AG	28,698	0.0
5,099		Swiss Life Holding	1,179,135	0.4
591		Tamedia AG	80,318	0.0
11,024		Tecan Group AG	1,249,235	0.5
195		U-Blox AG	25,237	0.0
152		Vaudoise Assurances Holding SA	68,452	0.0
95		Vetropack Holding AG	165,695	0.1
			11,686,011	4.3

		Taiwan: 1.4%
111,000		Ability Enterprise Co. Ltd.	82,805	0.0
482,000		InnoLux Display Corp.	227,430	0.1
47,637		ChipMOS Technologies (Bermuda) Ltd.	1,120,422	0.4
282,000		Gigabyte Technology Co., Ltd.	387,502	0.2
709,470		Inventec Co., Ltd.	630,691	0.2
385,000		King Yuan Electronics Co., Ltd.	315,340	0.1
134,000		Lucky Cement Corp.	38,784	0.0
184,626		Mercuries & Associates Ltd.	123,104	0.1
111,000		Radium Life Tech Co., Ltd.	79,786	0.0
14,177		Raydium Semiconductor Corp.	30,397	0.0
2,070		Sinon Corp.	1,250	0.0
2,387,000		Winbond Electronics Corp.	860,037	0.3
			3,897,548	1.4

		Thailand: 0.6%
66,000		KCE Electronics PCL	84,740	0.1
382,100		MK Real Estate PCL	48,985	0.0
1,274,500		Thanachart Capital PCL	1,399,447	0.5
84,000		TKS Technologies PCL	29,359	0.0
			1,562,531	0.6

		Turkey: 0.0%
13,272		Adana Cimento Sanayii TAS	28,957	0.0
19,067		Aksigorta	25,947	0.0
8,630		Is Yatirim Menkul Degerler A.S.	5,075	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Turkey: (continued)
12,652		Pinar Entegre Et ve Un Sanayi AS	$53,612	0.0
			113,591	0.0

		United Arab Emirates: 0.0%
39,093		Lamprell PLC	100,157	0.0
38,204		Polarcus Ltd.	19,789	0.0
			119,946	0.0

		United Kingdom: 16.3%
176,919		888 Holdings PLC	353,428	0.1
10,799	@	AGA Rangemaster Group PLC	28,917	0.0
6,898	L	Awilco Drilling PLC	171,858	0.1
198,439		B&M European Value Retail SA	909,595	0.3
45,048		Beazley PLC	185,013	0.1
16,352		Berkeley Group Holdings PLC	673,167	0.2
86,526		Big Yellow Group PLC	732,603	0.3
37,209		Bodycote PLC	434,881	0.2
638,563		Booker Group PLC	1,343,942	0.5
4,139		British Polythene Industries PLC	44,565	0.0
110,799		Chemring Group PLC	379,269	0.2
6,059		Chesnara PLC	31,711	0.0
25,110		Computacenter PLC	257,187	0.1
5,406		Cranswick PLC	115,274	0.1
195,762		Crest Nicholson Holdings PLC	1,162,059	0.4
17,465		Creston PLC	30,739	0.0
50,740		CSR Plc	451,301	0.2
7,352		CVS Group PLC	42,264	0.0
94,226		Dart Group PLC	332,482	0.1
25,413		Davis Service Group PLC	448,211	0.2
73,015		De La Rue PLC	898,011	0.3
346,867		Direct Line Insurance Group PLC	1,665,035	0.6
114,253		Domino's Pizza Group PLC	1,053,123	0.4
225,741		Elementis PLC	1,025,548	0.4
734,199		EnQuest PLC	1,677,114	0.6
44,307		Faroe Petroleum PLC	84,902	0.0
7,936		Fidessa Group PLC	279,356	0.1
121,034		Gem Diamonds Ltd.	397,446	0.2
902,593		Hansteen Holdings PLC	1,610,712	0.6
694,737		Hays PLC	1,424,370	0.5
24,042		Highland Gold Mining Ltd.	28,515	0.0
3,620		Hikma Pharmaceuticals PLC	109,692	0.0
28,595		Hill & Smith Holdings PLC	245,248	0.1
1,796		Hilton Food Group PLC	14,380	0.0
513,154		Home Retail Group	1,433,361	0.5
87,079		Hunting PLC	1,274,625	0.5
92,412		IG Group Holdings PLC	949,357	0.3
3,632		Intermediate Capital Group PLC	24,605	0.0
229,064		Interserve PLC	2,457,182	0.9
6,731		J D Wetherspoon PLC	84,491	0.0
45,594		James Fisher & Sons PLC	1,010,181	0.4
19,673		JKX Oil & Gas PLC	14,282	0.0
40,342		KBC Advanced Technologies PLC	81,732	0.0
97,525		Keller Group PLC	1,426,105	0.5
38,300		Kennedy Wilson Europe Real Estate PLC	686,711	0.3
35,808		Kier Group PLC	1,056,750	0.4
14,472		Lavendon Group PLC	51,798	0.0
56,040		Lookers PLC	125,598	0.1
8,570		Marshalls PLC	23,204	0.0
110,679		Mcbride PLC	177,984	0.1
248,567		Mears Group PLC	1,951,405	0.7
13,177		Mecom Group PLC	33,315	0.0
122,112		Michael Page International PLC	877,521	0.3
41,068		Micro Focus International PLC	587,696	0.2
125,411		Mondi PLC	2,196,452	0.8
75,604		Netplay TV PLC	16,115	0.0
5,864		Northgate PLC	48,709	0.0
33,402		Novae Group PLC	310,160	0.1
190,349		Ophir Energy PLC	692,546	0.3
102,774		Pace PLC	552,624	0.2
84,284		Pendragon PLC	44,824	0.0
9,063	@	Premier Oil PLC	50,179	0.0
94,107		QinetiQ PLC	327,963	0.1
6,602		Renew Holdings PLC	25,636	0.0
4,642		Ricardo Plc	50,354	0.0
13,294		RPC Group PLC	131,187	0.1
158,976		Salamander Energy PLC	302,621	0.1
185,276		Savills PLC	1,854,918	0.7
20,104		Scapa Group PLC	45,058	0.0
179,832		Speedy Hire PLC	159,880	0.1
9,105		St Ives Group PLC	32,704	0.0
3,791		Staffline Group PLC	61,572	0.0
227,074		Thomas Cook Group PLC	467,132	0.2
71,777		Trinity Mirror PLC	239,939	0.1
99,231	#	TSB Banking Group PLC	479,142	0.2
80,835		TT electronics PLC	252,477	0.1
318,271		Tyman PLC	1,542,162	0.6
3,879		Ultra Electronics Holdings PLC	115,635	0.0
102,661		Unite Group PLC	702,591	0.3
9,296		WH Smith PLC	176,908	0.1
2,774		Wynnstay Group PLC	28,217	0.0
53,447		Synthomer PLC	191,485	0.1
			44,069,011	16.3

		United States: 0.3%
7,008		China Cord Blood Corp.	31,395	0.0
18,958		Constellium NV - Class A	549,403	0.2
7,112		Global Ship Lease, Inc.	27,168	0.0
6,361		Global Sources Ltd.	46,944	0.0
9,918		Lumenis Ltd. - B	88,072	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
14,061	@	Sibanye Gold- Spon ADR	$134,900	0.0
			877,882	0.3

	Total Common Stock
	(Cost $231,290,901)		262,659,022	97.0

PREFERRED STOCK: 1.5%
		Germany: 1.5%
16,284	L	Draegerwerk AG & Co. KGaA	1,471,622	0.5
673		Hornbach Holding AG	65,245	0.0
32,809		Jungheinrich AG	1,997,984	0.8
156		KSB AG	101,811	0.1
3,630	L	Sixt SE	100,827	0.0
640		STO AG	123,406	0.1
4,755		Villeroy & Boch AG	82,498	0.0
			3,943,393	1.5

		South Africa: 0.0%
776		Absa Bank Ltd.	61,151	0.0

	Total Preferred Stock
	(Cost $1,672,783)		4,004,544	1.5

ASSET MANAGEMENT: 0.0%
		Singapore: 0.0%
504,000		Global Investments Ltd/Singapore	61,409	0.0

	Total Asset Management
	(Cost $69,585)		61,409	0.0

	Total Long-Term Investments
	(Cost $233,033,269)		266,724,975	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateralcc(1): 1.1%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 08/15/14-06/20/64)	1,000,000	0.4
904,539	Millenium Fixed Income Ltd., Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $904,541, collateralized by various U.S. Government Securities, 0.750%-2.250%, Market Value plus accrued interest $922,630, due 12/31/17-06/30/19)	904,539	0.3
1,000,000	Nomura Securities, Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.125%, Market Value plus accrued interest $1,020,000, due 10/30/14-03/20/63)	1,000,000	0.4
		2,904,539	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
6,176,012	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $6,176,012)	6,176,012	2.3

	Total Short-Term Investments
	(Cost $9,080,551)	9,080,551	3.4

	Total Investments in Securities (Cost $242,113,820)	$275,805,526	101.9
	Liabilities in Excess of Other Assets	(5,011,392)	(1.9)
	Net Assets	$270,794,134	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

L	Loaned security, a portion or all of the security is on loan at July 31, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $242,939,640.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$46,298,627
Gross Unrealized Depreciation	(13,432,741)

Net Unrealized Appreciation	$32,865,886

Sector Diversification	Percentage of Net Assets
Industrials	26.2%
Financials	17.9
Consumer Discretionary	14.5
Information Technology	11.1
Materials	9.8
Health Care	7.9
Energy	7.2
Consumer Staples	2.8
Telecommunication Services	0.6
Utilities	0.5
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$2,519,662	$7,026,282	$–	$9,545,944
Austria	1,514,739	539,913	–	2,054,652
Belgium	3,707,255	2,732,974	–	6,440,229
Brazil	1,701,857	–	–	1,701,857
Canada	19,612,787	105,252	–	19,718,039
China	1,566,355	186,540	–	1,752,895
Denmark	1,493,911	3,112,261	–	4,606,172
Finland	55,515	1,547,443	–	1,602,958
France	1,200,863	10,937,383	–	12,138,246
Germany	2,188,289	14,323,718	–	16,512,007
Greece	664,033	–	–	664,033
Guernsey	–	107,253	–	107,253
Hong Kong	540,602	2,837,294	723	3,378,619
India	762,310	2,702,372	–	3,464,682
Indonesia	23,738	951,028	–	974,766
Ireland	537,114	842,555	–	1,379,669
Israel	–	159,202	–	159,202
Italy	3,378,208	5,031,768	–	8,409,976
Japan	460,899	78,411,763	–	78,872,662
Liechtenstein	51,203	–	–	51,203
Luxembourg	2,171,518	1,006,663	–	3,178,181
Malaysia	388,047	422,711	–	810,758
Mexico	1,503,836	–	–	1,503,836
Netherlands	53,966	2,012,599	–	2,066,565

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
New Zealand	$–	$26,921	$–	$26,921
Norway	2,375,208	2,357,004	–	4,732,212
Philippines	–	110,703	–	110,703
Poland	45,482	378,171	–	423,653
Portugal	–	102,792	–	102,792
Singapore	474,502	711,991	–	1,186,493
South Africa	41,564	1,947,550	–	1,989,114
South Korea	970,080	5,173,621	–	6,143,701
Spain	79,829	177,205	–	257,034
Sweden	2,042,471	2,223,004	–	4,265,475
Switzerland	3,259,670	8,426,341	–	11,686,011
Taiwan	1,189,603	2,707,945	–	3,897,548
Thailand	–	1,562,531	–	1,562,531
Turkey	58,687	54,904	–	113,591
United Arab Emirates	100,157	19,789	–	119,946
United Kingdom	18,520,849	25,548,162	–	44,069,011
United States	877,882	–	–	877,882
Total Common Stock	76,132,691	186,525,608	723	262,659,022
Preferred Stock	1,721,424	2,283,120	–	4,004,544
Short-Term Investments	6,176,012	2,904,539	–	9,080,551
Asset Management	61,409	–	–	61,409
Total Investments, at fair value	$84,091,536	$191,713,267	$723	$275,805,526

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 78.9%
		Consumer Staples: 10.7%
36,500		Magnit OAO	$9,295,625	7.4
71,000		Magnit OJSC GDR	4,163,343	3.3
			13,458,968	10.7

		Energy: 27.3%
39,000		Bashneft OAO	2,142,510	1.7
70,000		Eurasia Drilling Co. Ltd. GDR	2,123,800	1.7
300,000		Gazprom Neft JSC	1,116,916	0.9
775,000		Gazprom OAO ADR	5,696,250	4.5
302,000		Lukoil OAO ADR	16,836,870	13.4
28,000		NovaTek OAO GDR	2,897,491	2.3
70,000		Gazprom Neft JSC ADR	1,307,772	1.0
65,000		Tatneft-sponsored ADR	2,310,347	1.8
			34,431,956	27.3

		Financials: 14.1%
200,000		Halyk Savings Bank of Kazakhstan JSC GDR	2,060,000	1.6
439,659		LSR Group GDR	1,500,556	1.2
3,565,500		Moscow Exchange MICEX-RTS OAO	5,647,778	4.5
880,000		Sberbank of Russia ADR	7,356,800	5.8
85,222	#	TBC Bank JSC GDR	1,188,847	1.0
			17,753,981	14.1

		Health Care: 0.9%
125,000		MD Medical Group Investments PLC GDR	1,125,000	0.9

		Information Technology: 3.7%
50,000		EPAM Systems, Inc.	1,933,000	1.5
50,000	L	Luxoft Holding, Inc.	1,589,500	1.3
30,000		QIWI plc ADR	1,081,500	0.9
			4,604,000	3.7

		Materials: 14.7%
4,000,000		Alrosa AO	4,934,637	3.9
300,000		Kazakhmys PLC	1,645,084	1.3
5,000,000		Magnitogorsk Iron & Steel Works	942,476	0.8
400,000		MMC Norilsk Nickel ADR	7,822,482	6.2
165,000		Severstal	1,574,386	1.3
160,000		Severstal OAO GDR	1,536,839	1.2
			18,455,904	14.7

		Telecommunication Services: 7.5%
75,000		KCell JSC GDR	1,144,159	0.9
180,000		MegaFon OAO GDR	5,010,418	4.0
135,000		Sistema JSFC GDR	3,334,282	2.6
			9,488,859	7.5

		Total Common Stock
		(Cost $80,696,866)	99,318,668	78.9

PREFERRED STOCK: 11.1%
		Energy: 11.1%
14,500,000		Surgutneftegas OJSC	10,643,121	8.4
930,000		Tatneft-Rfd 3 series	3,417,928	2.7

		Total Preferred Stock
		(Cost $10,095,247)	14,061,049	11.1

		Total Long-Term Investments
		(Cost $90,792,113)	113,379,717	90.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.6%
	Securities Lending Collateralcc(1): 1.3%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 08/15/14-06/20/64)	1,000,000	0.8
598,881	Nomura Securities, Repurchase Agreement dated 07/31/14, 0.10%, due 08/01/14 (Repurchase Amount $598,883, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.125%, Market Value plus accrued interest $610,859, due 10/30/14-03/20/63)	598,881	0.5
		1,598,881	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 7.3%
9,193,053	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $9,193,053)	9,193,053	7.3

	Total Short-Term Investments
	(Cost $10,791,934)	10,791,934	8.6

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2014 (Unaudited) (Continued)

Total Investments in Securities (Cost $101,584,047)	$124,171,651	98.6
Assets in Excess of Other Liabilities	1,731,572	1.4
Net Assets	$125,903,223	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at July 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $104,472,667.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,454,757
Gross Unrealized Depreciation	(5,755,773)

Net Unrealized Appreciation	$19,698,984

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$13,458,968	$–	$13,458,968
Energy	7,820,050	26,611,906	–	34,431,956
Financials	12,106,203	5,647,778	–	17,753,981
Health Care	1,125,000	–	–	1,125,000
Information Technology	4,604,000	–	–	4,604,000
Materials	1,645,084	16,810,820	–	18,455,904
Telecommunication Services	–	9,488,859	–	9,488,859
Total Common Stock	27,300,337	72,018,331	–	99,318,668
Preferred Stock	–	14,061,049	–	14,061,049
Short-Term Investments	9,193,053	1,598,881	–	10,791,934
Total Investments, at fair value	$36,493,390	$87,678,261	$–	$124,171,651

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 26, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 26, 2014